As filed with the Securities and Exchange Commission on [January 23, 2012]

Registration No. []

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933

☐ Pre-Effective Amendment No.	☐ Post-Effective Amendment No.

(Check appropriate box or boxes)

MAINSTAY FUNDS TRUST

(Exact Name of Registrant as Specified in Charter)

51 Madison Avenue,
New York, New York 10010

(Address of Principal Executive Offices)

(800) 624-6782

(Registrant’s Area Code and Telephone Number)

J. Kevin Gao, Esq.
MainStay Funds Trust
169 Lackawanna Avenue
Parsippany, New Jersey 07054

(Name and Address of Agent for Service)

With copies to:

Sander M. Bieber, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective on February 29, 2012 pursuant to Rule 488 under the Securities Act of 1933.

Title of securities being registered: Class A shares of common stock, par value $0.01 per share, of the following series of the Registrant: MainStay S&P 500 Index Fund.

An indefinite amount of the Registrant’s securities has been registered under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. In reliance upon such Rule, no filing fee is being paid at this time.

THE MAINSTAY FUNDS
MAINSTAY EQUITY INDEX FUND
51 MADISON AVE
NEW YORK, NEW YORK 10010

[March 19, 2012]

Dear Shareholder:

I am writing to inform you of the upcoming special meeting of shareholders of MainStay Equity Index Fund (“Equity Index Fund”), a series of The MainStay Funds, on May 21, 2012. At this special meeting, as a shareholder of the Fund, you will be asked to vote on an important proposed transaction affecting the Equity Index Fund, as described in detail in the accompanying proxy statement/prospectus. Your vote is extremely important, no matter how large or small your holdings may be.

The proposal you are being asked to consider and approve at the special meeting is the proposed reorganization of the Equity Index Fund into MainStay S&P 500 Index Fund (“S&P 500 Fund”), a series of MainStay Funds Trust. In this reorganization, Class A shares of the Equity Index Fund shares would be exchanged for Class A shares of the S&P 500 Fund with the same aggregate net asset value of the Equity Index Fund.

As you know, the Equity Index Fund came with a guarantee, whereby NYLIFE LLC (“NYLIFE”) agreed to make up any shortfall if the value of the investment in the Equity Index Fund on the tenth anniversary of the investment was less than a shareholder’s original investment, provided that the shareholder remained in the Equity Index Fund for the entire period and reinvested all distributions. The Equity Index Fund has been closed to new investors and new share purchases since January 1, 2002.

Rather than manage two separate funds with virtually identical investment objectives, principal investment strategies and principal risks, New York Life Investment Management LLC, each Fund’s investment manager, believes that the reorganization will, among other things, (i) provide you with the opportunity to participate in a larger combined fund that is currently open to new investors and new share purchases, (ii) create potentially lower expenses resulting from fixed costs being spread over a larger asset base, and (iii) provide potentially greater prospects for fund asset growth over time. You should note, however, that there will be no guarantee associated with the S&P 500 Fund.

After careful consideration, the Board of Trustees of the Equity Index Fund unanimously approved the proposal and recommends that you vote FOR the proposal.

In order to avoid unnecessary expense, I ask your cooperation in responding promptly. I encourage you to carefully review the enclosed materials, which explain this proposal in more detail and vote according to the manner specified, either by mail, by phone, via the Internet or in person.

We appreciate your continued support and confidence in the MainStay Funds. If you have any questions, please contact us by calling toll-free 800-MAINSTAY (624-6782).

Sincerely,
/s/ Stephen P. Fisher Stephen P. Fisher President The MainStay Funds

THE MAINSTAY FUNDS
MAINSTAY EQUITY INDEX FUND
51 MADISON AVENUE
NEW YORK, NEW YORK 10010

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
TO BE HELD [MAY 21, 2012]

NOTICE IS HEREBY GIVEN THAT a Special Meeting of Shareholders (“Special Meeting”) of MainStay Equity Index Fund (“Equity Index Fund”), a series of The MainStay Funds, will be held on May 21, 2012 at 12:00 pm Eastern time at the offices of New York Life Investment Management LLC, 169 Lackawanna Avenue, Parsippany, New Jersey 07054, for the following purposes:

(1)	To approve an Agreement and Plan of Reorganization providing for the acquisition of the assets and liabilities of the Equity Index Fund, a series of The MainStay Funds, by MainStay S&P 500 Index Fund (“S&P 500 Fund”), a series of MainStay Funds Trust, in exchange for Class A shares of the S&P 500 Fund, followed by the complete liquidation of the Equity Index Fund; and
(2)	To transact such other business as may properly come before the Special Meeting or any adjournment or postponement thereof.

The Board of Trustees of The MainStay Funds has fixed the close of business on [February 21], 2012 as the record date for determination of shareholders of the Equity Index Fund entitled to notice of, and to vote at the Special Meeting and any adjournments or postponements thereof.

Your vote is important regardless of the size of your holdings in the Equity Index Fund. Whether or not you expect to be present at the Special Meeting, please complete and sign the enclosed proxy card and return it promptly in the enclosed envelope. You may also vote by Internet or by telephone; please see pages [__] of the enclosed Proxy Statement/Prospectus for details. If you vote by proxy and then desire to change your vote or vote in person, you may revoke your proxy at any time prior to the votes being tallied at the Special Meeting. Please refer to the section of the enclosed Proxy Statement/Prospectus entitled “Voting Information” for more information.

By Order of the Board of Trustees,
/s/ J. Kevin Gao J. Kevin Gao Chief Legal Officer and Secretary [March 19, 2012]

QUESTIONS AND ANSWERS RELATING TO THE PROPOSAL

We recommend that you read the complete Proxy Statement/Prospectus. However, we thought it would be helpful to provide brief answers to some questions concerning the proposal.

Q.  Why is a shareholder meeting being held?

A.  You are being asked to consider and approve the proposed reorganization of MainStay Equity Index Fund (“Equity Index Fund”), a series of The MainStay Funds, into MainStay S&P 500 Index Fund (“S&P 500 Fund”), a series of MainStay Funds Trust.

Q.  How will the reorganization affect me?

A.  If shareholders approve the reorganization, all of the assets and liabilities of the Equity Index Fund will be combined with those of the S&P 500 Fund, and you will become a shareholder of the S&P 500 Fund. You will receive Class A shares of the S&P 500 Fund having the same aggregate net asset value of your Class A shares of the Equity Index Fund.

Q.  Are there differences between the Funds’ investment objectives, principal investment strategies or principal risks?

A.  As described in the Proxy Statement/Prospectus, the investment objective, principal investment strategies and principal risks of the Equity Index Fund and the S&P 500 Fund are virtually identical. The investment manager of the Equity Index Fund, New York Life Investment Management LLC (“New York Life Investments”), is also the investment manager of the S&P 500 Fund. The Equity Index Fund’s subadvisor, Madison Square Investors LLC, is also the subadvisor of the S&P 500 Fund.

Q.  What are the potential benefits from the reorganization?

A.  The Equity Index Fund has been closed to new investors and new share purchases since January 1, 2002. It is anticipated that the reorganization will (i) provide you with the opportunity to participate in a larger combined fund that currently is open for new investors and new share purchases, (ii) create potentially lower expenses resulting from fixed costs being spread over a larger asset base, and (iii) provide potentially greater prospects for fund asset growth over time.

Q.  How will the reorganization affect shareholder fees and expenses?

A.  The reorganization is anticipated to have no effect on total net expenses for shareholders of the Equity Index Fund due to expense limitations maintained by New York Life Investments with respect to the S&P 500 Fund. However, it is anticipated that the shareholders of the Equity Index Fund will realize lower total gross expenses resulting from the combination of the assets of the Equity Index Fund and the S&P 500 Fund.

Q.  The Equity Index Fund offered an unconditional guarantee. Does the S&P 500 Fund also offer an unconditional guarantee?

A.  No. There is no guarantee associated with the S&P 500 Fund. With respect to the Equity Index Fund, NYLIFE LLC (“NYLIFE”), a wholly-owned subsidiary of New York Life Insurance Company, guaranteed unconditionally and irrevocably pursuant to a Guarantee Agreement between NYLIFE and the Equity Index Fund (“Guarantee”) that if, on the business day immediately after ten years from the date(s) of purchase(s) of an Equity Index Fund share, (the “Guarantee Date”), the net asset value (“NAV”) of the Equity Index Fund share plus the value of all dividends and distributions paid with respect to the Equity Index Fund share, including cumulative reinvested dividends and distributions attributable to such share paid during that ten-year period (“Guaranteed Share”), was less than the price initially paid for the Equity Index Fund share (“Guaranteed Amount”), NYLIFE would pay each holder of a Guaranteed Share an amount equal to the difference between the Guaranteed Amount for each such share and the NAV of each such Guaranteed Share outstanding and held by the shareholder as of the close of business on the Guarantee Date. The Equity Index Fund was closed to both new investors and new share purchases on January 2, 2002, and as such, as of the closing date of the proposed reorganization, it is anticipated that NYLIFE will have fulfilled its obligation to applicable shareholders of the Equity Index Fund pursuant to the terms of the Guarantee. NYLIFE will continue to process payments subject to the Guarantee, if applicable.

Q.  Will the reorganization create a taxable event?

A.  It is anticipated that the reorganization will qualify for Federal income tax purposes as a tax-free reorganization under Section 368 of the Internal Revenue Code of 1986, as amended. Accordingly, pursuant to this treatment, neither the Equity Index Fund, the S&P 500 Fund, nor the shareholders are expected to recognize any gain or loss for Federal income tax purposes from the transactions contemplated by the Reorganization Agreement.

Q.  Has the Board approved the Reorganization?

A.  Yes. After careful consideration, the Board of Trustees of the Equity Index Fund unanimously approved the proposal and recommends that you vote FOR the proposal.

Q.  How can I vote?

A.  You can vote:

•	By internet: log on to the website listed on your proxy card and follow the on-screen instructions.
•	By mail: complete and return your proxy card in the enclosed pre-addressed postage-paid envelope.
•	By telephone: call the toll-free number listed on your proxy card and follow the recorded instructions.

Please vote as soon as possible.

Q.  Whom do I contact if I have questions or need additional information?

A.  If you have any questions or need additional information, please contact us by calling toll-free 800-MAINSTAY (624-6782).

INSTRUCTIONS FOR SIGNING PROXY CARDS

The following general rules for signing proxy cards may be of assistance to you and may help avoid the time and expense involved in validating your vote if you fail to sign your proxy card properly.

1.	INDIVIDUAL ACCOUNTS: Sign your name exactly as it appears in the registration on the proxy card.
2.	JOINT ACCOUNTS: Both parties must sign: the names of the parties signing should conform exactly to the names shown in the registration on the proxy card.
3.	ALL OTHER ACCOUNTS: The capacity of the individual signing the proxy card should be indicated unless it is reflected in the form of registration.

For example:

REGISTRATION	VALID
CORPORATE ACCOUNTS
(1) ABC Corp.	ABC Corp. John Doe, Treasurer
(2) ABC Corp.	John Doe
(3) ABC Corp. c/o John Doe	John Doe
(4) ABC Corp. Profit Sharing Plan	John Doe
PARTNERSHIP ACCOUNTS
(1) The XYZ Partnership	Jane B. Smith, Partner
(2) Smith and Jones, Limited Partnership	Jane B. Smith, General Partner
TRUST ACCOUNTS
(1) ABC Trust	Jane B. Doe, Trustee
(2) Jane B. Doe, Trustee u/t/d 01/01/01	Jane B. Doe, Trustee u/t/d/ 01/01/01
CUSTODIAL OR ESTATE ACCOUNTS
(1) John B. Smith, Cust f/b/o John B. Smith, Jr. UGMA/UTMA	John B. Smith, Custodian f/b/o John B. Smith, Jr. UGMA/UTMA
(2) Estate of John B. Smith	John B. Smith, Jr., Executor Estate of John B. Smith

PLEASE CHOOSE ONE OF THE FOLLOWING OPTIONS TO VOTE YOUR SHARES:

•	AUTHORIZE YOUR PROXY THROUGH THE INTERNET. You may authorize your proxy by logging into the Internet site indicated on your proxy card and following the instructions on the website. In order to log on, you will need the control number found on your proxy card.
•	AUTHORIZE YOUR PROXY BY TELEPHONE. You may authorize your proxy by telephone by calling the toll-free number located on your proxy card. Please make sure to have your proxy card available at the time of the call.
•	VOTE BY MAIL. You may cast your vote by signing, dating, and mailing the enclosed proxy card in the postage-paid envelope provided.
•	VOTE IN PERSON AT THE SPECIAL MEETING.

PROXY STATEMENT/PROSPECTUS
[March 19, 2012]

PROXY STATEMENT FOR:
MAINSTAY EQUITY INDEX FUND
(a series of The MainStay Funds)

PROSPECTUS FOR:
MAINSTAY S&P 500 INDEX FUND
(a series of MainStay Funds Trust)

51 MADISON AVENUE
NEW YORK, NEW YORK 10010
(212) 576-7000

This Proxy Statement/Prospectus (“Proxy Statement”) is furnished in connection with a solicitation of proxies made by, and on behalf of, the Board of Trustees (“Board”) of The MainStay Funds, in connection with the Special Meeting of Shareholders (“Special Meeting”) of MainStay Equity Index Fund (“Equity Index Fund”). The Special Meeting will be held on May 21, 2012, at 12:00 pm Eastern time, at the offices of New York Life Investment Management LLC (“New York Life Investments”), 169 Lackawanna Avenue, Parsippany, New Jersey 07054.

Shareholders of record of the Equity Index Fund at the close of business on February 21, 2012 (“Record Date”) are entitled to notice of, and to vote at the Special Meeting or any adjournments or postponements thereof. This Proxy Statement, proxy card and accompanying Notice of Special Meeting of Shareholders were first sent or given to shareholders of the Equity Index Fund on or about [March 19, 2012].

At the Special Meeting, shareholders will be asked to consider and act upon the following proposals:

(1)	To approve an Agreement and Plan of Reorganization (“Reorganization Agreement”) providing for the acquisition of the assets and liabilities of the Equity Index Fund, a series of The MainStay Funds by MainStay S&P 500 Index Fund (“S&P 500 Fund” and together with the Equity Index Fund, “Funds”), a series of MainStay Funds Trust, in exchange for Class A shares of the S&P 500 Fund, followed by the complete liquidation of the Equity Index Fund (“Reorganization”); and
(2)	To transact such other business as may properly come before the Special Meeting or any adjournment or postponement thereof.

The investment objective, principal investment strategies and principal risks of the Equity Index Fund and the S&P 500 Fund are virtually identical. The Equity Index Fund came with an unconditional one-day guarantee from NYLIFE LLC (“NYLIFE”), a wholly owned subsidiary of New York Life Insurance Company (“New York Life”). However, no guarantee is associated with the S&P 500 Fund. For more information, see “Comparison of Investment Objectives, Principal Investment Strategies, Principal Risks, Guarantee and Management” in this Proxy Statement.

Under the proposed Reorganization Agreement, each Class A shareholder of the Equity Index Fund would be entitled to receive Class A shares of the S&P 500 Fund having an aggregate net asset value equal to the aggregate net asset value of the shares of the Equity Index Fund held by that shareholder as of the close of business of the New York Stock Exchange (“NYSE”), usually 4:00 pm New York time, on the closing day of the Reorganization. You are being asked to approve the Reorganization Agreement pursuant to which the Reorganization transaction would be accomplished. This Proxy Statement sets forth concisely the information shareholders of the Equity Index Fund should know before voting on the Reorganization, and constitutes an offering of the shares of the S&P 500 Fund being issued in the Reorganization. Please read it carefully and retain it for future reference.

The following documents containing additional information about the Funds, each having been filed with the Securities and Exchange Commission (“SEC”), are incorporated by reference into (legally considered to be part of) this Proxy Statement:

•	The Statement of Additional Information dated [March 19, 2012] relating to this Proxy Statement (“Reorganization SAI”);
•	The Prospectus of the Equity Index Fund, dated February 28, 2012, as supplemented (“Equity Index Fund Prospectus”);
•	The Prospectus of the S&P 500 Fund, dated February 28, 2012, as supplemented (“S&P 500 Fund Prospectus”);
•	The Statement of Additional Information dated February 28, 2012, as supplemented, relating to the Equity Index Fund (“Equity Index Fund SAI”);
•	The Statement of Additional Information dated February 28, 2012, as supplemented, relating to the S&P 500 Fund (“S&P 500 Fund SAI”);
•	The Annual Report to shareholders of the Equity Index Fund for the fiscal year ended October 31, 2011; and
•	The Annual Report to shareholders of the S&P 500 Fund for the fiscal year ended October 31, 2011.

Except as otherwise described herein, the policies and procedures set forth under the “Shareholder Guide” in the S&P 500 Fund’s Prospectus will apply to the shares issued by the S&P 500 Fund in connection with the Reorganization. The Funds are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (“1940 Act”), and in accordance therewith, file reports and other information, including proxy materials, with the SEC.

Additional copies of the foregoing and any more recent reports filed after the date hereof may be obtained without charge:

By Phone:	800-MAINSTAY (624-6782)
By Mail:	NYLIFE Distributors LLC: Attn: MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054.
By Internet:	www. mainstayinvestments.com.

You also may view or obtain these documents from the SEC:

In Person:	At the SEC’s Public Reference Room at 100 F Street, N.E., Washington, DC 20549.
By Phone:	(202) 551-8090
By Mail:	Public Reference Section Office of Consumer Affairs and Information Services Securities and Exchange Commission 100 F Street, N.E. Washington, DC 20549 (duplicating fee required)
By E-mail:	publicinfo@sec.gov (duplicating fee required)
By Internet:	www.sec.gov

The Board knows of no business other than that discussed above that will be presented for consideration at the Special Meeting. If any other matter is properly presented, it is the intention of the persons named in the enclosed proxy to vote in accordance with their best judgment.

No person has been authorized to give any information or make any representation not contained in this Proxy Statement and, if so given or made, such information or representation must not be relied upon as having been authorized. This Proxy Statement does not constitute an offer to sell or a solicitation of an offer to buy any securities in any jurisdiction in which, or to any person to whom, it is unlawful to make such offer or solicitation.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR DETERMINED THAT THIS PROXY STATEMENT IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SUMMARY

The following is a summary of certain information contained elsewhere in this Proxy Statement and is qualified in its entirety by reference to the more complete information contained herein. Shareholders should read the entire Proxy Statement carefully.

The Equity Index Fund and the S&P 500 Fund are each open-end, management investment companies registered with the SEC. The Equity Index Fund is a separate series of The MainStay Funds, which is organized as a business trust under the laws of the Commonwealth of Massachusetts. The S&P 500 Fund is a separate series of MainStay Funds Trust, which is organized as a Delaware statutory trust.

New York Life Investments serves as the investment manager of each of the Funds. Madison Square Investors LLC (“Madison Square Investors” or “Subadvisor”) serves as the subadvisor of each of the Funds.

The Proposed Reorganization

The Board, including all of the Trustees who are not “interested persons” of the Equity Index Fund (as defined in the 1940 Act) (“Independent Trustees”), unanimously has approved the Reorganization. Subject to approval by the Equity Index Fund shareholders, the Reorganization provides for:

•	the transfer of all of the assets of the Equity Index Fund to the S&P 500 Fund, in exchange for Class A shares of the S&P 500 Fund;
•	the assumption by the S&P 500 Fund of all of the liabilities of the Equity Index Fund;
•	the distribution of Class A shares of the S&P 500 Fund to the shareholders of the Equity Index Fund; and
•	the complete liquidation of the Equity Index Fund.

Background and Reasons for the Reorganization

New York Life Investments believes that the shareholders of each Fund will benefit more from the potential operating efficiencies and economies of scale that may be achieved by combining the Funds’ assets in the Reorganization rather than continuing to operate the Funds separately. The Equity Index Fund has been closed to new investors and new share purchases since January 1, 2002. Rather than managing two separate funds with virtually identical investment objectives, principal investment strategies and principal risks, New York Life Investments

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believes it is in the best interests of shareholders to combine the Funds. There is no guarantee associated with the S&P 500 Fund.

In approving the Reorganization, the Board, including the Independent Trustees, determined that participation in the Reorganization is in the best interests of the Equity Index Fund and that the interests of the S&P 500 Fund’s shareholders will not be diluted as a result of the Reorganization because Equity Index Fund shareholders will receive S&P 500 Fund shares with the same aggregate net asset value as their Equity Index Fund shares. The Board considered the Reorganization proposal at a meeting held on December 14, 2011, and the entire Board, including the Independent Trustees, approved the Reorganization. The determination to approve the proposal was made on the basis of each Board member’s judgment after consideration of all of the factors taken as a whole, though individual Board members may have placed different weights on various factors and assigned different degrees of materiality to various conclusions.

The factors considered by the Board with regard to the Reorganization include, but are not limited to, the following:

•	The investment objectives and principal investment strategies of the Equity Index Fund and S&P 500 Fund are virtually identical.
•	The Equity Index Fund and the S&P 500 Fund have the same investment manager, New York Life Investments, which will continue to oversee the investment program of the S&P 500 Fund, and the performance of Madison Square Investors, the Equity Index Fund’s and the S&P 500 Fund’s subadvisor, after consummation of the Reorganization.
•	The Reorganization Agreement is anticipated to have no effect on total net expenses for shareholders of the Equity Index Fund due to expense limitations maintained by New York Life Investments. Further, it is anticipated that the shareholders of the Equity Index Fund will realize lower total gross expenses resulting from the combination of the assets of the Equity Index Fund and the S&P 500 Fund.
•	The expectation that the S&P 500 Fund will achieve certain operating efficiencies from its larger net asset size and the potential for further reduced expense ratios by sharing certain fixed costs over a larger asset base.
•	The Equity Index Fund shareholders will not pay any sales charges in connection with the Reorganization.

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•	There is expected to be no gain or loss recognized by shareholders for federal income tax purposes as a result of the Reorganization, as the Reorganization is expected to be a tax-free transaction. In addition, prior to the Reorganization, it is expected that the Equity Index Fund will distribute to its shareholders all investment company taxable income, and net realized capital gains not previously distributed to shareholders, and such distribution of investment company taxable income and net realized capital gains will be taxable to shareholders.
•	The aggregate net asset value of the shares that shareholders of the Equity Index Fund will receive in the Reorganization is expected to equal the aggregate net asset value of the shares that shareholders of the Equity Index Fund own immediately prior to the Reorganization, and that shareholders of the Equity Index Fund will not be diluted as a result of the Reorganization.

The Board, including the Independent Trustees, concluded that, based upon the factors and determinations summarized above, completion of the Reorganization is advisable and in the best interests of the Equity Index Fund, and that the interests of the shareholders of the Equity Index Fund will not be diluted with respect to net asset value as a result of the Reorganization. The Board of the S&P 500 Fund concluded that completion of the Reorganization is advisable and in the best interests of the S&P 500 Fund, and that the interests of the shareholders of the S&P 500 Fund will not be diluted with respect to net asset value as a result of the Reorganization.

If the Reorganization is not approved by shareholders of the Equity Index Fund, the Board will consider other alternatives, including the possibility of liquidating the Fund.

The Board recommends that you vote FOR the Reorganization.

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COMPARISON OF THE FUNDS

Comparison of Investment Objectives and Principal Investment Strategies

The investment objective of each Fund is virtually identical. The investment objective of the Funds is to seek to provide investment results that correspond to the total return performance (reflecting reinvestment of dividends) of common stocks in the aggregate (publicly traded common stocks in the case of Equity Index Fund), as represented by the S&P 500® Index. Each Fund’s investment objective is non-fundamental and may be changed without shareholder approval.

The Equity Index Fund and the S&P 500 Fund employ virtually identical investment strategies to achieve their respective objectives. Each Fund normally invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in stocks as represented in the S&P 500® Index in the same proportion, to the extent feasible.

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Comparison of Fees and Expenses

Fee and Expenses of the Funds:

The fee tables below provide information about the fees and expenses attributable to Class A shares of the Funds, assuming the Reorganization had taken place on October 31, 2011 and the estimated fees and expenses attributable to Class A shares of the S&P 500 Fund on a pro forma combined basis. The percentages presented in the fee tables are based on fees and expenses incurred during the 12-month period ended October 31, 2011. Future fees and expenses may be greater or less than those indicated below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest.

Class A

Shareholder Fees (Fees Paid Directly from Shareholder’s Investment)	S&P 500 Index Fund	Equity Index Fund	S&P 500 Index Fund Pro Forma Combined
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.00%	3.00%	3.00%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	None	None	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.24	%(1)	0.27	%(2)	0.24%
Distribution and/or Service (12b-1) Fees	0.25%		0.25%		0.25%
Other Expenses	0.20%		0.29%		0.20%
Total Annual Fund Operating Expenses	0.69	%(3)	0.81	%(4)	0.69	%(4)
Waivers/Reimbursements	(0.09	)%(3)	(0.21	)%(4)	(0.09	)%(4)
Total Annual Fund Operating Expenses After Waivers/Reimbursements	0.60	%(3)	0.60	%(4)	0.60	%(4)

(1)	The management fee is as follows: 0.25% on assets up to $1 billion; 0.225% on assets from $1 billion to $2 billion; 0.215% on assets from $2 billion to $3 billion; and 0.20% on assets in excess of $3 billion.

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(2)	The management fee is as follows: 0.25% on assets up to $1 billion; 0.225% on assets from $1 billion up to $3 billion; and 0.20% on assets in excess of $3 billion, plus a fee for fund accounting services previously provided by New York Life Investments under a separate fund accounting agreement. This addition to the management fee amounted to 0.02% of the Fund’s average daily net assets, but did not result in a net increase in the Fund’s Total Annual Fund Operating Expenses. New York Life Investments has contractually agreed to waive its management fee to 0.19% on assets up to $1 billion; 0.165% on assets from $1 billion up to $3 billion; and 0.14% on assets in excess of $3 billion. This agreement may only be amended or terminated by action of the Board.
(3)	New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Class A shares do not exceed 0.60% of its average daily net assets. This agreement expires on February 28, 2013, and may only be amended or terminated prior to that date by action of the Board.
(4)	New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Class A shares do not exceed 0.60% of the Fund’s average daily net assets. This agreement expires on February 28, 2013, and may only be amended or terminated prior to that date by action of the Board.

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Example:

The Example is intended to help you compare the cost of investing in the relevant Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods ended October 31, 2011 and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your expenses would be:

	1 Year	3 Years	5 Years	10 Years
Equity Index Fund	$359	$530	$716	$1,253
S&P 500 Fund	$359	$505	$664	$1,125
S&P 500 Fund Pro Forma Combined	$359	$505	$664	$1,125

Comparison of Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, each Fund’s portfolio turnover rate was 4% of the average value of their respective portfolios.

Comparison of Purchase, Exchange, Selling Shares and Valuation of Shares

The Equity Index Fund is closed to new investors and new share purchases, and offers only Class A shares. The S&P 500 Fund is open to new investors and share purchases and offers Investor Class, Class A and Class I shares.

Automatic conversion features apply with respect to Class A and Investor Class shares of the S&P 500 Fund. With respect to Class A shares, if the value of a shareholder’s shares is less than $25,000 ($10,000 in the case of IRA or 403(b)(7) accounts that are making required minimum distributions via MainStay’s systematic withdrawal plan or systematic exchange program, and $15,000 in the case of investors with $100,000 or more invested in the MainStay Funds combined, regardless of share class), whether by shareholder action or change in market value, or if a shareholder is otherwise no longer eligible to hold Class A shares, Class A shares will be converted automatically into Investor Class shares. Class A share balances are examined Fund-by-Fund on a semi-annual basis. With

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respect to Investor Class shares, if the value of a shareholder’s shares equals or exceeds $25,000, whether by shareholder action or change in market value, or if a shareholder otherwise becomes eligible to invest in Class A shares, Investor Class shares will be automatically converted into Class A shares. Investor Class share balances are examined Fund-by-Fund on a quarterly basis. However, the automatic conversion features will not apply to Equity Index Fund shareholders who become shareholders of the S&P 500 Fund following the Reorganization.

In addition to any automatic conversion features described above with respect to Class A and Investor Class shares, shareholders generally may also elect to convert shares on a voluntary basis into another share class of the same MainStay Fund for which they are eligible. However, Class A and Investor Class shares that remain subject to a contingent deferred sales charge (“CDSC”) are ineligible for a voluntary conversion.

Procedures for selling shares and valuation of shares of the Equity Index Fund and the S&P 500 Fund are identical.

Federal Tax Consequences

As a condition to the closing of the Reorganization, the Equity Index Fund and S&P 500 Fund will have received from Dechert LLP, legal counsel to the Funds and the Funds’ Independent Trustees, an opinion to the effect that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes. Accordingly, no gain or loss will be recognized by the Equity Index Fund or the shareholders of the Equity Index Fund as a result of the Reorganization, and the aggregate tax basis of the S&P 500 Fund shares received by each Equity Index Fund shareholder will be the same as the aggregate tax basis of the shares of the Equity Index Fund exchanged therefor.

Principal Risks

Because of their virtually identical investment objectives and principal investment strategies, the Equity Index Fund and the S&P 500 Fund are subject to identical principal risks associated with an investment in the relevant Fund.

There is no guarantee that shares of the S&P 500 Fund will not lose value. This means that as shareholders of the S&P 500 Fund, shareholders of the Equity Index Fund could lose money. Shares of the S&P 500 Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation.

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The following describes the principal risks that may affect the S&P 500 Fund which, as noted above, are virtually identical to the principal risks applicable to the Equity Index Fund. You will find additional descriptions of specific risks in the S&P 500 Fund Prospectus, which is incorporated herein by reference.

Loss of Money Risk:  Before considering an investment in the Fund, you should understand that you could lose money.

Market Changes Risk:  The value of the Fund’s investments may change because of broad changes in the markets in which the Fund invests, which could cause the Fund to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in increased volatility. Such market conditions tend to add significantly to the risk of short-term volatility in the net asset value of the Fund’s shares.

Management Risk:  The investment strategies, practices and risk analysis used by the Fund’s Subadvisor may not produce the desired results.

Equity Securities Risk:  Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers’ ability to anticipate such changes that can adversely affect the value of the Fund’s holdings. Opportunity for greater gain often comes with greater risk of loss.

S&P 500® Index Risk:  If the value of the S&P 500® Index declines, the net asset value of shares of the Fund will also decline. The Fund’s ability to mirror the S&P 500® Index may be affected by, among other things, transaction costs; changes in either the makeup of the S&P 500® Index or the number of shares outstanding for the components of the S&P 500® Index; and the timing and amount of contributions to, and redemptions from, the Fund by shareholders.

Derivatives Risk:  Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying instrument. Derivatives may be difficult to sell, unwind or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its contractual obligations to the Fund. Futures may be more volatile than direct investments in the

9

instrument underlying the futures, and may not correlate perfectly to the underlying instrument. Futures also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. Due to fluctuations in the price of the underlying security, the Fund may not be able to profitably exercise an option and may lose its entire investment in an option.

Guarantee

The Equity Index Fund came with an unconditional one-day guarantee from NYLIFE. In this regard, if, on the business day immediately after ten years from your date(s) of purchase(s) (“Guarantee Date”), the net asset value (“NAV”) of an Equity Index Fund share, plus the value of all cumulative reinvested dividends and distributions attributable to such share paid during that ten-year period (“Guaranteed Share”) was less than the price a shareholder initially paid for the Guaranteed Share, NYLIFE would pay that shareholder the difference between the price the shareholder paid and the NAV of a Guaranteed Share as of the close of business on the Guarantee Date. The Equity Index Fund was closed to both new investors and new share purchases on January 2, 2002, and as such, as of the closing date of the proposed Reorganization, it is anticipated that NYLIFE will have fulfilled its obligation to applicable shareholders of the Equity Index Fund. Pursuant to the terms of the Guarantee, NYLIFE will continue to process payments subject to the guarantee.

There is no guarantee associated with the S&P 500 Fund.  Therefore, the Class A shares of the S&P 500 Fund distributed to shareholders of the Equity Index Fund in connection with the Reorganization are not subject to a guarantee.

Investment Restrictions

In addition to the investment objectives and principal investment strategies described above, each Fund has adopted certain fundamental and non-fundamental investment policies. The Funds’ fundamental and non-fundamental policies are substantially similar. Fundamental investment policies may only be changed by a vote of a Fund’s shareholders, while the Board has the ability to change non-fundamental policies without a shareholder vote. Please refer to Appendix D for a summary of these fundamental and non-fundamental policies.

Material Differences in the Rights of Fund Shareholders

The Equity Index Fund is a series of The MainStay Funds, a Massachusetts business trust governed by a Board of Trustees with eight members. The S&P 500 Fund is a series of MainStay Funds Trust, a Delaware statutory trust governed by a Board of Trustees made up of the same

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individuals. The Funds are governed by separate Declarations of Trust and By-Laws. The chart at Appendix E provides additional information with respect to the similarities and differences in the forms of organization of The MainStay Funds and MainStay Funds Trust. Shareholders who wish to make a more thorough comparison should refer to, as applicable, the provisions of the Declarations of Trust and respective By-Laws. Copies of these documents are available to shareholders without charge upon written request to the Funds.

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INFORMATION ABOUT THE REORGANIZATION

The following summary of the Reorganization Agreement does not purport to be complete and is qualified in its entirety by reference to the form of Reorganization Agreement, a copy of which is attached as Appendix A and is incorporated herein by reference.

General

Under the Reorganization Agreement, the Equity Index Fund will transfer its assets to the S&P 500 Fund in exchange for all of the liabilities of the Equity Index Fund and Class A shares of the S&P 500 Fund. Class A shares of the S&P 500 Fund issued to the Equity Index Fund will have an aggregate NAV equal to the aggregate NAV of the Equity Index Fund’s shares outstanding as of the close of trading on the NYSE on the business day immediately prior to the Closing Date (as defined in Appendix A) of the Reorganization (“Valuation Time”). Upon receipt by the Equity Index Fund of the Class A shares of the S&P 500 Fund, the Equity Index Fund will distribute the shares to its shareholders, and thereafter the Equity Index Fund will be terminated as a series of The MainStay Funds under Massachusetts state law.

The distribution of S&P 500 Fund Class A shares to Equity Index Fund shareholders will be accomplished by opening new accounts on the books of the S&P 500 Fund in the names of each Equity Index Fund shareholder and transferring to those shareholder accounts Class A shares of the S&P 500 Fund. Such newly-opened accounts on the books of the S&P 500 Fund will represent the respective pro rata number of Class A shares that the Equity Index Fund is to receive under the terms of the Reorganization Agreement. See “Terms of the Reorganization Agreement” below.

No sales charge or fee of any kind will be assessed to Equity Index Fund shareholders in connection with their receipt of Class A shares of the S&P 500 Fund in the Reorganization.

Terms of the Reorganization Agreement

Pursuant to the Reorganization Agreement, the S&P 500 Fund will acquire the assets of the Equity Index Fund on the Closing Date in consideration for the assumption of the liabilities of the Equity Index Fund and Class A shares of the S&P 500 Fund.

On the Closing Date, the Equity Index Fund will transfer to the S&P 500 Fund its assets in exchange solely for Class A shares of the S&P 500 Fund that are equal in value to the value of the net assets of the Equity Index Fund transferred to the S&P 500 Fund as of the Closing Date, as determined in accordance with the S&P 500 Fund’s valuation procedures or such other valuation procedures as shall be mutually agreed

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upon by the Funds, and the assumption by the S&P 500 Fund of the liabilities of the Equity Index Fund. In order to minimize any potential for undesirable federal income and excise tax consequences in connection with the Reorganization, it is expected that the Equity Index Fund will distribute on or before the Closing Date all of its undistributed net investment income and net capital gains as of such date.

The Equity Index Fund expects to distribute the Class A shares of the S&P 500 Fund to the shareholders of the Equity Index Fund promptly after the Closing Date. Upon distribution of such shares, all outstanding shares of the Equity Index Fund will be redeemed in accordance with applicable state law and the charter of the Equity Index Fund. Thereafter, the Equity Index Fund will be terminated as a series of The MainStay Funds under Massachusetts law.

Each Fund has made certain standard representations and warranties to each other regarding capitalization, status and conduct of business.

Unless waived in accordance with the Reorganization Agreement, the obligations of the Equity Index Fund and S&P 500 Fund, respectively, are conditioned upon, among other things:

•	the approval of the Reorganization by the Equity Index Fund’s shareholders;
•	the absence of any rule, regulation, order, injunction or proceeding preventing or seeking to prevent the consummation of the transactions contemplated by the Reorganization Agreement; the receipt of all necessary approvals, consents, registrations and exemptions under federal, state and local laws;
•	the truth in all material respects as of the Closing Date of the representations and warranties of the Funds and performance and compliance in all material respects with the Funds’ agreements, obligations and covenants required by the Reorganization Agreement;
•	the effectiveness under applicable law of the registration statement of which this Proxy Statement forms a part, and the absence of any stop orders under the Securities Act of 1933 pertaining thereto;
•	the declaration of a dividend by the Equity Index Fund to distribute all of its undistributed net investment income and net capital gains; and

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•	the receipt of opinions of counsel relating to, among other things, the tax-free nature of the Reorganization for U.S. federal income tax purposes.

The Reorganization Agreement may be terminated or amended by the mutual consent of the Funds, either before or after approval thereof by the shareholders of the Equity Index Fund.

Federal Income Tax Consequences

The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization described in Section 368(a) of the Internal Revenue Code of 1986, as amended (“Code”). As a condition to the closing of the Reorganization, the Equity Index Fund and S&P 500 Fund will receive a legal opinion from Dechert LLP substantially to the effect that for federal income tax purposes:

(1)	The transfer of the Equity Index Fund’s assets to the S&P 500 Fund in exchange for shares of the S&P 500 Fund and the assumption of the Equity Index Fund’s liabilities, followed by a distribution of those shares to the shareholders of the Equity Index Fund and the termination of the Equity Index Fund will constitute a “reorganization” within the meaning of Section 368(a)(1) of the Code;
(2)	No gain or loss will be recognized by the S&P 500 Fund upon the receipt of the assets of the Equity Index Fund in exchange for shares of the S&P 500 Fund and the assumption by the S&P 500 Fund of the liabilities of the Equity Index Fund;
(3)	The basis in the hands of the S&P 500 Fund of the assets of the Equity Index Fund transferred to the S&P 500 Fund in the Reorganization will be the same as the basis of such assets in the hands of the Equity Index Fund immediately prior to the transfer;
(4)	The holding periods of the assets of the Equity Index Fund in the hands of the S&P 500 Fund will include the periods during which such assets were held by the Equity Index Fund (except where investment activities of the S&P 500 Fund have the effect of reducing or eliminating a holding period with respect to an asset);

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(5)	No gain or loss will be recognized by the Equity Index Fund upon the transfer of the Equity Index Fund’s assets to the S&P 500 Fund in exchange for shares of the S&P 500 Fund and the assumption by the S&P 500 Fund of the liabilities of the Equity Index Fund, or upon the distribution (whether actual or constructive) by the Equity Index Fund of Class A shares of the S&P 500 Fund to the shareholders of the Equity Index Fund in liquidation;
(6)	The shareholders of the Equity Index Fund will not recognize a gain or loss upon the exchange of their shares of the Equity Index Fund solely for shares of the S&P 500 Fund as part of the Reorganization;
(7)	The aggregate basis of the shares of the S&P 500 Fund that the shareholders of the Equity Index Fund receive in connection with the Reorganization will be the same as the aggregate basis of their respective shares in the Equity Index Fund exchanged therefor;
(8)	The holding period for the shares of the S&P 500 Fund that a shareholder of the Equity Index Fund receives in the Reorganization will include the period for which it held the shares of the Equity Index Fund exchanged therefor, provided that on the date of the exchange it held such shares of the Equity Index Fund as capital assets; and
(9)	The opinion will be based on certain factual certifications made by the Equity Index Fund and the S&P 500 Fund and will also be based on customary assumptions. It is possible that the Internal Revenue Service (“IRS”) could disagree with counsel’s opinion. Opinions of counsel are not binding upon the IRS or the courts.

Dechert LLP will express no view with respect to the effect of the Reorganization on any transferred assets as to which any unrealized gain or loss is required to be recognized under federal income tax principles (i) at the end of a taxable year or upon termination thereof, or (ii) upon the transfer of such assets regardless of whether such a transfer would otherwise be a non-taxable transaction.

Prior to the closing of the Reorganization, the Equity Index Fund will, and the S&P 500 Fund may, declare a distribution to shareholders that together with all previous distributions will have the effect of distributing to shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid) and net realized capital gains (after reduction by any available capital loss carryforwards),

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if any, through the closing of the Reorganization. These distributions will be taxable to shareholders.

The S&P 500 Fund’s ability to carry forward and use pre-Reorganization capital losses of either the S&P 500 Fund or the Equity Index Fund may be limited. Under Section 381 of the Code, for the taxable year ending after the Closing Date of the Reorganization, only that percentage of the S&P 500 Fund’s capital gain net income for such taxable year (excluding capital loss carryforwards) as corresponds to the portion of its year that remains following the Reorganization can be reduced by capital loss carryforwards (including as otherwise limited) of the Equity Index Fund. In addition, the loss limitation rules of Sections 382 and 383 of the Code will apply. First, one Fund’s “pre-acquisition losses” (including capital loss carryforwards, net current-year capital losses, and unrealized losses that exceed certain thresholds) cannot be used to offset unrealized gains in another Fund that are “built in” (unrealized) at the time of the Reorganization and that exceed certain thresholds (“non-de minimis built-in gains”) for five calendar years. Second, a portion of a Fund’s pre-acquisition losses may become subject to an annual limitation on the amount that may be used to offset future gains, and in some cases, some portion of losses could be forfeited if they expire before being utilized. Third, any remaining pre-acquisition losses will offset capital gains realized after the Reorganization and this will reduce subsequent capital gain distributions to a broader group of shareholders than would have been the case absent such Reorganization. Therefore, in certain circumstances, former shareholders of a Fund may pay taxes sooner, or pay more taxes, than they would have had the Reorganization not occurred.

In addition, since the shareholders of the Equity Index Fund will receive shares of the S&P 500 Fund, they will be allocated a proportionate share of any “built-in” (unrealized) gains in the S&P 500 Fund’s assets, as well as any taxable gains realized by the S&P 500 Fund but not distributed to its shareholders prior to the Reorganization, when such gains are eventually distributed by the S&P 500 Fund.

The realized and unrealized gains and losses of each of the Equity Index Fund and the S&P 500 Fund at the time of the Reorganization will determine the extent to which the combining Funds’ respective losses, both realized and unrealized, will be available to reduce gains realized by the combined Fund following the Reorganization, and consequently the extent to which the combined Fund may be required to distribute gains to its shareholders earlier than would have been the case absent the Reorganization.

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The impact of the rules described above will depend on the relative sizes of, and the losses and gains (both realized and unrealized) in, each of the Equity Index Fund and the S&P 500 Fund at the time of the Reorganization and thus cannot be calculated precisely at this time.

Based on data through [], 2012, the Reorganization is not expected to result in loss limitations and loss forfeitures. However, since the Reorganization is not expected to close until [], 2012, these limitations and any potential forfeitures may change significantly between now and the completion of the Reorganization. Further, a Fund’s ability to use a loss (even in the absence of Reorganization) depends on factors other than the loss limitations, such as future realization of capital gains or losses. In addition, absent the Reorganization, the Equity Index Fund would be limited to using its capital loss carryforwards in each of the eight taxable years succeeding the loss year.

This description of the federal income tax consequences of the Reorganization does not take into account shareholders’ particular facts and circumstances. Consult your own tax advisor about the effect of state, local, foreign, and other tax laws.

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INFORMATION ABOUT MANAGEMENT OF THE FUNDS

New York Life Investments is the investment manager to the Funds. New York Life Investments is located at 51 Madison Avenue, New York, New York 10010. In conformity with the stated policies of the Funds, New York Life Investments administers each Fund’s business affairs and manages the investment operations of each Fund and the composition of the portfolio of each Fund, subject to the supervision of the Board. New York Life Investments, a Delaware limited liability company, commenced operations in April 2000 and is an indirect, wholly-owned subsidiary of New York Life. As of December 31, 2011, New York Life Investments and its affiliates managed approximately $[] billion in assets. The Reorganization will not result in a change of investment manager.

Madison Square Investors is the subadvisor to the Funds. Madison Square Investors is located at 1180 Avenue of the Americas, New York, New York 10036. Madison Square Investors was established in 2009 as an independent investment adviser and previously operated as an investment division of New York Life Investments. Madison Square Investors is an indirect, wholly-owned subsidiary of New York Life. As of December 31, 2011, Madison Square Investors managed approximately $[] billion in assets.

Francis J. Ok and Lee Baker are the portfolio managers, and are jointly and primarily responsible for the day-to-day management of the S&P 500 Fund. Mr. Ok is also the portfolio manager and is primarily responsible for the day-to-day management of the Equity Index Fund.

Francis J. Ok has managed the Equity Index Fund and the S&P 500 Fund since 1996. Mr. Ok is a Managing Director at Madison Square Investors and is also responsible for managing and running the trading desk. Mr. Ok holds a BS in Economics from Northeastern University.

Lee Baker has managed the S&P 500 Fund since 2008. He is a Director at Madison Square Investors and is responsible for enhancing the algorithmic trading process for the portfolio management teams. Prior to joining New York Life Investments’ Equity Investors Group, Madison Square Investors’ predecessor, in 2005, he held positions at Schwab Soundview Capital Markets and Stuart Frankel as a trader on the electronic and program trading desks. He has over ten years of experience in the industry. Mr. Baker received his BA in Economics from Occidental College.

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The Equity Index Fund SAI and S&P 500 Fund SAI provide additional information regarding the portfolio managers’ compensation, other accounts managed by these portfolio managers and their ownership of shares of the Funds.

For the fiscal year ended October 31, 2011, the Funds paid New York Life Investments an effective management fee for services performed as a percentage of the average daily net assets of each Fund as follows:

Fund	Effective rate paid for the year ended October 31, 2011
Equity Index Fund	0.27%
S&P 500 Fund	0.24%

Compensation to Dealers

Financial intermediary firms and their associated financial advisors are paid in different ways for the services they provide to the S&P 500 Fund and shareholders. Such compensation may vary depending upon the amount invested and the amount of time that shares are held and/or the services provided.

•	NYLIFE Distributors LLC (“Distributor”) pays sales concessions to dealers, on the purchase price of Class A shares sold subject to a sales charge. The Distributor retains the difference between the sales charge that you pay and the portion that is paid to dealers as a sales concession.
•	The Distributor or an affiliate, from its own resources, pays a sales concession of 1.00% of the purchase price of Class A shares, sold at NAV, to dealers at the time of sale.
•	The Distributor pays, pursuant to a 12b-1 plan, distribution-related and other service fees to qualified dealers for providing certain shareholder services.
•	In addition to payments described above, the Distributor or an affiliate, from its own resources, may pay other significant amounts to certain financial intermediary firms, including an affiliated broker/dealer, in connection with the sale of any class of Fund shares and/or shareholder or account servicing arrangements. These sales and/or servicing fee arrangements vary and may amount to payments of up to 0.30% on new sales and/or up to 0.25% annually on assets held.

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•	The Distributor or an affiliate may sponsor training or informational meetings or provide other non-monetary benefits for financial intermediary firms and their associated financial advisers.
•	The Distributor or an affiliate may make payments to financial intermediaries that provide sub-transfer agency and other administrative services in addition to supporting distribution of the Fund. A portion of these fees may be paid from the Distributor’s or its affiliate’s own resources.
•	Wholesaler representatives of the Distributor visit brokerage firms on a regular basis to educate financial advisors about the S&P 500 Fund and to encourage the sale of the S&P 500 Fund shares to their clients. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law. The Distributor, from its own resources or from those of an affiliate, provides compensation to its wholesaler representatives for their sales efforts in promoting sales of the Fund, which may vary based on the type of Fund being promoted.

Although the S&P 500 Fund may use financial firms that sell Fund shares to make transactions for the S&P 500 Fund’s portfolio, the S&P 500 Fund, the Manager and the Subadvisor do not consider the sale of S&P 500 Fund shares as a factor when choosing financial firms to effect those transactions.

Payments made from the Distributor’s or an affiliate’s own resources do not increase the price or decrease the amount or value of the shares you purchase. However, if investment advisors, distributors or affiliates of mutual funds make such payments in differing amounts, financial intermediary firms and their financial advisors may have financial incentives for recommending a particular mutual fund or a particular share class of that fund over other mutual funds. For example, payments made by the Distributor or an affiliate, as described above, may be used by the financial intermediary firm to reduce or eliminate transaction charges associated with purchases of Fund shares.

Past Performance of S&P 500 Fund

The following bar chart and tables indicate some of the risks of investing in the S&P 500 Fund. The bar chart shows you how the Fund’s calendar year performance has varied over the last ten years. Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown. The average annual total returns table shows how the

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S&P 500 Fund’s average annual total returns (before and after taxes) for the one-, five- and ten-year periods compare to those of a broad-based securities market index. The S&P 500 Fund has selected the S&P 500® Index as its primary benchmark index. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

Performance data for the classes varies based on differences in their fee and expense structures. Performance figures for Class A shares, first offered on January 2, 2004, include the historical performance of Class I shares through January 1, 2004. Performance for Class A shares is adjusted for differences in fees and expenses. Unadjusted, the performance shown for Class A shares might have been lower. Past performance (before and after taxes) is not necessarily an indication of how the S&P 500 Fund will perform in the future.

Annual Returns, Class A Shares
(by calendar year 2002 – 2011)

Best and Worst Quarterly Returns, Class A Shares

(2002 – 2011)	Return	Quarter/Year
Highest returns/best quarter	15.72%	2Q/09
Lowest return/worst quarter	-22.00%	4Q/08

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Average Annual Total Returns
(for the period ended December 31, 2011)

	1 Year	5 Years	10 Years
MainStay S&P 500 Index Fund
Return Before Taxes on Distributions Class A	-1.48%	-1.38%	2.05%
Return After Taxes on Distributions Class A	-1.69%	-1.62%	1.79%
Return After Taxes on Distributions and Sale of Fund Shares Class A	-0.67%	-1.19%	1.69%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	2.11%	-0.25%	2.92%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

ADDITIONAL INFORMATION ABOUT
THE S&P 500 FUND AND THE EQUITY INDEX FUND

Information about the S&P 500 Fund is included in (i) the S&P 500 Fund Prospectus and (ii) the S&P 500 Fund SAI. Information about the Equity Index Fund is included in (i) the Equity Index Fund Prospectus and (ii) the Equity Index Fund SAI. Information about the S&P 500 Fund and the Equity Index Fund is included in the respective Annual Report for the fiscal year ended October 31, 2011.

Copies of these documents, the Reorganization SAI and any subsequently released shareholder reports are available upon request and without charge by calling toll-free 800-MAINSTAY (624-6782), or by writing to NYLIFE Distributors LLC, Attn: MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054. These documents are also available via the internet on the Funds’ website at mainstayinvestments.com. Please review this important information carefully.

The MainStay Funds and MainStay Funds Trust are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and in accordance therewith file reports and other information

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including proxy materials, reports and charter documents with the SEC. These reports and other information can be inspected and copied at the public reference facilities maintained by the SEC at 100 F Street, N.E., Washington, D.C. 20549. Copies of such material can also be obtained from the Public Reference Room, Office of Consumer Affairs and Information Services, SEC, Washington, D.C. 20549 at prescribed rates, or on the EDGAR Database on the SEC’s website at http://www.sec.gov.

Financial Highlights

The fiscal year ended for each Fund is October 31.

The financial highlights of the S&P 500 Fund Class A shares contained in Appendix F have been derived from financial statements audited by KPMG LLP, the Funds’ independent registered public accounting firm.

Forms of Organization

The S&P 500 Fund is a diversified series of MainStay Funds Trust, an open-end management investment company registered with the SEC that is organized as a Delaware statutory trust. The Equity Index Fund is a series of The MainStay Funds, an open-end management investment company registered with the SEC that is organized as a Massachusetts business trust. Although, when formed, the Equity Index Fund was sub-classified as a non-diversified fund, due to the Equity Index Fund’s principal investment strategy and investment process, it has historically operated as a diversified fund. Therefore, the Equity Index Fund will not operate as a non-diversified fund without first obtaining shareholder approval. Each Fund is governed by a Board consisting of eight members, seven of whom are “non-interested” persons as defined in the 1940 Act. For more information on the history of the Funds, please see the S&P 500 Fund SAI and the Equity Index Fund SAI.

Distributor

NYLIFE Distributors LLC, whose address is 169 Lackawanna Avenue, Parsippany, New Jersey 07054, serves as the distributor to the Funds.

Custodian and Sub-Administrator

Pursuant to an agreement with New York Life Investments, State Street Bank and Trust Company, One Lincoln Street, Boston, Massachusetts 02111-2900 (“State Street”) serves as the Custodian for each Fund’s assets. State Street also provides sub-administration and sub-accounting services for the Funds. These services include, among other things, calculating daily NAVs of the Funds, maintaining general ledger and sub-ledger accounts for the calculation of the Funds’ respective NAVs, and assisting New York Life Investments in conducting various aspects of the Funds’

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administrative operations. For providing these non-custody services to the Funds, State Street is compensated by New York Life Investments. Custodian fees and expenses are paid by the Funds.

Security Ownership of Management and Principal Shareholders

As of the Record Date, (1) the current officers and Trustees of The MainStay Funds, in the aggregate, beneficially owned less than 1% of Class A shares of the Equity Index Fund, and (2) the current officers and Trustees of the MainStay Funds Trust, in the aggregate, owned less than 1% of a class of shares of the S&P 500 Fund. A list of the 5% shareholders of each of the Funds as of the Record Date is contained in Appendix G.

CAPITALIZATION

Only shareholders of record at the close of business on [February 21], 2012 (“Record Date”) will be entitled to receive notice of, and to vote at, the Meeting.

The following table shows the capitalization of Class A of the S&P 500 Fund and the Equity Index Fund as of October 31, 2011, and on a pro forma basis as of that date, giving effect to the proposed acquisition of assets at net asset value. The pro forma net asset values per share assume the issuance of shares of the Equity Index Fund, which would have occurred at October 31, 2011 in connection with the proposed Reorganization. The pro forma capitalization information is for informational purposes only. No assurance can be given as to how many shares of the S&P 500 Fund will be received by shareholders of the Equity Index Fund on the Closing Date, and the information should not be relied upon to reflect the number of shares of the S&P 500 Fund that actually will be received.

	As of October 31, 2011
	S&P 500 Fund	Equity Index Fund	Pro Form Adjustments (a)	S&P 500 Fund Pro Forma Combined After Reorganization
Net Assets	$195,006,332	$198,086,673	$—	$393,093,005
Net Asset Value Per Share	$28.99	$47.19	$—	$28.99
Shares Outstanding	6,726,008	4,197,738	2,635,193	13,558,939

(a)	See Note 3 in the Pro Forma Notes to the Financial Statements.

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OTHER BUSINESS

The Board does not intend to present any other business at the Meeting with respect to the Equity Index Fund or S&P 500 Fund. If, however, any other matters are properly brought before the Special Meeting, the persons named on the accompanying proxy card will vote thereon in accordance with their best judgment.

SHAREHOLDER COMMUNICATIONS WITH THE BOARD

Shareholders who wish to communicate with the Board should send communications in writing to the attention of the Secretary of The MainStay Funds at 51 Madison Avenue, New York, NY 10011, and communications will be directed to the Trustee or Trustees indicated in the communication or, if no Trustee or Trustees are indicated, to the Chairman of the Board.

VOTING INFORMATION

This Proxy Statement is furnished in connection with a solicitation of proxies by the Board of The MainStay Funds, on behalf of the Equity Index Fund to be used at the Special Meeting. This Proxy Statement, along with a Notice of the Special Meeting and a proxy card, is first being mailed to shareholders of the Equity Index Fund on or about [March 19, 2012]. Only shareholders of record as of the close of business on the Record Date, February 21, 2012, will be entitled to notice of, and to vote at, the Special Meeting, or any adjournment or postponement thereof. If the enclosed form of proxy card is properly executed and returned in time to be voted at the Special Meeting, the proxies named therein will vote the shares represented by the proxy in accordance with the instructions marked thereon. In the event a shareholder signs and returns the proxy but does not indicate his or her vote as to the Reorganization, such proxy will be voted “FOR” the Reorganization and in the discretion of the proxy holder with regard to any other proposal. Shareholders may also authorize your proxy on the Internet or by telephone, as described in the enclosed proxy card.

A proxy may be revoked at any time on or before the Special Meeting by: (1) written notice to the Secretary of The MainStay Funds at the address on the cover of this Proxy Statement; (2) delivering to The MainStay Funds a proxy with a later date; or (3) by attending and voting at the Special Meeting. Unless revoked, all valid and executed proxies will be voted in accordance with the specifications thereon or, in the absence of such specifications, for approval of the Reorganization.

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Proxy Solicitor

Proxies are being solicited by mail. Additional solicitations may be made by telephone, e-mail, or other personal contact by officers or employees of NYLIM Service Company LLC (“NYLIM Service Company”), the Fund’s transfer agent, and an affiliate of New York Life Investments, or by proxy soliciting firms retained by the Equity Index Fund. Broadridge Investor Communication Services Inc., (“Broadridge”), a proxy solicitor, has been retained to assist in the solicitation of proxy cards primarily by contacting shareholders by telephone and facsimile. By contract with Broadridge, among other things, Broadridge will be: (i) required to maintain the confidentiality of all shareholder information; (ii) prohibited from selling or otherwise disclosing to any third party shareholder information; and (iii) required to comply with applicable state telemarketing laws.

As the meeting date approaches, shareholders of the Equity Index Fund may receive a call from a representative of NYLIM Service Company or Broadridge (each a “Solicitor”), if the Equity Index Fund has not yet received its vote. Authorization to permit a Solicitor to execute proxies may be obtained by telephonic or electronically transmitted instructions from Fund shareholders. Proxies that are obtained telephonically will be recorded in accordance with the procedures set forth below. Management of the Equity Index Fund believes that these procedures are reasonably designed to ensure that the identity of the shareholder casting the vote is accurately determined and that the voting instructions of the shareholder are accurately determined. In all cases where a telephonic proxy is solicited, a Solicitor is required to obtain information from the shareholder to verify the shareholder’s identity and authority to vote the shares (if the person giving the proxy is authorized to act on behalf of an entity, such as a corporation) and to confirm that the shareholder has received this Proxy Statement in the mail.

If the shareholder information solicited agrees with the information provided to the Solicitor by the Equity Index Fund, the Solicitor has the responsibility to explain the process, read the proposals listed on the proxy card, and ask for the shareholder’s instructions on each proposal. The Solicitor, although permitted to answer questions about the process, is not permitted to recommend to the shareholder how to vote, other than to read any recommendation set forth in this Proxy Statement. The Solicitor will record the shareholder’s instructions on the card. Within 72 hours, the Solicitor will send the shareholder a letter confirming the shareholder’s vote and asking the shareholder to call a Solicitor immediately if the shareholder’s instructions are not correctly reflected in the confirmation.

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New York Life Investments has agreed to bear one-half of the direct expenses relating to the Reorganization, including solicitation costs. The remaining one-half will be borne by the Equity Index Fund. New York Life Investments estimates the total cost of the Reorganization to be between $98,945 and $122,000. The Equity Index Fund will bear any costs associated with making portfolio adjustments in anticipation of the Reorganization, including brokerage fees and expenses.

The costs of the Reorganization shall include, but not be limited to, preparation of the Registration Statement, printing and distributing the Proxy Statement/Prospectus, legal fees, accounting fees, securities registration fees, and expenses of holding one or more shareholder meetings. Costs associated with any portfolio adjustments that would occur between the time of shareholder approval of the Reorganization and the Closing Date will be borne by the Equity Index Fund. It is not anticipated that there will be any significant portfolio adjustments needed as part of the Reorganization due to the similar portfolio composition of each Fund.

Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code.

Quorum Requirement

A quorum of shareholders is necessary to hold a valid meeting and to consider the Reorganization. The presence in person or by proxy of the holders of the majority of outstanding shares of the Equity Index Fund on the Record Date shall constitute a quorum.

Vote Required

Approval of the Reorganization will require the affirmative vote of the holders of a “majority of the outstanding voting securities” of the Equity Index Fund, which is defined in the 1940 Act as the lesser of: (a) 67% or more of the voting securities of the Equity Index Fund present at the Special Meeting, if the holders of more than 50% of the outstanding voting securities of the Equity Index Fund are present in person or by proxy, or (b) more than 50% of the outstanding voting securities of the Equity Index Fund. Each whole share is entitled to one vote and each fractional share is entitled to a proportionate fractional vote.

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Effect of Abstentions and Broker “Non-Votes”

The Equity Index Fund expects that, before the Special Meeting, broker/dealer firms holding shares of the Fund in “street name” for their customers will request voting instructions from their customers and beneficial owners. If a shareholder abstains from voting as to any matter, or if a broker returns a “non-vote” proxy indicating a lack of authority to vote on a matter, then the shares represented by such abstention or broker non-vote will be considered to be present at the Special Meeting for purposes of determining the existence of a quorum. Abstentions and broker non-votes will not, however, be counted as votes “FOR” the Reorganization. Therefore, abstentions and broker non-votes will have the effect of a “NO” vote with respect to the Reorganization.

Adjournment

If a quorum is not present at the Special Meeting, if a quorum is present but sufficient votes to approve the Reorganization have not been received at the time of the Special Meeting, or for any other reason consistent with applicable law, the persons named as proxies may propose one or more adjournments of the Special Meeting to permit further solicitation of votes. The persons named as proxies will vote in favor of adjournment with respect to those proxies that may be voted in favor of the Reorganization and will vote against any such adjournment with respect to those proxies which have been voted against the Reorganization.

Future Shareholder Proposals

A shareholder may request inclusion of certain proposals for action in The MainStay Funds’ proxy statement and on The MainStay Funds’ proxy card for shareholder meetings, which the shareholder intends to introduce at such meeting. Shareholders wishing to submit proposals for inclusion in a proxy statement for a subsequent shareholders’ meeting should send their written proposals to The MainStay Funds at 51 Madison Avenue, New York, New York 10010. Any shareholder proposals must be presented within a reasonable time before the proxy materials for the next meeting are sent to shareholders in order to be considered for inclusion in the proxy materials. The timely submission of a proposal does not guarantee its inclusion in the proxy statement and is subject to limitations under the federal securities laws. The MainStay Funds is not required to hold regular meetings of shareholders, and in order to minimize its costs, does not intend to hold meetings of shareholders unless so required by applicable law, regulation, regulatory policy, or unless otherwise deemed advisable by the Board or The MainStay Funds’ management. Therefore, it is not practicable to specify a date by which

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proposals must be received in order to be incorporated in an upcoming proxy statement for a meeting of shareholders.

THE BOARD, INCLUDING THE INDEPENDENT TRUSTEES, UNANIMOUSLY RECOMMENDS THAT SHAREHOLDERS OF THE EQUITY INDEX FUND APPROVE THE REORGANIZATION

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APPENDIX A

The Form of Agreement and Plan of Reorganization has been included to provide investors with information regarding its terms. It is not intended to provide any other factual information about the Equity Index Fund or the S&P 500 Fund. Accordingly, shareholders should not rely on the representations and warranties in the Agreement and Plan of Reorganization as characterizations of the actual state of facts at the time they were made or otherwise. In addition, the Agreement and Plan of Reorganization may be revised from that shown here prior to its execution, and may be amended after its execution.

FORM OF

AGREEMENT AND PLAN OF REORGANIZATION

MAINSTAY EQUITY INDEX FUND
MAINSTAY S&P 500 INDEX FUND

The Board of Trustees of MainStay Funds Trust, a Delaware statutory trust, and the Board of Trustees of The MainStay Funds, a Massachusetts business trust, (collectively, the “Boards”), deem it advisable that MainStay S&P 500 Index Fund (the “Acquiring Fund”), a series of MainStay Funds Trust, and MainStay Equity Index Fund (the “Acquired Fund”), a series of The MainStay Funds, engage in the reorganization described below.

This agreement is intended to be and is adopted as a plan of reorganization and liquidation (the “Plan”) within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the “Code”). The reorganization and liquidation will consist of the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for Class A shares of common stock of the Acquiring Fund (“Acquiring Fund Shares”), the assumption by the Acquiring Fund of all liabilities of the Acquired Fund, and the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund, as provided herein (“Reorganization”), all upon the terms and conditions hereinafter set forth in this Plan.

WHEREAS, the Acquired Fund and the Acquiring Fund are each a series of an open-end, registered investment company of the management type and the Acquired Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

WHEREAS, the Board of Trustees of MainStay Funds Trust has determined, with respect to the Acquiring Fund, that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquiring Fund and its shareholders and that the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of this transaction; and

WHEREAS, the Board of Trustees of The MainStay Funds has determined, with respect to the Acquired Fund, that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquired Fund and its shareholders and that the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of this transaction;

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.	Transfer of Assets of the Acquired Fund to the Acquiring Fund in Exchange for Acquiring Fund Shares, the Assumption of all of the Acquired Fund’s Liabilities and the Liquidation of the Acquired Fund

1.1 Subject to the requisite approval of the Acquired Fund’s shareholders and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer all of its respective assets, as set forth in paragraph 1.2, to the Acquiring Fund, and the Acquiring Fund agrees in exchange therefor: (i) to deliver to the Acquired Fund the number of full and fractional Class A Acquiring Fund Shares, determined by dividing the value of the Acquired Fund’s net assets, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Fund Share of the corresponding class, computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume all liabilities of the Acquired Fund, as set forth in paragraph 1.3. Such transactions shall take place on the date of the closing provided for in paragraph 3.1 (“Closing Date”).

1.2 The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable that are owned by the Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the Closing Date (collectively, “Assets”).

1.3 The Acquired Fund will endeavor to discharge all of its liabilities and obligations prior to the Closing Date. The Acquiring Fund shall also assume all of the liabilities of the Acquired Fund, whether accrued or contingent, known or unknown, existing at the Valuation Date as defined in paragraph 2.1 (collectively, “Liabilities”). On or as soon as practicable prior to the Closing Date, the Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

1.4 Immediately after the transfer of assets provided for in paragraph 1.1, the Acquired Fund will distribute to its respective shareholders of record with respect to each class of shares, determined as of immediately after the close of business on the Closing Date (“Acquired Fund Shareholders”), on a pro rata basis within that class, the Acquiring Fund Shares of the corresponding class received by the Acquired Fund pursuant to paragraph 1.1, and will completely liquidate. Such distribution and liquidation will be accomplished, with respect to each class of the Acquired Fund’s shares, by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders. The aggregate net asset value of Class A Acquiring Fund Shares to be so credited to Class A Acquired Fund’ Shareholders, respectively, shall, with respect to each class, be equal to the aggregate net asset value of the shares of beneficial interest of the Acquired Fund (“Acquired Fund Shares”) of the corresponding class owned by Acquired Fund Shareholders on the Closing Date. All issued and outstanding shares of the Acquired Fund will simultaneously be redeemed and canceled on the books of the Acquired Fund, although share certificates representing interests in Class A shares of the Acquired Fund will represent a number of the corresponding class of Acquiring Fund Shares after the Closing Date, as determined in accordance with paragraph 2.3. The Acquiring Fund shall not issue certificates representing the Class A Acquiring Fund Shares in connection with such exchange.

1.5 Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s Transfer Agent, as defined in paragraph 3.3. Shares of the Acquiring Fund will be issued in the manner described in the Acquiring Fund’s current prospectus.

1.6 Any reporting responsibility of the Acquired Fund, including, but not limited to, the responsibility for filing regulatory reports, tax returns, or other documents with the U.S. Securities and Exchange Commission (“SEC”), any state securities commission, and any Federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund up to and including the Closing Date.

2.	Valuation

2.1 The value of the Assets shall be the value of such Assets computed as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends on the Closing Date (such time and date being hereinafter called the “Valuation Date”), using the valuation procedures set forth in the then-current prospectus and statement of additional information with respect to the Acquired Fund, and valuation procedures established by the Acquired Fund’s Board.

2.2 The net asset value of an Acquiring Fund Share shall be the net asset value per share computed with respect to that class as of the Valuation Date, using the valuation procedures set forth in the Acquiring Fund’s then-current prospectus and statement of additional information, each as may be supplemented, and valuation procedures established by the Acquiring Fund’s Board.

2.3 The number of the Class A Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund’s Assets shall be determined with respect to each such class by dividing the value of the net assets with respect to the Class A Acquired Fund Shares, as the case may be, determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of an Acquiring Fund Share of the same class, determined in accordance with paragraph 2.2.

2.4 All computations of value shall be made by New York Life Investment Management LLC (“New York Life Investments”), in its capacity as administrator for the Acquired Fund and the Acquiring Fund, and shall be subject to confirmation by each Fund’s record keeping agent and by each Fund’s independent accountants.

3.	Closing and Closing Date

3.1 The Closing Date shall be [on or about ___________, 2012] or such other date as the parties may agree. All acts taking place at the closing of the transactions provided for in this Plan (“Closing”) shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 pm Eastern time. The Closing shall be held at the offices of the Funds or at such other time and/or place as the parties may agree.

3.2 The MainStay Funds shall direct State Street Bank and Trust Company as custodian for the Acquired Fund (“Custodian”), to deliver, at the Closing, a certificate of an authorized officer stating that the Assets shall have been delivered in proper form to the Acquiring Fund within two business days prior to or on the Closing Date. The Acquired Fund’s portfolio securities represented by a certificate or other written instrument shall be presented by the Custodian to those persons at the Custodian who have primary responsibility for the safekeeping of the assets of the Acquiring Fund, which Custodian also serves as the custodian for the Acquiring Fund. Such presentation shall be made for examination no later than five business days preceding the Closing Date, and shall be transferred and delivered by the Acquired Fund as of the Closing Date for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver to those persons at the Custodian who have primary responsibility for the safekeeping of the assets of the Acquiring Fund as of the Closing Date by book entry, in accordance with the customary practices of the Custodian and of each securities depository, as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (“1940 Act”), in which the Acquired Fund’s Assets are deposited, the Acquired Fund’s Assets deposited with such depositories. The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of Federal funds on the Closing Date.

3.3 The MainStay Funds shall direct NYLIM Service Company LLC, in its capacity as transfer agent for the Acquired Fund (“Transfer Agent”), to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders and the number and percentage ownership of outstanding Class A shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver to the Secretary of the Acquired Fund prior to the Closing Date a confirmation evidencing that the appropriate number of Acquiring Fund Shares will be credited to the Acquired Fund on the Closing Date, or provide other evidence satisfac tory to the Acquired Fund as of the Closing Date that such Acquiring Fund Shares have been credited to the Acquired Fund’s accounts on the books of the Acquiring Fund. At the Closing each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

3.4 In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund (each, an “Exchange”) shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Boards, accurate appraisal of the value of the net assets of the Acquired Fund or the Acquiring Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4.	Representations and Warranties

4.1 Except as has been fully disclosed to the Acquiring Fund in a written instrument executed by an officer of The MainStay Funds, The MainStay Funds, on behalf of the Acquired Fund, represents and warrants to the Acquiring Fund, as follows:

(a) The Acquired Fund is duly organized as a series of The MainStay Funds, which is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts, with power under The MainStay Funds’ Declaration of Trust and By-Laws, as amended from time to time, to own all of its Assets and to carry on its business as it is now being conducted; and

(b) The MainStay Funds is a registered investment company classified as a management company of the open-end type, and its registration with the SEC as an investment company under the 1940 Act, and the registration of Class A Acquired Fund Shares under the Securities Act of 1933, as amended (“1933 Act”), is in full force and effect;

(c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (“1934 Act”), and the 1940 Act, and such as may be required by state securities laws;

(d) The current prospectus and statement of additional information of the Acquired Fund and each prospectus and statement of additional information of the Acquired Fund used at all times prior to the date of this Plan conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the SEC thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e) On the Closing Date, The MainStay Funds, on behalf of the Acquired Fund, will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, MainStay Funds Trust, on behalf of the Acquiring Fund, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund;

(f) The MainStay Funds is not engaged currently, and the execution, delivery and performance of this Plan will not result, in (i) a material violation of its Declaration of Trust or By-Laws, or of any agreement, indenture, instrument, contract, lease or other undertaking to which The MainStay Funds, on behalf of the Acquired Fund, is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which The MainStay Funds, on behalf of the Acquired Fund, is a party or by which it is bound;

(g) All material contracts or other commitments of the Acquired Fund (other than this Plan and certain investment contracts, including options, futures, and forward contracts) will terminate without liability to the Acquired Fund on or prior to the Closing Date;

(h) Except as otherwise disclosed in writing to and accepted by MainStay Funds Trust, on behalf of the Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Acquired Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Main

Stay Funds, on behalf of the Acquired Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(i) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquired Fund dated October 31, 2011 have been audited by KPMG LLP, independent accountants, and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Acquired Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

(j) Since October 31, 2011, there has not been any material adverse change in the Acquired Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this subparagraph (j), a decline in net asset value per share of Acquired Fund Shares due to declines in market values of securities held by the Acquired Fund, the discharge of the Acquired Fund’s liabilities, or the redemption of the Acquired Fund’s shares by shareholders of the Acquired Fund shall not constitute a material adverse change;

(k) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquired Fund’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(l) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to and has computed (or will compute) its Federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income and net capital gain for the period ending on the Closing Date;

(m) All issued and outstanding shares of the Acquired Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by The MainStay Funds and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. All of the issued and outstanding shares of the Acquired Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Fund, as provided in paragraph 3.3. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Fund, nor is there outstanding any security convertible into any of the Acquired Fund’s shares;

(n) The execution, delivery and performance of this Plan will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Trustees, on behalf of the Acquired Fund, and, subject to the approval of the shareholders of the Acquired Fund, this Plan will constitute a valid and binding obligation of The MainStay Funds, on behalf of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(o) The information to be furnished by the Acquired Fund for use in registration statements, proxy materials and other documents filed or to be filed with any Federal, state or local regulatory authority (including the Financial Industry Regulatory Authority), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto; and

(p) The combined proxy statement and prospectus (“Proxy Statement”) to be included in the Registration Statement referred to in paragraph 5.6, insofar as it relates to the Acquired Fund, will, on the effective date of the Registration Statement and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading, provided, however, that the representations and warranties of this subparagraph (p) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Fund for use therein, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder.

4.2 Except as has been fully disclosed to the Acquired Fund in a written instrument executed by an officer of MainStay Funds Trust, on behalf of the Acquiring Fund, represents and warrants to the Acquired Fund, as follows:

(a) The Acquiring Fund is duly organized as series of MainStay Funds Trust, which is a statutory trust duly organized, validly existing, and in good standing under the laws of the State of Delaware with power under its Declaration of Trust and By-Laws to own all of its properties and assets and to carry on its business as it is now being conducted;

(b) MainStay Funds Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the Class A Acquiring Fund Shares under the 1933 Act, is in full force and effect;

(c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

(d) The current prospectus and statement of additional information of the Acquiring Fund and each prospectus and statement of additional information of the Acquiring Fund used at all times prior to the date of this Plan conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e) On the Closing Date, MainStay Funds Trust, on behalf of the Acquiring Fund, will have good and marketable title to the Acquiring Fund’s assets, free of any liens or other encumbrances, except those liens or encumbrances as to which the Acquired Fund has received notice and necessary documentation at or prior to the Closing;

(f) The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Plan will not result, in (i) a material violation of MainStay Funds Trust’s Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which MainStay Funds Trust, on behalf of the Acquiring Fund, is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which MainStay Funds Trust, on behalf of the Acquiring Fund, is a party or by which it is bound;

(g) Except as otherwise disclosed in writing to and accepted by The MainStay Funds, on behalf of the Acquired Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to the Acquiring Fund’s knowledge, threatened against MainStay Funds Trust, on behalf of the Acquiring Fund, or any of the Acquiring Fund’s properties or assets that, if adversely determined, would materially and adversely affect the Acquiring Fund’s financial condition or the conduct of its business. MainStay Funds Trust, on behalf of the Acquiring Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquiring Fund’s business or its ability to consummate the transactions herein contemplated;

(h) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Schedule of Investments of the Acquiring Fund dated October 31, 2011 have been audited by KPMG LLP, independent accountants, and are in accordance with GAAP consistently applied, and such statements (copies of which have been furnished to the Acquired Fund) present fairly, in all material respects, the financial condition of the Acquiring Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

(i) Since October 31, 2011, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund. For purposes of this subparagraph (i), a decline in net asset value per share of the Acquiring Fund’s shares due to declines in market values of securities held by the Acquiring Fund, the discharge of the Acquiring Fund’s liabilities, or the redemption of the Acquiring Fund’s shares by shareholders of the Acquiring Fund, shall not constitute a material adverse change;

(j) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquiring Fund’s knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

(k) For each taxable year of its operation (including the taxable year that includes the Closing Date), the Acquiring Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been eligible to (or will be eligible to) and has computed (or will compute) its Federal income tax under Section 852 of the Code, and has distributed all of its investment company taxable income and net capital gain (as defined in the Code) for periods ending prior to the Closing Date;

(l) All issued and outstanding Acquiring Fund Shares are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by MainStay Funds Trust and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares;

(m) The execution, delivery and performance of this Plan will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Trustees of MainStay Funds Trust, on behalf of the Acquiring Fund, and this Plan will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(n) The Class A Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Plan, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable by the Acquiring Fund;

(o) The information to be furnished by the Acquiring Fund for use in the registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations applicable thereto; and

(p) The Proxy Statement to be included in the Registration Statement (and any amendment or supplement thereto), insofar as it relates to the Acquiring Fund and the Acquiring Fund Shares, will, from the effective date of the Registration Statement through the date of the Special Meeting of Shareholders of the Acquired Fund contemplated therein and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading, provided, however, that the representations and warranties of this subparagraph (p) shall not apply to statements in or omissions from the Proxy Statement and the Regis tration Statement made in reliance upon and in conformity with information that was furnished by the Acquired Fund for use therein, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder.

5.	Covenants of the Acquiring Fund and the Acquired Fund

5.1 The Acquiring Fund and the Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

5.2 The MainStay Funds has called a Special Meeting of the Shareholders of the Acquired Fund to consider and act upon this Plan and has taken all other action necessary to obtain approval of the transactions contemplated herein.

5.3 The Acquired Fund covenants that the Class A Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Plan.

5.4 The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund’s shares.

5.5 Subject to the provisions of this Plan, the Acquiring Fund and the Acquired Fund will each take, or cause to be taken, all action, and do or cause to be done all things, reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Plan.

5.6 The Acquired Fund has provided the Acquiring Fund with information reasonably necessary for the preparation of the Proxy Statement (referred to in paragraph 4.1(p)) to be included in a Registration Statement on Form N-14 (“Registration Statement”), in compliance with the 1933 Act, the 1934 Act and the 1940 Act, in connection with the Special Meeting of the Shareholders of the Acquired Fund to consider approval of this Plan and the transactions contemplated herein.

5.7 As soon as is reasonably practicable after the Closing, the Acquired Fund will make a liquidating distribution to its respective shareholders consisting of the Class A Acquiring Fund Shares received at the Closing.

5.8 The Acquiring Fund and the Acquired Fund shall each use their reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Plan as promptly as practicable.

5.9 The MainStay Funds, on behalf of the Acquired Fund, covenants that it will, from time to time, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as MainStay Funds Trust, on behalf of the Acquiring Fund, may reasonably deem necessary or desirable in order to vest in and confirm (a) The MainStay Funds’, on behalf of the Acquired Fund, title to and possession of the Acquiring Fund Shares to be delivered hereunder, and (b) MainStay Funds Trust’s, on behalf of the Acquiring Fund, title to and possession of all the Assets and otherwise to carry out the intent and purpose of this Plan.

5.10 The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

6.	Conditions Precedent to Obligations of the Acquired Fund

The obligations of The MainStay Funds, on behalf of the Acquired Fund, to consummate the transactions provided for herein shall be subject, at The MainStay Funds’ election, to the performance by MainStay Funds Trust, on behalf of the Acquiring Fund, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

6.1 All representations and warranties of MainStay Funds Trust, on behalf of the Acquiring Fund, contained in this Plan shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Plan, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

6.2 MainStay Funds Trust, on behalf of the Acquiring Fund, shall have delivered to the Acquired Fund a certificate executed in the name of the Acquiring Fund by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to The MainStay Funds, and dated as of the Closing Date, to the effect that the representations and warranties of MainStay Funds Trust, on behalf of the Acquiring Fund, made in this Plan are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Plan, and as to such other matters as The MainStay Funds shall reasonably request;

6.3 MainStay Funds Trust, on behalf of the Acquiring Fund, shall have performed all of the covenants and complied with all of the provisions required by this Plan to be performed or complied with by MainStay Funds Trust, on behalf of the Acquiring Fund, on or before the Closing Date; and

6.4 The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Class A Acquiring Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

7.	Conditions Precedent to Obligations of the Acquiring Fund

The obligations of MainStay Funds Trust, on behalf of the Acquiring Fund, to complete the transactions provided for herein shall be subject, at MainStay Funds Trust’s election, to the performance by The MainStay Funds, on behalf of the Acquired Fund, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

7.1 All representations and warranties of The MainStay Funds, on behalf of the Acquired Fund, contained in this Plan shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Plan, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

7.2 The MainStay Funds shall have delivered to the Acquiring Fund a statement of the Acquired Fund’s Assets and Liabilities, as of the Closing Date, certified by the Treasurer of The MainStay Funds;

7.3 The MainStay Funds, on behalf of the Acquired Fund, shall have delivered to the Acquiring Fund a certificate executed in the name of the Acquired Fund by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of The MainStay Funds, on behalf of the Acquired Fund, made in this Plan are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Plan, and as to such other matters as MainStay Funds Trust shall reasonably request;

7.4 The MainStay Funds, on behalf of the Acquired Fund, shall have performed all of the covenants and complied with all of the provisions required by this Plan to be performed or complied with by The MainStay Funds, on behalf of the Acquired Fund, on or before the Closing Date;

7.5 The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Class A Acquiring Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1; and

7.6 The Acquired Fund shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00 pm Eastern time on the Closing Date; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed.

8.	Further Conditions Precedent to Obligations of the Acquiring Fund and the Acquired Fund

If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to The MainStay Funds, on behalf of the Acquired Fund, or MainStay Funds Trust, on behalf of the Acquiring Fund, the other party to this Plan shall, at its option, not be required to consummate the transactions contemplated by this Plan:

8.1 The Plan and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions of The MainStay Funds’ Declaration of Trust and By-Laws, applicable Massachusetts law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, The MainStay Funds and MainStay Funds Trust, on behalf of either the Acquired Fund or the Acquiring Fund, respectively, may not waive the conditions set forth in this paragraph 8.1;

8.2 On the Closing Date no action, suit or other proceeding shall be pending or, to MainStay Funds Trust’s or The MainStay Funds’ knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Plan or the transactions contemplated herein;

8.3 All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by MainStay Funds Trust and The MainStay Funds to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions;

8.4 The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

8.5 The parties shall have received the opinion of counsel to The MainStay Funds, on behalf of the Acquired Fund, substantially to the effect that, based upon certain facts, assumptions, and representations, the transaction contemplated by this Plan shall constitute a tax-free reorganization for Federal income tax purposes. The delivery of such opinion is conditioned upon receipt by counsel to The MainStay Funds of representations it shall request of The MainStay Funds. Notwithstanding anything herein to the contrary, The MainStay Funds and MainStay Funds Trust, on behalf of either the Acquired Fund or the Acquiring Fund, respectively, may not waive the condition set forth in this paragraph 8.5.

9.	Indemnification

9.1 MainStay Funds Trust, out of the Acquiring Fund’s assets and property, agrees to indemnify and hold harmless the Acquired Fund from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Acquired Fund may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquiring Fund of any of its representations, warranties, covenants or agreements set forth in this Plan.

9.2 The MainStay Funds, out of the Acquired Fund’s assets and property, agrees to indemnify and hold harmless the Acquiring Fund from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Acquiring Fund may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquired Fund of any of its representations, warranties, covenants or agreements set forth in this Plan.

10.	Brokerage Fees and Expenses

10.1 The Acquiring Fund and the Acquired Fund represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein, other than any brokerage fees and expenses incurred in connection with the Reorganization.

10.2 [The expenses relating to the proposed Reorganization will be borne by New York Life Investments, the Acquired Fund and/or the Acquiring Fund as mutually agreed upon.] The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, if any, preparation of the Registration Statement, printing and distributing the Proxy Statement, legal fees, accounting fees, securities registration fees, and expenses of holding shareholders’ meetings. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code.

11.	Entire Agreement; Survival of Warranties

11.1 MainStay Funds Trust and The MainStay Funds agree that they have not made any representation, warranty or covenant, on behalf of either the Acquiring Fund or the Acquired Fund, respectively, not set forth herein and that this Plan constitutes the entire agreement between the parties.

11.2 The representations, warranties and covenants contained in this Plan or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing and the obligations of the Acquired Fund and Acquiring Fund in Sections 9.1 and 9.2 shall survive the Closing.

12.	Termination

This Plan may be terminated and the transactions contemplated hereby may be abandoned by resolution of the Boards of MainStay Funds Trust and The MainStay Funds, on behalf of either the Acquiring Fund or the Acquired Fund, respectively, at any time prior to the Closing Date, if circumstances should develop that, in the opinion of the Boards, make proceeding with the Plan inadvisable.

13.	Amendments

This Plan may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of MainStay Funds Trust and The MainStay Funds, on behalf of either the Acquiring Fund or the Acquired Fund, respectively; provided, however, that following the Special Meeting of the Shareholders of the Acquired Fund called by The MainStay Funds, pursuant to paragraph 5.2 of this Plan, no such amendment may have the effect of changing the provisions for determining the number of Class A Acquiring Fund Shares to be issued to the Class A Acquired Fund Shareholders, respectively, under this Plan to the detriment of such shareholders without their further approval.

14.	Notices

Any notice, report, statement or demand required or permitted by any provisions of this Plan shall be in writing and shall be given by facsimile, electronic delivery (i.e., e-mail) personal service or prepaid or certified mail addressed to the Funds, 169 Lackawanna Avenue, Parsippany, New Jersey 07054, Attn: J. Kevin Gao, in each case with a copy to Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006, Attn: Sander M. Bieber.

15.	Headings; Governing Law; Assignment; Limitation of Liability

15.1 The Article and paragraph headings contained in this Plan are for reference purposes only and shall not affect in any way the meaning or interpretation of this Plan.

15.2 This Plan shall be governed by and construed in accordance with the laws of the State of New York without regard to its principles of conflicts of laws.

15.3 This Plan shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Plan. Except as expressly provided otherwise in this Plan, the parties hereto will bear the expenses relating to the Reorganization as set forth in Section 10.2 as mutually agreed upon.

IN WITNESS WHEREOF, each of the parties hereto has caused this Plan to be executed as of the _____ day of ________________, 2012.

MAINSTAY FUNDS TRUST On behalf of the Acquiring Fund: MainStay S&P 500 Index Fund	THE MAINSTAY FUNDS On behalf of the Acquired Fund: MainStay Equity Index Fund

By: __________________________	By: ___________________________
Stephen P. Fisher President	Stephen P. Fisher President

New York Life Investments agrees to the provisions set forth in Sections 10.2 and 15.3 of this Plan.

NEW YORK LIFE INVESTMENT MANAGEMENT LLC By: _______________________

APPENDIX B
SHAREHOLDER GUIDE

The following pages are intended to provide information regarding how to buy and sell shares of the MainStay Funds and to help you understand the costs associated with buying, holding and selling your MainStay Fund investments. This Proxy Statement/Prospectus offers Class A shares of the MainStay S&P 500 Index Fund (the “Fund.”)

For additional details regarding the information described in this Shareholder Guide or if you have any questions, please contact your financial adviser or the MainStay Funds by calling toll-free 800-MAINSTAY (624-6782) or by going online to mainstayinvestments.com. Please note that shares of the MainStay Funds are generally not available for purchase by foreign investors.

NYLIFE Distributors LLC and/or the MainStay Funds reserve the right to: (i) pay dividends from net investment income and distributions from net capital gains in a check mailed to any investor who becomes a non-U.S. resident; and (ii) to redeem shares and close the account of an investor who becomes a non-U.S. resident.

SIMPLE IRA Plan accounts and certain other retirement plan accounts may not be eligible to invest in certain MainStay Funds, and may only be eligible to hold Investor Class shares. The following terms are used in this Shareholder Guide:

The Boards of Trustees of MainStay Funds Trust and The MainStay Funds are collectively referred to as the “Board.”

The Investment Company Act of 1940, as amended, is referred to as the “1940 Act.”

New York Life Investment Management LLC is referred to as the “Manager” or “New York Life Investments.”

New York Life Insurance Company is referred to as “New York Life.”

NYLIM Service Company LLC is referred to as the “Transfer Agent” or “NYLIM Service Company.”

NYLIFE Distributors LLC is referred to as the “Distributor” or “NYLIFE Distributors.”

The New York Stock Exchange is referred to as the “Exchange.”

Net asset value is referred to as “NAV.”

The Securities and Exchange Commission is referred to as the “SEC.”

The Statement of Additional Information is referred to as the “SAI.”

Before You Invest:

This Proxy Statement/Prospectus offers Class A shares of the Fund.

As with any business, running a mutual fund involves costs. There are regular operating costs, such as investment advisory fees, marketing and distribution expenses, and custodial, transfer agency, legal and accounting fees, among others. These operating costs are typically paid from the assets of the Fund, and thus, all investors in the Fund indirectly share the costs. These expenses are presented earlier in this Proxy Statement/Prospectus in the table entitled, “Fees and Expenses of the Funds,” under the heading, “Comparison of Fees and Expenses.” These costs include:

•	Distribution and/or Service (12b-1) Fee — named after the SEC rule that permits their payment, “12b-1 fees” are paid by Class A shares to the Fund’s distributor, NYLIFE Distributors, for distribution and/or shareholder services such as marketing and selling Fund shares, compensating brokers and others who sell Fund shares, advertising, printing and mailing of prospectuses, responding to shareholder inquiries, etc.

An important point to keep in mind about 12b-1 fees is that they reduce the value of your shares, and therefore, will proportionately reduce the returns you receive on your investment and any dividends that are paid. See “Information on Fees” in this section for more information about these fees.

In addition to regular operating costs, there are costs associated with an individual investor’s transactions and account, such as the compensation paid to your financial adviser for helping you with your investment decisions. The Fund typically covers such costs by imposing sales charges and other fees directly on the investor either at the time of purchase or upon redemption. These charges and fees for the Fund are presented earlier in this Proxy Statement/Prospectus in the table entitled “Fees and Expenses of the Funds,” under the heading, “Comparison of Fees and Expenses.” Such charges and fees include:

•	Initial Sales Charge — also known as a “front-end sales load,” refers to a charge deducted from your initial investment in Class A shares and is used to compensate the Distributor and/or your financial adviser for their efforts and assistance to you in connection with the purchase. The key point to keep in mind about a front-end sales load is that it reduces the amount available to purchase Fund shares.

Distribution and/or service (12b-1) fees and initial sales charges are each discussed in more detail in this Shareholder Guide.

Class A Share Considerations

•	Generally, Class A shares have a minimum initial investment amount of $25,000 per MainStay Fund. Class A share balances are examined Fund-by-Fund on a semi-annual basis. If at that time the value of your Class A shares in any one MainStay Fund is less than $25,000 ($10,000 in the case of IRA or 403(b)(7) accounts that are making required minimum distributions via MainStay’s systematic withdrawal plan or systematic exchange program, and $15,000 in the case of investors with $100,000 or more invested in the MainStay Funds combined, regardless of share class), whether by shareholder action or change in market value, or if you are otherwise no longer eligible to hold Class A shares, your Class A shares of that MainStay Fund will be converted automatically into Investor Class shares. Please note that you may not aggregate holdings of Class A shares in multiple MainStay Funds/accounts or rely on a Right of Accumulation or Letter of Intent (each discussed below) in order to avoid this conversion feature. However, certain holders of Class A shares are not subject to this automatic conversion feature.
•	Please note that if you qualify for the $15,000 minimum initial investment, you must maintain aggregate investments of $100,000 or more in the MainStay Funds, regardless of share class, and an account balance at or above $15,000 per MainStay Fund to avoid having your account automatically convert into Investor Class shares. Certain holders of Class A shares are not subject to this automatic conversion feature. For more information, please see the Statement of Additional Information dated February 28, 2012, as supplemented relating to the Fund (the “SAI”).
•	Share class conversions are based on the relevant NAVs of the two classes at the time of the conversion and no sales load or other charge is imposed. The MainStay Funds expect all share conversions to be made on a tax-free basis. The MainStay Funds reserve the right to modify or eliminate the share class conversion feature. When a conversion occurs, reinvested dividends and capital gains convert with the shares that are converting.

•	When you invest in Class A shares, you pay the public offering price, which is the share price, or NAV, plus the initial sales charge that may apply to your purchase. The amount of the initial sales charge is based on the size of your investment (see “Information on Sales Charges”). We also describe below how you may reduce or eliminate the initial sales charge (see “Sales Charge Reductions and Waivers on Class A Shares”).
•	Since some of your investment goes to pay an up-front sales charge when you purchase Class A shares, you will purchase fewer shares than you would with the same investment in other share classes. Nevertheless, you’re usually better off purchasing Class A shares rather than Class B or Class C shares and paying an up-front sales charge if you:
º	plan to own the shares for an extended period of time, since the higher ongoing distribution and/or service (12b-1) fees on Class B and Class C shares may eventually exceed the cost of the up-front sales charge; or
º	qualify for a reduced or waived sales charge.

Investment Minimums and Eligibility Requirements

The following minimums apply if you are investing in the Fund. A minimum initial investment amount may be waived for purchases by the Board members and directors and employees of New York Life and its affiliates and subsidiaries. The Fund may also waive investment minimums for certain qualified purchases and accept additional investments of smaller amounts at its discretion. Please see the Fund’s SAI for additional information.

Class A Shares

•	$25,000 minimum initial investment with no minimum subsequent purchase amount requirement for any single MainStay Fund; or
•	$15,000 minimum initial investment with no minimum subsequent purchase amount for investors who, in the aggregate, have assets of $100,000 or more invested in any share class of any of the MainStay Funds. To qualify for this investment minimum, all aggregated accounts must be tax reportable under the same tax identification number. You may not aggregate your holdings with the holdings of any other person or entity to qualify for this investment minimum. Please note that accounts held through broker/dealers or other types of institutions may not be aggregated to qualify for this investment minimum. We will only aggregate those accounts held directly with the MainStay Funds.

Please note that if you qualify for this reduced minimum, you must also maintain aggregate assets of $100,000 or more invested in any share classes of any of the MainStay Funds and an account balance at or above $15,000 per MainStay Fund to avoid having your Class A account automatically convert into Investor Class shares. However, certain holders of Class A shares are not subject to this automatic conversion feature.

Broker/dealers (and their affiliates) or certain service providers with customer accounts that trade primarily on an omnibus level or through the National Securities Clearing Corporation’s Fund/SERV network (Levels 1-3 only); certain retirement plan accounts, including investment only plan accounts; directors and employees of New York Life and its affiliates; investors who obtained their Class A shares through certain reorganizations; and subsidiaries and employees of the subadvisors to any of the MainStay Funds are not subject to the minimum investment requirement for Class A shares. For more information, please see the SAI.

Information on Sales Charges

Class A Shares

The initial sales charge you pay when you buy Class A shares differs depending upon the amount you invest, as set forth below. The sales charge may be reduced or eliminated for larger purchases, as described below, or as described under “Sales Charge Reductions and Waivers on Class A Shares.” Any applicable sales charge will be deducted directly from your investment. All or a portion of the sales charge may be retained by the Distributor or allocated to your dealer/financial adviser as a concession.

	Sales charges as a percentage of(1)		Typical dealer concession as a % of offering price
Purchase Amount	Offering price	Net investment
Less than $100,000	3.00%	3.09%	2.75%
$100,000 to $249,999	2.50%	2.56%	2.25%
$250,000 to $499,999	2.00%	2.04%	1.75%
$500,000 to $999,999	1.50%	1.52%	1.25%
$1,000,000 or more[2]	None	None	None

(1)	The sales charge you pay may differ slightly from the amounts listed here due to rounding calculations.

(2)	No sales charge applies on investments of $1 million or more, but a contingent deferred sales charge of 1.00% may be imposed on certain redemptions of such shares within one year of the date of purchase. The Distributor may pay a commission to dealers on these purchases from its own resources. See “Contingent Deferred Sales Charge on Certain Class A Share Redemptions” below.

Sales Charge Reductions and Waivers on Class A Shares

Reducing the Initial Sales Charge on Class A Shares

You may be eligible to buy Class A shares of the Fund at one of the reduced sales charge rates shown in the table above through a Right of Accumulation or a Letter of Intent, as described below. You may also be eligible for a waiver of the initial sales charge as set forth below. Each Fund reserves the right to modify or eliminate these programs at any time. However, please note the Right of Accumulation or Letter of Intent may only be used to reduce sales charges and may not be used to satisfy investment minimums or to avoid the automatic conversion feature of Class A shares.

Right of Accumulation

A Right of Accumulation allows you to reduce the initial sales charge as shown in the table above by combining the amount of your current purchase with the current market value of investments made by you, your spouse, and your children under age 21 in Investor Class, Class A, Class B, or Class C shares of most MainStay Funds. You may not include investments of previously non-commissioned shares in any MainStay Fund held through a 401(k) plan or other employee benefit plan. For example, if you currently own $45,000 worth of Class C shares of a MainStay Fund, your spouse owns $50,000 worth of Class B shares of another MainStay Fund, and you wish to invest $15,000 in a MainStay Fund, using your Right of Accumulation you can invest that $15,000 in Class A shares (if eligible) and pay the reduced sales charge rate normally applicable to a $110,000 investment. For more information, see “Alternative Sales Arrangements — Reduced Sales Charges” in the Fund’s SAI.

Letter of Intent

Where the Right of Accumulation allows you to use prior investments to reach a reduced initial sales charge, a Letter of Intent allows you to qualify for a discount by combining your current purchase amount with purchases you, your spouse or children under age 21 intend to make in the near future. A Letter of Intent is a written statement to the Distributor of your intention to purchase Investor Class, Class A, Class B, or Class C shares of one or more MainStay Funds

(excluding investments of previously non-commissioned shares in the MainStay Money Market Fund) over a 24-month period. The total amount of your intended purchases will determine the reduced sales charge rate that will apply to Class A shares (if eligible) of the MainStay Funds purchased during that period. You can also apply a Right of Accumulation to these purchases.

Your Letter of Intent goal must be at least $100,000. Submitting a Letter of Intent does not obligate you to purchase the specified amount of shares. If you do not meet your intended purchase goal, however, the initial sales charge that you paid on your purchases will be recalculated to reflect the actual value of shares you purchased. A certain portion of your shares will be held in escrow by the Transfer Agent for this purpose. For more information, please see the SAI.

Your Responsibility

To receive the reduced sales charge, you must inform the Distributor of your eligibility and holdings at the time of your purchase if you are buying shares directly from the Fund. If you are buying shares through a financial intermediary firm, you must tell your financial adviser of your eligibility for a Right of Accumulation or a Letter of Intent at the time of your purchase.

To combine shares of eligible MainStay Funds held in accounts at other intermediaries under your Right of Accumulation or a Letter of Intent, you may be required to provide the Distributor or your financial adviser a copy of each account statement showing your current holdings of each eligible MainStay Fund, including statements for accounts held by you, your spouse or your children under age 21, as described above. The Distributor or intermediary through which you are buying shares will combine the value of all your eligible MainStay Fund holdings based on the current NAV per share to determine what Class A sales charge rate you may qualify for on your current purchase. If you do not inform the Distributor or your financial adviser of all of the holdings or planned purchases that make you eligible for a sales charge reduction or do not provide requested documentation, you may not receive a discount to which you are otherwise entitled.

More information on Class A share sales charge discounts is available in the Fund’s SAI or on the internet at mainstayinvestments.com.

“Spouse” with respect to a Right of Accumulation and Letter of Intent is defined as the person to whom you are legally married. We also consider your spouse to include the following: (i) an individual of the same gender with whom you have been joined in a civil union or legal contract similar to marriage; (ii) a domestic partner, who is an individual (including one of the same gender) to whom you are not related by blood and with whom you have shared a primary residence for at least six months in a relationship as a couple where you, your domestic partner or both of you provide for the personal or financial welfare of the other without a fee; or (iii) an individual with whom you have a common law marriage, which is a marriage in a state where such marriages are recognized between a man and a woman arising from the fact that the two live together and hold themselves out as being married.

Group Benefit Plan Purchases

You will not pay an initial sales charge if you purchase Class A shares through a group retirement or other benefit plan (other than IRA plans) that meets certain criteria, including:

•	50 or more participants; or
•	an aggregate investment in shares of any class of the Fund of $1,000,000 or more; or
•	holds either Investor Class or Class A and Class B shares as a result of the Class B share conversion feature.

However, Class A shares purchased through a group retirement or other benefit plan (other than IRA plans) may be subject to a contingent deferred sales charge (“CDSC”) upon redemption.

Purchases Through Financial Services Firms

You may be eligible for elimination of the initial sales charge if you purchase shares through a financial services firm (such as a broker/dealer, financial adviser or financial institution) that has a contractual arrangement with the Distributor. The Fund has authorized these firms (and other intermediaries that the firms may designate) to accept orders. When an authorized firm or its designee has received your order, together with the purchase price of the shares, it is considered received by the Fund and will be priced at the next computed NAV. Financial services firms may charge transaction fees or other fees and may modify other features such as minimum investment amounts and exchange privileges.

Please read their program materials for any special provisions or additional service features that may apply to investing in the Fund through these firms.

529 Plans

When shares of the Fund are sold to a qualified tuition program operating under Section 529 of the Internal Revenue Code, such a program may purchase Class A shares without an initial sales load.

Other Waivers

There are other categories of purchasers who do not pay initial sales charges on Class A shares, such as personnel of the Fund and of New York Life and its affiliates or shareholders who owned shares of the Service Class of any MainStay Fund as of December 31, 2003. These categories are described in the Fund’s SAI.

Contingent Deferred Sales Charge on Certain Class A Share Redemptions

If your initial sales charge is waived, we may impose a CDSC of 1.00% if you redeem your shares within one year. The Distributor may pay a commission to dealers on such purchases from its own resources.

For more information about these considerations, call your financial adviser or the Transfer Agent toll-free at 800-MAINSTAY (624-6782), and read the information under “Purchase, Redemption, Exchanges and Repurchase — Contingent Deferred Sales Charge, Investor Class and Class A” in the Fund’s SAI.

Information on Fees

Rule 12b-1 Plans

The Fund has adopted a distribution plan under Rule 12b-1 of the 1940 Act to which distribution and/or service (12b-1) fees are paid to the Distributor. Rule 12b-1 fees are calculated and accrued daily and paid monthly. The Class A 12b-1 plan typically provides for payment for distribution and/or service activities of up to 0.25% of the average daily net assets of Class A shares of the Fund. The distribution activities portion of the fee is intended to pay the Distributor for distribution services, which include any activity or expense primarily intended to result in the sale of Fund shares. The service activities portion of the fee is paid to the Distributor for providing shareholders with personal services and maintaining shareholder accounts. The Distributor may pay all or a portion of the 12b-1 fee to your investment professional. Because 12b-1 fees are ongoing, over time they will increase the cost of an investment in the Fund and may cost more than some types of sales charges.

Compensation to Dealers

Financial intermediary firms and their associated financial advisers are paid in different ways for the services they provide to the Fund and shareholders. Such compensation may vary depending upon the amount invested and the amount of time that shares are held and/or the services provided.

•	The Distributor pays, pursuant to a 12b-1 plan, distribution-related and other service fees to qualified dealers for providing certain shareholder services.
•	The Distributor pays sales concessions to dealers, as described in the table under “Information on Sales Charges” above, on the purchase price of Class A shares sold subject to a sales charge. The Distributor retains the difference between the sales charge that you pay and the portion that is paid to dealers as a sales concession.
•	The Distributor or an affiliate, from its own resources, may pay a finder’s fee or other compensation up to 1.00% of the purchase price of Class A shares, sold at NAV, to dealers at the time of sale.
•	In addition to the payments described above, the Distributor or an affiliate, from its own resources or from those of an affiliate, may pay other significant amounts to certain financial intermediary firms, including an affiliated broker/dealer, in connection with the sale of any class of Fund shares and/or shareholder or account servicing arrangements. These sales and/or servicing fee arrangements vary and may amount to payments of up to 0.30% on new sales and/or up to 0.25% annually on assets held.
•	The Distributor or an affiliate may sponsor training or informational meetings or provide other non-monetary benefits for financial intermediary firms and their associated financial advisers. The Distributor or an affiliate from its own resources, also may reimburse financial intermediary firms in connection with their marketing activities supporting the Fund.
•	The Distributor or an affiliate may make payments to financial intermediaries that provide sub-transfer agency and other administrative services in addition to supporting distribution of the Fund. A portion of these fees may be paid from the Distributor’s or its affiliate’s own resources.

•	Wholesaler representatives of the Distributor visit brokerage firms on a regular basis to educate financial advisors about the Fund and to encourage the sale of the Fund shares to their clients. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law. The Distributor, from its own resources or from those of an affiliate, provides compensation to its wholesaler representatives for their sales efforts in promoting sales of the Fund, which may vary based on the type of Fund being promoted and/or which financial intermediary is listed on the account.

Although the Fund may use financial firms that sell Fund shares to execute transactions for the Fund’s portfolio, the Fund, the Manager and Madison Square Investors LLC do not consider the sale of Fund shares as a factor when choosing financial firms to effect those transactions.

Payments made from the Distributor’s or an affiliate’s own resources do not increase the price or decrease the amount or value of the shares you purchase. However, if investment advisers, distributors or affiliates of mutual funds make such payments in differing amounts, financial intermediary firms and their financial advisers may have financial incentives for recommending a particular mutual fund or a particular share class of that fund over other mutual funds. For example, payments made by the Distributor or an affiliate, as described above, may be used by the financial intermediary firm to reduce or eliminate transaction charges associated with purchases of Fund shares.

For more information regarding any of the types of compensation described above, see the Fund’s SAI or consult with your financial intermediary firm or financial adviser. You should review carefully any disclosure by your financial intermediary firm as to compensation received by that firm and/or your financial adviser.

Buying, Selling, Converting and Exchanging Fund Shares

How to Open Your Account

Class A Shares

Return your completed MainStay Funds application in good order with a check payable to the MainStay Funds for the amount of your investment to your financial adviser or directly to the MainStay Funds, P.O. Box 8401, Boston, Massachusetts 02266-8401. Please note that if you select Class A shares on your application and you are not eligible to invest in Class A shares, we will treat your application as being in good order but will invest you in Investor Class shares of the Fund.

Good order means all the necessary information, signatures and documentation have been fully completed.

You buy shares at NAV (plus any applicable sales charge). NAV is generally calculated as of the close of regular trading (usually 4:00 pm Eastern time) on the Exchange every day the Exchange is open. NAV is not calculated on days when the Exchange is closed. When you buy shares, you must pay the NAV next calculated after we receive your order in good order. Alternatively, the MainStay Funds have arrangements with certain financial intermediary firms whereby purchase orders through these entities are considered received in good order when received by the financial intermediary firm together with the purchase price of the shares ordered. The order will then be priced at the Fund’s NAV next computed after receipt in good order of the order by these entities. Such financial intermediary firms are responsible for timely transmitting the purchase order to the Fund.

When you open your account, you may also want to choose certain buying and selling options, including transactions by wire. In most cases, these choices can be made later in writing, but it may be quicker and more convenient to decide on them when you open your account.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens a new account and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the Fund, or your financial adviser on their behalf, must obtain the following information for each person who opens a new account:

•	Name;
•	Date of birth (for individuals);
•	Residential or business street address (although post office boxes are still permitted for mailing); and
•	Social security number or taxpayer identification number.

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund also may close your account or take other appropriate action if it is unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Conversions Between Share Classes

In addition to any automatic conversion features described above in this Shareholder Guide with respect to Class A shares, you generally may also elect to convert your shares on a voluntary basis into another share class of the Fund for which you are eligible. However, Class A shares that remain subject to a CDSC are ineligible for a voluntary conversion.

An investor or an investor’s financial intermediary may contact the Fund to request a voluntary conversion between share classes of the Fund. You may be required to provide sufficient information to establish eligibility to convert to the new share class. All permissible conversions will be made on the basis of the relevant NAVs of the two classes without the imposition of any sales load, fee or other charge. If you fail to remain eligible for the new share class, you may be converted automatically back to your original share class, or into another share class, if appropriate. Although the Fund expects that a conversion between share classes of the Fund should not result in the recognition of a gain or loss for tax purposes, you should consult with your own tax adviser with respect to the tax treatment of your investment in the Fund. The Fund may change, suspend or terminate this conversion feature at any time.

Opening Your Account — Individual Shareholders

	How	Details
By Wire:	You or your financial adviser should call us toll-free at 800-MAINSTAY (624-6782) to obtain an account number and wiring instructions. Wire the purchase amount to:	Please take note of the applicable minimum initial investment amounts for your Fund and share class. The wire must include:
	State Street Bank and Trust Company	• name(s) of investor(s);
	• ABA #011-0000-28	• your account number; and
	• MainStay Funds (DDA #99029415)	• Fund Name and class of shares.
	• Attn: Custody and Shareholder Services	Your bank may charge a fee for the wire transfer.
By Mail:	Return your completed
MainStay Funds Application with a check for the amount of your investment to:

MainStay Funds
P.O. Box 8401
Boston, MA 02266-8401

Send overnight orders to:
MainStay Funds
c/o Boston Financial Data Services
30 Dan Road
	Canton, MA 02021-2809	Make your checks payable to MainStay Funds. Please take note of the applicable minimum initial investment amounts for your Fund and share class. Be sure to write on your check:
• name(s) of investor(s); and
• Fund Name and class of shares.

Buying additional shares of the Fund — Individual Shareholders

	How	Details
By Wire:	Wire the purchase amount to: State Street Bank and Trust Company	Please take note of the applicable minimum initial investment amounts for your Fund and share class.
	• ABA #011-0000-28	The wire must include:
	• MainStay Funds (DDA #99029415)	• name(s) of investor(s);
• your account number; and
	• Attn: Custody and Shareholder Services.	• Fund name and Class of shares.
Your bank may charge a fee for the wire transfer.
Electronically:	Call, or have your investment professional call us toll-free at 800-MAINSTAY (624-6782) between 8:00 am and 6:00 pm Eastern time any day the Exchange is open to make an ACH purchase.	Eligible investors can purchase shares by using electronic debits from a designated bank account. Please take note of the applicable minimum investment amounts for your Fund and share class.
	Visit us at mainstayinvestments.com.	• The maximum ACH purchase amount is $100,000.
• We must have your bank information on file.
By Mail:	Address your order to: MainStay Funds P.O. Box 8401 Boston, MA 02266-8401	Make your check payable to MainStay Funds. Please take note of the applicable minimum investment amounts for your Fund and share class.
	Send overnight orders to: MainStay Funds c/o Boston Financial Data Services 30 Dan Road Canton, MA 02021-2809	Be sure to write on your check:
• name(s) of investor(s);
• your account number; and
• Fund name and Class of shares.

Selling Shares — Individual Shareholders

	How	Details
By contacting your financial adviser:		You may sell (redeem) your shares through your financial adviser or by any of the methods described below.
By Phone:	To receive proceeds by check: Call us toll-free at 800-MAINSTAY (624-6782) between 8:00 am and 6:00 pm Eastern time any day the Exchange is open.

  •

Generally, after receiving your sell order by phone, we will send a check to the account owner at the owner’s address of record the next business day, although it may take up to seven days to do so. Generally, we will not send checks to addresses on record for 30 days or less.

• The maximum order we can process by phone is $100,000.
By Wire:	To receive proceeds by wire: Call us toll-free at
800-MAINSTAY (624-6782) between 8:00 am and 6:00 pm Eastern time any day the Exchange are open. Eligible investors may sell shares and have proceeds electronically credited to a designated bank account.

  •

Generally, after receiving your sell order by phone, we will send the proceeds by bank wire to your designated bank account the next business day, although it may take up to seven business days to do so. Your bank may charge you a fee to receive the wire transfer.

• We must have your bank account information on file.
• There is an $11 fee for wire redemptions.
• Generally, the minimum wire transfer amount is $1,000.
Electronically:	To receive proceeds electronically by ACH: Call us toll- free at 800-MAINSTAY (624-6782) between 8:00 am and 6:00 pm Eastern time any day the Exchange is open. Eligible investors may sell shares and have proceeds electronically credited to a designated bank account.

  •

Generally, after receiving your sell order by phone, we will send the proceeds by ACH transfer to your designated bank account on file the next business day, although it may take up to seven business days to do so.

	How	Details
• We must have your bank account information on file.
• Proceeds may take 2 – 3 business days to reach your bank account.
• There is no fee from us for this transaction.
• The maximum ACH transfer amount is $100,000.
By Mail:	Address your order to: MainStay Funds P.O. Box 8401 Boston, MA 02266-8401	Write a letter of instruction that includes: • your name(s) and signature(s);
	Send overnight orders to: MainStay Funds c/o Boston Financial Data Services 30 Dan Road Canton, MA 02021-2809	• your account number;
• Fund name and Class of shares; and
• dollar or share amount you want to sell.
A Medallion Signature Guarantee or other documentation may be required.
There is a $15 fee for Class A shares for checks mailed to you via overnight service.
By internet:	Please visit mainstayinvestments.com.

General Policies

The following are our general policies regarding the purchase and sale of Fund shares. The Fund reserves the right to change these policies at any time. Certain retirement plans and/or financial intermediaries may adopt different policies. Consult your plan or account documents for the policies applicable to you.

Buying Shares

•	All investments must be in U.S. dollars with funds drawn on a U.S. bank. We generally will not accept payment in the following forms: travelers checks, personal money orders, credit card convenience checks, cash or starter checks.
•	Generally, we do not accept third-party checks, and we reserve the right to limit the number of checks processed at one time.
•	If your investment check or ACH purchase does not clear, your order will be canceled and your account will be responsible for any losses or fees the Fund incurs as a result. Your account will be charged a $20 fee for each returned check or ACH purchase. In addition, the Fund may also redeem shares to cover any losses it incurs as a result. If an AutoInvest payment is returned unpaid for two consecutive periods, the privilege will be suspended until you notify us to reinstate it.
•	The Fund may, in its discretion, reject, restrict or cancel, in whole or in part, without prior notice, any order for the purchase of shares.
•	To limit the Fund’s expenses, the Fund does not issue share certificates at this time.
•	To buy shares by wire the same day, we generally must receive your wired money by 4:00 pm Eastern time. To buy shares electronically, generally call before 4:00 pm Eastern time to buy shares at the current day’s NAV.

Selling Shares

•	If you have share certificates, you must return them with a written redemption request.
•	Your shares will be sold at the next NAV calculated after we receive your request in good order. We will make the payment within seven days after receiving your request in good order.

•	If you buy shares by check or by ACH purchase and quickly decide to sell them, the Fund may withhold payment for up to 10 days from the date the check or ACH purchase order is received.
•	When you sell Class A shares when applicable, the Fund will recover any applicable sales charges either by selling additional shares, if available, or by reducing your proceeds by the amount of those charges.
•	There will be no redemption during any period in which the right of redemption is suspended or date of payment is postponed because the Exchange is closed or trading on the Exchange is restricted or the SEC deems an emergency to exist.
•	Unless you decline telephone privileges on your application, you may be responsible for any fraudulent telephone order as long as we take reasonable measures to verify the order.
•	Reinvestment won’t relieve you of any tax consequences on gains realized from a sale. The deductions for losses, however, may be denied.
•	We require a written order to sell shares if an account has submitted a change of address during the previous 30 days, unless the proceeds of the sell order are directed to your bank account on file with us.
•	We require a written order to sell shares and a Medallion Signature Guarantee if:
º	We do not have on file required bank information to wire funds;
º	the proceeds from the sale will exceed $100,000;
º	the proceeds of the sale are to be sent to an address other than the address of record; or
º	the proceeds are to be payable to someone other than the account holder(s).
•	In the interests of all shareholders, we reserve the right to:
º	change or discontinue exchange privileges upon notice to shareholders, or temporarily suspend this privilege without notice under extraordinary circumstances;
º	change or discontinue the systematic withdrawal plan upon notice to shareholders;

º	close accounts with balances less than $750 invested (by redeeming all shares held and sending proceeds to the address of record); and/or
º	change the minimum investment amounts.

Additional Information

You may receive confirmations that describe your transactions. You should review the information in the confirmation statements carefully. If you notice an error, you should call the MainStay Funds or your financial adviser immediately. If you or your financial adviser fails to notify the MainStay Funds within one year of the transaction, you may be required to bear the costs of correction.

The policies and fees described in this Proxy Statement/Prospectus govern transactions with the Fund. If you invest through a third party — bank, broker, 401(k), financial adviser or financial supermarket — there may be transaction fees for, and you may be subject to, different investment minimums or limitations on buying or selling shares. Accordingly, the net yield to investors who purchase through financial intermediaries may be less than the net yield earned by investors who invest in the Fund directly. Consult a representative of your plan or financial institution if in doubt.

From time to time the Fund may close and reopen to new investors or new share purchases at its discretion. If the Fund is closed, either to new investors or new share purchases, and you redeem your total investment in the Fund, your account will be closed and you will not be able to make any additional investments in the Fund. If a MainStay Fund is closed to new investors, you may not exchange shares of other MainStay Funds for shares of that MainStay Fund unless you are already a shareholder of such MainStay Fund.

Medallion Signature Guarantees

A Medallion Signature Guarantee helps protect against fraud. To protect your account, each MainStay Fund and the Transfer Agent from fraud, Medallion Signature Guarantees are required to enable us to verify the identity of the person who has authorized redemption proceeds to be sent to a third party or a bank not previously established on the account. Medallion Signature Guarantees are also required for redemptions of $100,000 or more from an account, and for share transfer requests. Medallion Signature Guarantees must be obtained from certain eligible financial institutions that are participants in the Securities Transfer Association Medallion Program, the Stock Exchange Medallion Program, or the

New York Stock Exchange Medallion Signature Program. Eligible guarantor institutions provide Medallion Signature Guarantees that are covered by surety bonds in various amounts. It is your responsibility to ensure that the Medallion Signature Guarantee that you acquire is sufficient to cover the total value of your transaction(s). If the surety bond amount is not sufficient to cover the requested transaction(s), the Medallion Signature Guarantee will be rejected.

Signature guarantees that are not a part of these programs will not be accepted. Please note that a notary public stamp or seal is not acceptable.

Investing for Retirement

You can purchase shares of the Fund for retirement plans providing tax-deferred investments for individuals and institutions. You can use the Fund in established plans or the Distributor may provide the required plan documents for selected plans. A plan document must be adopted for a plan to be in existence.

Custodial services are available for IRA, Roth IRA and Coverdell Education Savings Accounts (CESA) (previously named Education IRA) as well as SEP and SIMPLE IRA plans. Plan administration is also available for select qualified retirement plans. An investor should consult with his or her tax adviser before establishing any tax-deferred retirement plan.

The Fund may not be available for all types of retirement plans or through all distribution channels. Please contact the MainStay Funds at 800-MAINSTAY (624-6782) for further details.

Purchases-In-Kind

You may purchase shares of the Fund by transferring securities to the Fund in exchange for Fund shares (“in-kind purchase”). In-kind purchases may be made only upon the Fund’s approval and determination that the securities are acceptable investments for the Fund and are purchased consistent with the Fund’s procedures relating to in-kind purchases.

Redemptions-In-Kind

The Fund reserves the right to pay certain large redemptions, either totally or partially, by a distribution-in-kind of securities (instead of cash) from the Fund’s portfolio, consistent with the Fund’s procedures relating to in-kind redemptions and in accordance with the 1940 Act and rules and interpretations of the SEC thereunder.

The Reinvestment Privilege May Help You Avoid Sales Charges

When you sell shares, you have the right — for 90 days — to reinvest any or all of the money in the same account and class of shares without paying another sales charge (so long as (1) those shares haven’t been reinvested once already; (2) your account is not subject to a 30-day block as described in “Excessive Purchases and Redemptions or Exchanges;” and (3) you are not reinvesting your required minimum distribution). If you paid a sales charge when you redeemed you will receive a pro rata credit for reinvesting in the same account and class of shares.

Reinvestment won’t relieve you of any tax consequences on gains realized from a sale. The deductions for losses may, however, be denied and, in some cases, sales charges may not be taken into account in computing gains or losses if the reinvestment privilege is exercised.

Convenient, yes...but not risk-free.  Telephone redemption privileges are convenient, but you give up some security. When you sign the application to buy shares, you agree that the Fund will not be liable for following phone instructions that it reasonably believes are genuine. When using the MainStay Audio Response System or the internet, you bear the risk of any loss from your errors unless we fail to use established safeguards for your protection. The following safeguards are among those currently in place at MainStay Funds:

•	all phone calls with service representatives are recorded; and
•	written confirmation of every transaction is sent to your address of record.

We reserve the right to suspend the MainStay Audio Response System and internet site at anytime or if the systems become inoperable due to technical problems.

Shareholder Services

Automatic Services

Buying or selling shares automatically is easy with the services described below. You select your schedule and amount, subject to certain restrictions. You can set up most of these services on your application by accessing your shareholder account on the internet at mainstayinvestments.com, by contacting your financial adviser for instructions, or by calling us toll-free at 800-MAINSTAY (624-6782) for a form.

Systematic Investing — Individual Shareholders Only

MainStay offers four automatic investment plans:

1.	AutoInvest

If you obtain authorization from your bank, you can automatically debit your designated bank account to:

•	make regularly scheduled investments; and/or
•	purchase shares whenever you choose.
2.	Dividend or Capital Gains Reinvestment

Automatically reinvest dividends, distributions or capital gains from one MainStay Fund into the same Fund or the same class of any other MainStay Fund. Accounts established with dividend or capital gains reinvestment must meet the initial minimum investment amounts and any other eligibility requirements of the selected share class.

3.	Payroll Deductions

If your employer offers this option, you can make automatic investments through payroll deduction.

4.	Systematic Exchange

Exchanges must be at least $100. Automatically reinvest a share or dollar amount from one MainStay Fund into any other MainStay Fund. Accounts established with a systematic exchange must meet the initial minimum investment amounts and any other eligibility requirements of the selected share class. Please see “Exchanging Shares Among MainStay Funds” for more information.

Systematic Withdrawal Plan — Individual Shareholders Only

Withdrawals must be at least $100. Shares must not be in certificate form. The above minimums are waived for IRA and 403(b)(7) accounts where the systematic withdrawal represents required minimum distributions. The Fund will not knowingly permit systematic withdrawals if, at the same time, you are making periodic investments.

Exchanging Shares Among MainStay Funds

You exchange shares when you sell all or a portion of shares in one MainStay Fund and use the proceeds to purchase shares of the same class of another MainStay Fund at NAV. Investment minimums and eligibility requirements apply to exchanges. An exchange of shares of one MainStay Fund for shares of another MainStay Fund will be treated as a sale of shares of the first MainStay Fund and as a purchase of shares of the second MainStay Fund. Any gain on the transaction may be subject to taxes. You may make exchanges from one MainStay Fund to another by phone. There is also a systematic exchange program that allows you to make regularly scheduled, systematic exchanges from one MainStay Fund to the same class of another MainStay Fund. When you redeem exchanged shares without a corresponding purchase of another MainStay Fund, you may have to pay any applicable contingent deferred sales charge.

You also may exchange shares of a MainStay Fund for shares of an identical class, if offered, of any series of certain other open-end investment companies sponsored, advised or administered by New York Life Investments or any affiliate thereof, which are offered in separate prospectuses, including:

•	MainStay 130/30 Core Fund
•	MainStay 130/30 International Fund
•	MainStay Balanced Fund
•	MainStay Common Stock Fund
•	MainStay Conservative Allocation Fund
•	MainStay Convertible Fund
•	MainStay Epoch Global Choice Fund
•	MainStay Epoch Global Equity Yield Fund
•	MainStay Epoch International Small Cap Fund
•	MainStay Epoch U.S. All Cap Fund
•	MainStay Epoch U.S. Equity Fund
•	MainStay Flexible Bond Opportunities Fund
•	MainStay Floating Rate Fund
•	MainStay Global High Income Fund
•	MainStay Government Fund
•	MainStay Growth Allocation Fund
•	MainStay Growth Equity Fund
•	MainStay High Yield Corporate Bond Fund
•	MainStay High Yield Municipal Bond Fund
•	MainStay High Yield Opportunities Fund
•	MainStay ICAP Equity Fund
•	MainStay ICAP Global Fund
•	MainStay ICAP International Fund
•	MainStay ICAP Select Equity Fund
•	MainStay Income Builder Fund
•	MainStay Indexed Bond Fund
•	MainStay Intermediate Term Bond Fund
•	MainStay International Equity Fund
•	MainStay MAP Fund
•	MainStay Moderate Allocation Fund
•	MainStay Moderate Growth Allocation Fund
•	MainStay Money Market Fund
•	MainStay Retirement 2010 Fund
•	MainStay Retirement 2020 Fund
•	MainStay Retirement 2030 Fund
•	MainStay Retirement 2040 Fund
•	MainStay Retirement 2050 Fund
•	MainStay Short Term Bond Fund
•	MainStay Tax Free Bond Fund
•	MainStay U.S. Small Cap Fund

You may not exchange shares of one MainStay Fund for shares of another MainStay Fund that is closed to new investors unless you are already a shareholder of that MainStay Fund. You may not exchange shares of one MainStay Fund for shares of another MainStay Fund that is closed to new share purchases or not offered for sale in your state.

Selling and exchanging shares may result in a gain or loss and therefore may be subject to taxes. Consult your tax adviser on the consequences.

Before making an exchange request, read the prospectus of the MainStay Fund you wish to purchase by exchange. You can obtain a prospectus for any MainStay Fund by contacting your broker, financial adviser or other financial institution, by visiting mainstayinvestments.com or by calling the MainStay Funds at 800-MAINSTAY (624-6782).

The exchange privilege is not intended as a vehicle for short-term trading, nor is the Fund designed for professional market timing organizations or other entities or individuals that use programmed frequent exchanges in response to market fluctuations. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders (see “Excessive Purchases and Redemptions or Exchanges”).

The Fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange consistent with the requirements of the 1940 Act and rules and interpretations of the SEC thereunder.

In certain circumstances you may have to pay a sales charge.

In addition, if you exchange Class A shares of the Fund subject to the 1.00% CDSC into Investor Class shares or Class A shares of the MainStay Money Market Fund, the holding period for purposes of determining the CDSC stops until you exchange back into Class A shares of another MainStay Fund.

We try to make investing easy by offering a variety of programs to buy, sell and exchange MainStay Fund shares. These programs make it convenient to add to your investment and easy to access your money when you need it.

Excessive Purchases and Redemptions or Exchanges

The MainStay Funds are not intended to be used as a vehicle for excessive or short-term trading (such as market timing). The interests of a MainStay Fund’s shareholders and the MainStay Fund’s ability to manage its investments may be adversely affected by excessive purchases and redemptions or exchanges of MainStay Fund shares over the short term. When large dollar amounts are involved, excessive trading may disrupt efficient implementation of a MainStay Fund’s investment strategies or negatively impact MainStay Fund performance. For example, the Manager or a MainStay Fund’s subadvisor might have to maintain more of a MainStay Fund’s assets in cash or sell portfolio securities at inopportune times to meet unanticipated redemptions. By realizing profits through short-term trading, shareholders that engage in excessive purchases and redemptions or exchanges of MainStay Fund shares may dilute the value of shares held by long-term shareholders. MainStay Funds investing in securities that are thinly traded, trade infrequently or are relatively illiquid (such as foreign securities, high-yield securities and small-cap securities) may attract investors seeking to profit from short-term trading strategies that exploit the special valuation issues applicable to these types of holdings to a greater degree than other types of funds, and thus, may be more vulnerable to the risks associated with such activity. For MainStay Funds that invest in foreign investments, securities may be listed on foreign exchanges that trade on days when the MainStay Fund does not calculate NAV, and as a result the market value of the MainStay Fund’s investments may change on days when you cannot purchase or redeem MainStay Fund shares. Furthermore, foreign securities traded on foreign exchanges present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the foreign exchange but prior to the close of the Exchange. Accordingly, the Board has adopted and implemented policies and procedures designed to discourage, detect and prevent frequent purchases and redemptions or exchanges of MainStay Fund shares in order to protect long-term MainStay Fund shareholders. These policies are discussed more fully below. There is the risk that the MainStay Funds’ policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. A MainStay Fund may change its policies or procedures at any time without prior notice to shareholders.

The MainStay Funds reserve the right to restrict, reject or cancel, without prior notice, any purchase or exchange order for any reason, including any purchase or exchange order accepted by any investor’s financial intermediary firm. Any such rejection or cancellation of an order placed through a financial intermediary will occur, under normal circum stances, within one business day of the financial intermediary transmitting the order to the MainStay Funds. In addition, the MainStay Funds reserve the right to reject, limit, or impose other conditions (that are more restrictive than those otherwise stated in the Prospectuses) on purchases or exchanges or to close or otherwise limit accounts based on a history of frequent purchases and redemptions of MainStay Fund shares that could adversely affect a MainStay Fund or its operations, including those from any individual or group who, in the MainStay Funds’ judgment, is likely to harm MainStay Fund shareholders. Pursuant to the MainStay Funds’ policies and procedures, a MainStay Fund may permit short-term purchases or exchanges that it believes, in the exercise of its judgment, are not disruptive or harmful to the MainStay Fund’s long-term shareholders. For example, transactions conducted through systematic investment or withdrawal plans and trades within a MainStay Money Market Fund are not subject to the surveillance procedures. Exceptions are subject to the advance approval by the MainStay Funds’ Chief Compliance Officer, among others, and are subject to Board oversight. Apart from trading permitted or exceptions granted in accordance with the MainStay Funds’ policies and procedures, no MainStay Fund accommodates, nor has any arrangement to permit, frequent purchases and redemptions of MainStay Fund shares.

The MainStay Funds, through New York Life Investments and the Distributor, maintain surveillance procedures to detect excessive or short-term trading in MainStay Fund shares. As part of this surveillance process, the MainStay Funds examine transactions in MainStay Fund shares that exceed certain monetary thresholds or numerical limits within a specified period of time. The MainStay Funds also may consider the history of trading activity in all accounts known to be under common ownership, control or influence. To the extent identified under these surveillance procedures, a MainStay Fund will place a “block” on any account if, during any 30-day period, there is (1) a purchase or exchange into the account following a redemption or exchange from such account or (2) a redemption or exchange from the account following a purchase or exchange into such account. An account that is blocked will not be permitted to place future purchase or exchange requests for an additional 30-day period in that MainStay Fund. The MainStay Funds may modify their surveillance procedures and criteria from time to time without prior notice, as necessary or appropriate to improve the detection of excessive or short-term trading or to address specific circumstances. In certain instances when deemed appropriate, the MainStay Funds may rely on a financial intermediary to apply its market timing procedures to an omnibus account. In certain cases, these procedures may be less restrictive than the MainStay Funds’ procedures. Routine allocation and rebalancing activities made by certain asset allocation programs, funds-of-funds, or other collective investment strategies may not be subject to the surveillance procedures if the manager of such strategies represents to the satisfaction of the MainStay Funds’ Chief Compliance Officer that such investment programs and strategies are consistent with the MainStay Funds’ objective of avoiding disruption due to market timing.

In addition to these measures, the MainStay Funds may from time to time impose a redemption fee on redemptions or exchanges of MainStay Fund shares made within a certain period of time in order to deter excessive or short-term trading and to offset certain costs associated with such trading.

While the MainStay Funds discourage excessive or short-term trading, there is no assurance that the MainStay Funds or their procedures will be able to effectively detect such activity or participants engaging in such activity, or, if it is detected, to prevent its recurrence. The MainStay Funds’ ability to reasonably detect all such trading may be limited, for example, where the MainStay Funds must rely on the cooperation of and/or information provided by financial intermediaries or retirement plans or where the costs of surveillance on certain trading exceeds the anticipated benefit of such surveillance to MainStay Fund shareholders.

Fair Valuation and Portfolio Holdings Disclosure

Determining the Fund’s Share Prices and the Valuation of Securities

Each MainStay Fund generally calculates its NAV at the close of regular trading on the Exchange (usually 4:00 pm Eastern time) every day the Exchange is open. The MainStay Funds do not calculate their NAVs on days on which the Exchange is closed. The NAV per share for a class of shares is determined by dividing the value of the net assets attributable to that class by the number of shares of that class outstanding on that day.

The value of a MainStay Fund’s other investments is generally based (in whole or in part) on current market prices. If current market values of the MainStay Funds’ investments are not available or, in the judgment of New York Life Investments, do not accurately reflect the fair value of a security, the security will be valued by another method that the Board believes in good faith accurately reflects fair value. Changes in the value of a MainStay Fund’s portfolio securities after the close of trading on the principal markets in which the portfolio securities trade will not be reflected in the calculation of NAV unless New York Life Investments, in consultation with the subadvisor (if applicable), deems a particular event could materially affect the NAV. In this case, an adjustment in the valuation of the securities may be made in accordance with procedures adopted by the Board. A MainStay Fund may invest in portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the MainStay Fund does not price its shares. The NAV of a MainStay Fund’s shares may change on days when shareholders will not be able to purchase or redeem shares.

The Board has adopted valuation procedures for the MainStay Funds and has delegated day-to-day responsibility for fair value determinations to the MainStay Funds’ Valuation Committee. Determinations of the Valuation Committee are subject to review and ratification by the Board at its next regularly scheduled meeting after the fair valuations are determined. Fair value determinations may be based upon developments related to a specific security or events affecting securities markets. Fair valuation involves subjective judgments, and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

The MainStay Funds expect to use fair value pricing for securities actively traded on U.S. exchanges only under very limited circumstances. The MainStay Funds may use fair value pricing more frequently for foreign securities. Where foreign securities markets close earlier than U.S. markets, the value of the securities may be affected by significant events or volatility in the U.S. markets occurring after the close of those foreign securities markets. To account for this, certain MainStay Funds have fair valuation procedures which include a procedure whereby foreign securities may be valued based on third-party vendor modeling tools to the extent available.

Portfolio Holdings Information

A description of the MainStay Funds’ policies and procedures with respect to the disclosure of each of the MainStay Funds’ portfolio securities holdings is available in the SAI. Generally, a complete schedule of each of the MainStay Funds’ portfolio holdings will be made public on the MainStay Funds’ website at mainstayinvestments.com no earlier than 30 days after month-end, except as noted below. You may also obtain this information by calling toll-free 800-MAINSTAY (624-6782).

In addition, each MainStay Fund’s ten largest holdings, as reported on a quarter-end basis, will be made public no earlier than 15 days after the end of each calendar quarter. The MainStay Funds’ quarterly top ten holdings information is also provided in the Annual Reports and Semi-Annual Reports and in the quarterly holdings report to the SEC on Form N-Q.

Fund Earnings

Dividends and Interest

Most funds earn either dividends from stocks, interest from bonds and other securities, or both. A mutual fund, however, always pays this income to you as “dividends.” The dividends paid by the Fund will vary based on the income from its investments and the expenses incurred by the Fund.

We reserve the right to automatically reinvest dividend distributions of less than $10.00.

Dividends and Distributions

The Fund intends to distribute substantially all of its net investment income and capital gains to shareholders at least once a year to the extent that dividends and/or capital gains are available for distribution. Dividends from the net investment income (if any) of the Fund are declared and paid at least annually. Dividends are normally paid on the last business day of the month after a dividend is declared. However, for administrative reasons, dividends that are to be paid at the end of a calendar quarter may be paid prior to the last day of the month after a dividend is declared. You generally begin earning dividends the next business day after we receive your purchase request in good order.

Buy after the dividend payment.  Avoid buying shares shortly before a dividend payment. Part of your investment may be returned in the form of a dividend, which may be taxable.

Capital Gains

The Fund earns capital gains when it sells securities at a profit.

When the Fund Pays Capital Gains

The Fund will normally declare and distribute any capital gains to shareholders annually, typically in December.

How to Take Your Earnings

You may receive your portion of Fund earnings in one of seven ways. You can make your choice at the time of application, and change it as often as you like by notifying your financial adviser (if permitted) or us directly. The seven choices are:

1.	Reinvest dividends and capital gains in:
º	the Fund; or

º	another MainStay Fund of your choice (other than a MainStay Fund that is closed, either to new investors or to new share purchases).
2.	Take the dividends in cash and reinvest the capital gains in the Fund.
3.	Take the capital gains in cash and reinvest the dividends in the Fund.
4.	Take a percentage of dividends or capital gains in cash and reinvest the remainder in the Fund.
5.	Take dividends and capital gains in cash.
6.	Reinvest all or a percentage of the capital gains in another MainStay Fund (other than a MainStay Fund that is closed, either to new investors or to new share purchases) and reinvest the dividends in the original Fund.
7.	Reinvest all or a percentage of the dividends in another MainStay Fund (other than a MainStay Fund that is closed, either to new investors or to new share purchases) and reinvest the capital gains in the original Fund.

If you do not make one of these choices on your application, your earnings will be automatically reinvested in the same class of shares of the Fund.

If you prefer to reinvest dividends and/or capital gains in another MainStay Fund, you must first establish an account in that class of shares of the Fund. There is no sales charge on shares purchased through the automatic reinvestment of dividends or capital gains.

Understand the Tax Consequences

Distributions received by tax-exempt shareholders will not be subject to federal income tax to the extent permitted under applicable law. If you are not a tax-exempt shareholder virtually all of the dividends and capital gains distributions you receive from the Fund are taxable, whether you take them as cash or automatically reinvest them. The Fund’s realized earnings are taxed based on the length of time the Fund holds its investments, regardless of how long you hold Fund shares. Generally, if the Fund realizes long-term capital gains, the earnings distributions are taxed as long-term capital gains; earnings from short-term capital gains, income generated on debt investments, dividend income and other sources are generally taxed as ordinary income upon distribution. The current long-term capital gains maximum tax rate of 15% is scheduled to increase to 20% after 2012. Earnings of the Fund, if any, will generally be a result of capital gains that may be taxed as either long-term capital gains or short-term capital gains (taxed as ordinary income). Earnings generated by interest received on fixed-income securities generally will be a result of income generated on debt investments and will be taxable as ordinary income.

For individual shareholders, a portion of the dividends received from the Fund may be treated as “qualified dividend income,” which is currently taxable to individuals at a maximum rate of 15%, to the extent that the Fund receives qualified dividend income from domestic corporations and certain qualified foreign corporations and that certain holding period and other requirements are met. The shareholder must also generally satisfy a more than 60-day holding period requirement with respect to each distribution of qualified dividends in order to qualify for the 15% rate on such distribution. For corporate shareholders, a portion of the dividends received from the Fund may qualify for the corporate dividends received deductions. The favorable treatment of any qualified dividend income is scheduled to expire after 2012.

Since many of the stocks in which the Fund invests do not pay significant dividends, it is not likely that a substantial portion of the distributions by the Fund will qualify for the 15% maximum rate or the corporate dividends received deduction.

Tax Reporting and Withholding

We will mail your tax report each year by January 31. This report will tell you which dividends and redemption proceeds should be treated as taxable ordinary income, which, if any, as tax-exempt income, and which, if any, as long term-capital gains. The Fund may be required to withhold U.S. federal income tax, currently at the rate of 28% (scheduled to increase to 31% after 2012), of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Such withholding is not an additional tax and any amounts withheld may be credited against your U.S. federal income tax liability. Non-U.S. shareholders will generally be subject to U.S. tax withholding at the rate of 30% (or a lower rate under a tax treaty if applicable) on distributions by the Fund.

Return of Capital

If the Fund’s distributions exceed its income and capital gains realized in any year, such excess distributions will constitute a return of capital for federal income tax purposes. A return of capital generally will not be taxable to you at the time of the distribution, but will reduce the cost basis of your shares and result in a higher reported capital gain or a lower reported capital loss when you sell shares.

However, if the Fund has available capital loss carryforwards to offset its capital gains realized in any year, and its distributions exceed its income alone, all or a portion of the excess distributions may not be treated, for tax purposes, as a return of capital, and would be taxable to shareholders as ordinary income.

Tax Treatment of Exchanges

An exchange of shares of one MainStay Fund for shares of another will be treated as a sale of shares of the first MainStay Fund and a purchase of shares of the second MainStay Fund. Any gain on the transaction may be subject to taxation if you are not a tax-exempt shareholder.

Seek professional assistance.  Your financial adviser can help you keep your investment goals coordinated with your tax considerations. However, regarding tax advice, always rely on your tax adviser. For additional information on federal, state and local taxation, see the Fund’s SAI.

Do not overlook sales charges.  The amount you pay in sales charges reduces gains and increases losses for tax purposes.

APPENDIX C

MORE ABOUT INVESTMENT STRATEGIES AND RISKS

Information about each Fund’s principal investments, investment practices and principal risks appears at the beginning of this Proxy Statement. The information below further describes the investment practices and risks pertinent to the Funds. Additional information about the investment practices of the Funds and risks pertinent to these practices is included in the S&P 500 Fund SAI and Equity Index Fund SAI.

American Depositary Receipts

The Funds may invest in ADRs. ADRs, which are typically issued by a U.S. financial institution (a “depositary”), evidence ownership interests in a security or pool of securities issued by a foreign company which are held by a depositary. ADRs are denominated in U.S. dollars and trade in the U.S. securities markets. Because ADRs are not denominated in the same currency as the underlying securities into which they may be converted, they are subject to currency risks. In addition, depositary receipts involve many of the same risks of investing directly in foreign securities. Generally, ADRs are considered to be foreign securities.

Derivative Transactions

The Funds may enter into derivative transactions, or “derivatives,” which may include options, futures, options on futures and swap agreements. The value of derivatives is based on certain underlying equity or fixed-income securities, interest rates, currencies or indices. The use of these transactions is a highly specialized activity that involves investment techniques, tax planning and risks that are different from those of ordinary securities transactions. Derivatives may be hard to sell at an advantageous price or time and typically are very sensitive to changes in the underlying security, interest rate, currency or index. As a result, derivatives can be highly volatile. If the Manager or the Subadvisor is incorrect about its expectations of changes in interest rates or market conditions, the use of derivatives could result in a loss, which in some cases may be unlimited. When using derivatives, there is a risk that a Fund will lose money if the contract counterparty does not make the required payments or otherwise fails to comply with the terms of the contract. In the event of the bankruptcy or insolvency of a counterparty, the Fund could experience the loss of some or all of its investment or experience delays in liquidating its positions, including declines in the value of its investment during the period in which the Fund seeks to enforce its rights, and an inability to realize any gains on its investment during such period. A Fund may also incur fees and expenses in enforcing its rights.

In addition, the leverage associated with inverse floaters, a type of derivative, may result in greater volatility in their market value than other income-producing securities. As investment companies registered with the SEC, the Funds must maintain reserves of liquid assets to “cover” obligations with respect to certain kinds of derivatives instruments.

Equity Securities

Publicly held corporations may raise needed cash by issuing or selling equity securities to investors. When you buy the equity securities of a corporation you become a part owner of the issuing corporation. Equity securities may be bought on stock exchanges, such as the New York Stock Exchange, NASDAQ Stock Market, Inc. (“NASDAQ”), the American Stock Exchange, foreign stock exchanges, or in the over-the-counter market, such as NASDAQ’s Over-the-Counter Bulletin Board. There are many different types of equity securities, including (without limitation):

•	common stocks;
•	preferred stocks;
•	American Depositary Receipts (“ADRs”); and
•	real estate investment trusts.

Investors buy equity securities to make money through dividend payments and/or selling them for more than they paid. The risks involved with investing in equity securities include (without limitation):

•	Changing economic conditions: Equity securities may fluctuate as a result of general economic conditions, including changes in interest rates.
•	Industry and company conditions: Certain industries or individual companies may come in and out of favor with investors. In addition, changing technology and competition may make the equity securities of a company or industry more volatile.

Exchange Traded Funds (“ETFs”)

To the extent a Fund may invest in securities of other investment companies, the Fund may invest in shares of ETFs. ETFs are investment companies that trade like stocks. Like stocks, shares of ETFs are not traded at NAV, but may trade at prices above or below the value of their underlying portfolios. The price of an ETF is derived from and based upon the securities held by the ETF. The level of risk involved in the purchase or sale of an ETF is similar to the risk involved in the purchase or sale of a traditional common stock, except that the pricing mechanism for an ETF is based on a basket of securities. Thus, the risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities. Disruptions in the markets for the securities underlying ETFs purchased or sold by the Fund could result in losses in the Fund’s investments in ETFs. ETFs are subject to management fees and other fees that may increase their costs versus the costs of owning the underlying securities directly. A Fund may from time to time invest in ETFs, primarily as a means of gaining exposure for the portfolio to the market without investing in individual securities, particularly in the context of managing cash flows into the Fund.

Each Fund may invest its net assets in ETFs that invest in similar securities and count such holdings towards various guideline tests (such as the 80% test required under Rule 35d-1 under the 1940 Act.

Information Regarding Standard & Poor’s®

“Standard & Poor’s®,” “S&P®,” “S&P 500®,” “Standard & Poor’s 500,” and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by New York Life Investments. The Funds are not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the Funds.

Investment Policies and Objectives

In accordance with Rule 35d-1 under the 1940 Act, each of the Funds has adopted a policy that it will, under normal circumstances, invest at least 80% of the value of its assets (net assets plus the amount of any borrowings for investment purposes) in investments of the type suggested by its name. For a list of these policies, please see the SAI. This requirement is applied at the time a Fund invests its assets. If, subsequent to an investment by a Fund, this requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this requirement. In addition, in appropriate circumstances, synthetic investments may count toward the 80% minimum if they have economic characteristics similar to the other investments included in the basket. The MainStay Funds have adopted a policy to provide a Fund’s shareholders with at least 60 days’ prior notice of any change in this non-fundamental policy. For additional information, please see the SAI.

Each Fund’s investment objective is non-fundamental and may be changed without shareholder approval.

Large Transaction Risks

From time to time, the Funds may receive large purchase or redemption orders from affiliated or unaffiliated mutual funds or other investors. Such large transactions could have adverse effects on a Fund’s performance if the Fund were required to sell securities or invest cash at times when it otherwise would not do so. This activity could also accelerate the realization of capital gains and increase a Fund’s transaction costs. The Funds have adopted procedures designed to mitigate the negative impacts of such large transactions, but there can be no assurance that these procedures will be effective.

Lending of Portfolio Securities

Although not considered to be a principal investment strategy at this time, all of the Funds may lend their portfolio securities. Portfolio securities may be loaned to brokers, dealers and financial institutions to realize additional income under guidelines adopted by the Funds’ Boards. A risk of lending portfolio securities, as with other extensions of credit, is the possible loss of rights in the collateral should the borrower fail financially. In determining whether to lend securities, the Manager, the Subadvisors, or its/their agent, will consider all relevant facts and circumstances, including the creditworthiness of the borrower.

NAV Will Fluctuate

The value of Fund shares, also known as the NAV, generally fluctuates based on the value of the Fund’s holdings.

Not Insured — You Could Lose Money

Before considering an investment in a Fund, you should understand that you could lose money.

Portfolio Turnover

Portfolio turnover measures the amount of trading a Fund does during the year. The portfolio turnover rate for each Fund is found in the relevant summary sections for each Fund and the Financial Highlights. The use of certain investment strategies may generate increased portfolio turnover. A Fund with a high turnover rate (at or over 100%) often will have higher transaction costs (which are paid by the Fund) and may generate short-term capital gains (on which you’ll pay taxes, even if you don’t sell any shares by year-end).

Real Estate Investment Trusts (“REITs”)

The Funds may invest in REITs. REITs are pooled investment vehicles that invest primarily in either real estate or real estate-related loans. Investment in REITs carries with it many of the risks associated with direct ownership of real estate, including declines in property values, extended vacancies, increases in property taxes, and changes in interest rates. In addition to these risks, REITs are dependent upon management skills, may not be diversified, may experience substantial cost in the event of borrower or lessee defaults, and are subject to heavy cash flow dependency.

Risk Management Techniques

Various techniques can be used to increase or decrease a Fund’s exposure to changing security prices, interest rates, currency exchange rates, commodity prices or other factors that affect security values. These techniques may involve derivative transactions such as buying and selling futures contracts and options on futures contracts, entering into foreign currency transactions (such as foreign currency forward contracts and options on foreign currencies) and purchasing put or call options on securities and securities indices.

These practices can be used in an attempt to adjust the risk and return characteristics of a Fund’s portfolio of investments. For example, to gain exposure to a particular market, a Fund may be able to purchase a futures contract with respect to that market. The use of such techniques in an attempt to reduce risk is known as “hedging.” If the Manager or Subadvisor judges market conditions incorrectly or employs a strategy that does not correlate well with the Fund’s investments, these techniques could result in a loss, which in some cases may be unlimited, regardless of whether the intent was to reduce risk or increase return. These techniques may increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised.

Temporary Defensive Investments

In times of unusual or adverse market, economic or political conditions, for temporary defensive purposes or for liquidity purposes, each Fund may invest outside the scope of its principal investment strategies. Under such conditions, a Fund may not invest in accordance with its investment objective or principal investment strategies and, as a result, there is no assurance that the Fund will achieve its investment objective. Under such conditions, a Fund may invest without limit in cash or money market and other investments.

APPENDIX D

The following fundamental investment restrictions apply to the S&P 500 Fund and Equity Index Fund, and may not be changed without shareholder approval. “Value” for the purposes of all investment restrictions shall mean the value used in determining a Fund’s NAV.

Fundamental Investment Restriction	S&P 500 Fund	Equity Index Fund
Concentration	The Fund may not invest in a security if, as a result of such investment, 25% or more of its total assets would be invested in the securities of issuers in any particular industry, except that this restriction does not apply to securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (or repurchase agreements with respect thereto) and at such time that the 1940 Act is amended to permit a registered investment company to elect to be “periodically industry concentrated,” (i.e., a fund that does not concentrate its investments in a particular industry would be permitted, but not required, to invest 25% or more of its assets in a particular industry) the Fund elects to be so classified and the foregoing limitation shall no longer apply with respect to the Fund.

For the purposes of this fundamental investment restriction, the Fund may use the industry classifications provided by Bloomberg, L.P., the Morgan Stanley Capital International/Standard & Poor’s Global Industry Classification Standard (“GICS”) or any other reasonable industry classification system. Wholly-owned finance companies will be considered to be in the industries of their parents (or affiliated entity) if their activities are primarily related to financing the activities of the parents (or affiliated entity). Due to their varied economic characteristics, issuers within the diversified financial services industry will be classified at the	The Fund may not “concentrate” its investments in a particular industry or group of industries, except as permitted under the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time, provided that, without limiting the generality of the foregoing, this limitation will not apply to the Fund’s investments in: (i) securities of other investment companies; (ii) securities issued or guaranteed as to principal and/or interest by the U.S. government, its agencies or instrumentalities; or (iii) repurchase agreements
(collateralized by the instruments described in Clause (ii)).

For the purposes of this fundamental investment restriction, the Fund may use the industry classifications provided by Bloomberg, L.P., the MSCI/Standard & Poor’s GICS or any other reasonable industry classification system. Wholly-owned finance companies will be considered to be in the industries of their parents (or affiliated entity) if their activities are primarily related to financing the activities of the parents (or affiliated entity). Issuers within the financial services industry will be classified at the sub-group level. Utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry. Securities issued by foreign governmental entities (including foreign agencies, foreign municipalities, and foreign instrumentalities) will be classified by country.

Fundamental Investment Restriction	S&P 500 Fund	Equity Index Fund
	subgroup level. Utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry. Securities issued by foreign governmental entities (including foreign agencies, foreign municipalities, and foreign instrumentalities) will be classified by country. For purposes of classifying such securities, each foreign country will be deemed a separate industry.	For purposes of classifying such securities, each foreign country will be deemed a separate industry
Diversification	The Fund may not invest in a security if, with respect to 75% of its total assets, more than 5% of its total assets would be invested in the securities of any one issuer, except that this restriction does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities; and

	The Fund may not invest in a security if, with respect to 75% of its total assets, it would hold more than 10% of the outstanding voting securities of any one issuer, except that this restriction does not apply to U.S. government securities.	The Fund shall be a “non-diversified company” as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.[1]
Borrowing Money and Issuing Senior Securities	The Fund may not borrow money or issue senior securities, except that the Fund may (i) borrow from banks or enter into reverse repurchase agreements, but only if immediately after each borrowing there is asset coverage of 300%, and (ii) issue senior securities to the extent permitted under the 1940 Act.	The Fund may borrow money to the extent permitted under the 1940 Act, as such may be interpreted or modified by regulatory authorities having jurisdiction, from time to time.

The Fund may issue senior securities, to the extent permitted under the 1940 Act, as such may be interpreted or modified by regulatory authorities having jurisdiction, from time to time.

[1]	Although when formed, the Equity Index Fund was sub-classified as a non-diversified fund, due to the Equity Index Fund’s principal investment strategy and investment process, it has historically operated as a diversified fund.

Fundamental Investment Restriction	S&P 500 Fund	Equity Index Fund
Lending	The Fund may not lend any funds or other assets, except that the Fund may, consistent with its investment objectives and policies: (invest in debt obligations including bonds, debentures or other debt securities, bankers’ acceptances and commercial paper, even though the purchase of such obligations may be deemed to be the making of loans; (ii) enter into repurchase agreements; and (iii) lend its portfolio securities in accordance with applicable guidelines established by the SEC and any guidelines established by the Board.	The Fund may make loans to the extent permitted under the 1940 Act, as such may be interpreted or modified by regulatory authorities having jurisdiction, from time to time.
Purchasing or Selling Real Estate	The Fund may not purchase or sell real estate (although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate, or interests therein).	The Fund may purchase or sell real estate or any interest therein to the extent permitted under the 1940 Act, as such may be interpreted or modified by regulatory authorities having jurisdiction, from time to time.
Purchasing or Selling Commodities	The Fund may not purchase or sell commodities or commodities contracts, except that, subject to restrictions described in the S&P 500 Fund Prospectus and in the S&P 500 Fund SAI, (i) the Fund may enter into futures contracts on securities, currencies or on indexes of such securities or currencies, or any other financial instruments and options on such futures contracts; (ii) the Fund may enter into spot or forward foreign currency contracts and foreign currency options.	The Fund may not purchase physical commodities or contracts relating to physical commodities, except as permitted under the 1940 Act and other applicable laws, rules and regulations, as such may be interpreted or modified by regulatory authorities having jurisdiction, from time to time.
Underwriting Securities	The Fund may not act as an underwriter of securities of other issuers, except to the extent that in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the Securities Act of 1933, as amended (the “1933 Act”).	The Fund may act as an underwriter of securities within the meaning of the 1933 Act to the extent permitted under the 1933 Act, as such may be interpreted or modified by regulatory authorities having jurisdiction, from time to time.

The following non-fundamental investment restrictions apply to the S&P 500 Fund and Equity Index Fund, and may be changed without shareholder approval.

Non-Fundamental Investment Restriction	S&P 500 Fund	Equity Index Fund
Acquiring Securities of Other Registered Open-End Investment Companies	The Fund may not acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act.	The Fund may not acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act.
Swap Agreements	The Fund may enter into swap agreements only to the extent that obligations under such agreements represent not more than 10% of the Fund’s total assets.	The Fund may not enter into interest rate, index or currency exchange rate swap agreements.
Collateralized Mortgage Obligation Residuals	The Fund limits its investment in collateralized mortgage obligation residuals to less than 5% of its net assets.	N/A
Other Restrictions	N/A	The Fund may not:
• Enter into reverse repurchase agreements.
• Invest in foreign securities
• Invest in non-government mortgage pass-through securities.
• Purchase or write options on foreign currencies or purchase or sell foreign currency futures.
• Purchase or sell futures contracts on debt securities or indices of debt securities.
• Invest in convertible securities.
• Purchase put options on securities indices but may purchase index call options only on the S&P 500® Composite Price Index.

APPENDIX E

SIMILARITIES AND DIFFERENCES IN THE ORGANIZATION OF MAINSTAY FUNDS TRUST AND THE MAINSTAY FUNDS

	MainStay Funds Trust	The MainStay Funds
What constitutes a quorum of shareholders?	Thirty-three and one-third percent (33-1/3%) of the shares entitled to vote.	A majority of outstanding shares of the MainStay Funds or a series thereof present in person or by proxy.
Can the Trust issue an unlimited number of shares?	Yes.	Yes.
Do the Trustees have the power to materially amend the Declaration of Trust without shareholder approval?	Yes, except that shareholders have the right to vote on (i) any amendment that would affect their right to vote granted in Article V,
Section 1 of the Declaration of Trust (regarding shareholder voting powers, meetings, notice, and record dates), (ii) any amendment to Section 5 of Article VIII of the Declaration of Trust (regarding the power to amend the Declaration of Trust), (iii) any amendment that may require shareholder vote under applicable law or by MainStay Funds Trust’s registration statement, as filed with the Securities and Exchange Commission, and (iv) any amendment submitted for shareholder vote by the Trustees.	Yes, but only if: (i) the Trustees deem it necessary to conform the Declaration of Trust to applicable federal laws or regulations;
or (ii) the Trustees deem it necessary or desirable to change the name of the Trust or to make any other changes in the Declaration of Trust which do not materially adversely affect the rights of shareholders. A change which would diminish or eliminate voting rights or liquidation preferences is deemed to “materially adversely affect the rights of shareholders” for this purpose.
Is the termination of MainStay Funds Trust or The MainStay Funds (as opposed to a series thereof) possible without shareholder approval?	Yes.	No.

E-1

	MainStay Funds Trust	The MainStay Funds
May the Trustees act without a meeting?	Yes.	Yes.
What are the provisions regarding Trustee liability?	Trustees will not be subject to personal liability except by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duties.	Trustees will not be subject to personal liability except by reason of bad faith, willful misfeasance, gross negligence or reckless disregard of duties.
What are the provisions regarding shareholder liability?	No shareholder shall be personally liable for the debts, liabilities, obligations and expenses incurred by, contracted for, or otherwise existing with respect to MainStay Funds Trust or any series or class except by reason of their own acts or conduct. Shareholders shall have the same limitation of personal liability as is extended to shareholders of a private corporation for profit incorporated in the State of Delaware, to the extent that such limitation is greater than the limitation of liability provided in the Declaration of Trust.	The Declaration of Trust provides an express disclaimer of liability, but it is commonly believed that, under certain circumstances, shareholders of The MainStay Funds may be held personally liable as partners under Massachusetts law for obligations of The MainStay Funds. This possibility, however, is believed to be remote.
Is a shareholder vote required for a reorganization?	No shareholder approval is required for a reorganization under the organizational documents or applicable Delaware law.	Approval of a majority of the outstanding voting securities is required for a reorganization.

E-2

APPENDIX F

FINANCIAL HIGHLIGHTS OF THE S&P 500 FUND

The financial highlights tables are intended to help you understand the financial performance of the shares of the S&P 500 Fund for the past five years. Certain information reflects financial results for a single Fund share. The total returns presented in the table represent the rate that an investor would have earned or lost on an investment in the S&P 500 Fund for the stated period (assuming reinvestment of all dividends and distributions).

Information for the periods ended October 31, 2011, October 31, 2010, October 31, 2009, October 31, 2008 and October 31, 2007 for the S&P 500 Fund has been audited by KPMG LLP, whose report, along with the S&P 500 Fund’s financial statements, is in the annual report of MainStay Funds Trust, which is available upon request. The annual report is also available at mainstayinvestments.com

Class A
	Year ended October 31,
	2011	2010	2009	2008	2007
Net asset value at beginning of year	$27.34	$23.92	$22.47	$35.79	$31.85
Net investment income (loss)	0.42	0.37	0.38	0.51	0.49
Net realized and unrealized gain (loss) on investments	1.61	3.40	1.58	(13.35)	3.87
Total from investment operations	2.03	3.77	1.96	(12.84)	4.36
Less dividends:
From net investment income	(0.38)	(0.35)	(0.51)	(0.48)	(0.42)
Net asset value at end of year	$28.99	$27.34	$23.92	$22.47	$35.79
Total investment return (a)	7.46%	15.88%	9.18%	(36.32%)	13.83%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.39%	1.40%	1.79%	1.65%	1.44%
Net expenses	0.60%	0.60%	0.60%	0.60%	0.60%
Expenses (before waiver/reimbursement)	0.69%	0.74%	0.86%	0.79%	0.78%
Portfolio turnover rate	4%	11%	8%	5%	5%
Net assets at end of year (in 000’s)	$195,006	$193,335	$196,774	$182,351	$334,325

(a)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions

F-1

APPENDIX G

RECORD DATE, OUTSTANDING SHARES
AND INTERESTS OF CERTAIN PERSONS

There were [____________] shares of the Equity Index Fund that were outstanding and entitled to vote as of the close of business on the Record Date.

As of the Record Date, the following persons owned of record or beneficially 5% or more of the outstanding shares of the class identified of the Equity Index Fund or S&P 500 Fund. Shareholders indicated below holding greater than 25% or more of a Fund are considered “controlling persons” of that Fund under the 1940 Act.

G-1

EVERY SHAREHOLDER’S VOTE IS IMPORTANT

Important Notice Regarding the Availability of Proxy Materials for MainStay Equity Index Fund
Special Meeting of Shareholders to be held on [May 21, 2012].

The Proxy Statement for this meeting is available at: [https://www.________.com]

PLEASE SIGN, DATE AND RETURN YOUR PROXY TODAY

Please detach at perforation before mailing.

THIS PROXY IS SOLICITED BY THE BOARD OF TRUSTEES OF THE MAINSTAY FUNDS, WHICH UNANIMOUSLY RECOMMENDS THAT YOU VOTE “FOR” THE PROPOSAL.

Unless a contrary direction is indicated, the shares represented by this proxy will be voted FOR approval of the Proposal: if specific instructions are indicated, this proxy will be voted in accordance with such instructions.

PLEASE MARK BOXES BELOW IN BLUE OR BLACK INK AS FOLLOWS. Example: ☒

	FOR	AGAINST	ABSTAIN
1.        To approve an Agreement and Plan of Reorganization providing for the acquisition of the assets and liabilities of the MainStay Equity Index Fund (“Equity Index Fund”), a series of The MainStay Funds, by MainStay S&P 500 Index Fund (“S&P 500 Fund”), a series of  MainStay Funds Trust, in exchange for Class A shares of the S&P 500 Fund, followed by complete liquidation of the Equity Index Fund; and
	☐	☐	☐

2. To transact such other business as may properly come before the Special Meeting and any adjournments or postponements thereof.	☐	☐	☐

PLEASE SIGN, DATE AND RETURN YOUR PROXY CARD TODAY.

1

 MAINSTAY FUNDS TRUST

MainStay S&P 500 Index Fund

Statement of Additional Information
[March 19, 2012]

Acquisition of the Assets and Liabilities of the MainStay Equity Index Fund, (a series of The MainStay Funds) (the “Equity Index Fund”) 51 Madison Avenue, New York, New York 10010	By, and in Exchange for, Shares of the MainStay S&P 500 Index Fund (a series of MainStay Funds Trust) (the “S&P 500 Fund”) 51 Madison Avenue New York, New York 10010

This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Proxy Statement/Prospectus dated [March 19, 2012], relating specifically to the proposed transfer of the assets of the Equity Index Fund to the S&P 500 Fund and the assumption of the liabilities of the Equity Index Fund in exchange for Class A shares of the S&P 500 Fund having an aggregate net asset value equal to those of the Equity Index Fund (the “Reorganization”). Unless otherwise indicated, capitalized terms used herein have the same meanings as are given to them in the Proxy Statement/Prospectus. The Reorganization is subject to approval by the shareholders of the Equity Index Fund.

To obtain a copy of the Proxy Statement/Prospectus, please contact MainStay Funds, 169 Lackawanna Avenue, Parsippany, New Jersey 07054, by calling toll-free 800-624-6782, or by visiting our website at mainstayinvestments.com.

GENERAL INFORMATION

A Special Meeting of Shareholders of the Equity Index Fund will be held to consider the proposed Reorganization on May 21, 2012 at 12:00 pm Eastern time at the offices of New York Life Investment Management LLC, 169 Lackawanna Avenue, Parsippany, New Jersey 07054. For further information about the Reorganization, see the Proxy Statement/Prospectus.

DOCUMENTS INCORPORATED BY REFERENCE, INCLUDING FINANCIAL STATEMENTS

This Statement of Additional Information of the S&P 500 Fund consists of these introductory pages, the accompanying pro forma financial statements and related notes and the following documents, each of which was filed electronically with the Securities and Exchange Commission and is incorporated by reference herein:

1.	The Statement of Additional Information for the Equity Index Fund dated February 28, 2012, as filed on February [__], 2012 (Accession Number [__________]);

2.
The Financial Statements of the Equity Index Fund as included in the Equity Index Fund’s Annual Report for the year ended October 31, 2011, as filed on January 9, 2012 (Accession Number 0000950123-12-000539); and

1

3.	The Financial Statements of the S&P 500 Fund as included in the S&P 500 Fund’s Annual Report for the year ended October 31, 2011, as filed on January 9, 2012 (Accession Number 0000950123-12-000542).

Shown below are the financial statements for the Reorganization as of the dates indicated and pro forma financial statements for the S&P 500 Fund. The first table presents Portfolio of Investments for each Fund and pro forma figures for the S&P 500 Fund. The second table presents Statements of Assets and Liabilities for each Fund and estimated pro forma figures for the S&P 500 Fund. The first and second tables assume the Reorganization was consummated on October 31, 2011. The third table presents Statements of Operations for each Fund and estimated pro forma figures for the S&P 500 Fund, and assumes the Reorganization was consummated on October 31, 2011. These tables are followed by the Notes to the Pro Forma Financial Statements.

2

Reorganization between MainStay Equity Index Fund and
MainStay S&P 500 Index Fund

Pro Forma Combined Portfolio of Investments †††
At October 31, 2011 (Unaudited)

	MainStay S&P 500 Index Fund		MainStay Equity Index Fund		Adjustments		Pro Forma Fund
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Common Stocks 94.7%
Aerospace & Defense 2.5%
Boeing Co. (The)	81,160	$5,339,516	11,973	787,704			93,133	$6,127,220
General Dynamics Corp.	39,614	2,542,823	5,844	375,126			45,458	2,917,949
Goodrich Corp.	13,694	1,679,295	2,020	247,713			15,714	1,927,008
Honeywell International, Inc.	85,682	4,489,737	12,640	662,336			98,322	5,152,073
ITT Corp.	20,288	925,133	2,993	136,481			23,281	1,061,614
L-3 Communications Holdings, Inc.	11,543	782,385	1,703	115,429			13,246	897,814
Lockheed Martin Corp.	30,135	2,287,246	4,446	337,451			34,581	2,624,697
Northrop Grumman Corp.	30,447	1,758,314	4,492	259,413			34,939	2,017,727
Precision Castparts Corp.	15,773	2,573,365	2,327	379,650			18,100	2,953,015
Raytheon Co.	38,719	1,710,993	5,712	252,413			44,431	1,963,406
Rockwell Collins, Inc.	16,821	939,116	2,482	138,570			19,303	1,077,686
Textron, Inc.	30,378	589,941	4,482	87,041			34,860	676,982
United Technologies Corp.	99,523	7,760,803	14,682	1,144,902			114,205	8,905,705
		$33,378,667		4,924,229		-		38,302,896
Air Freight & Logistics 1.0%
C.H. Robinson Worldwide, Inc.	18,052	1,253,350	2,663	184,892			20,715	1,438,242
Expeditors International of Washington, Inc.	23,217	1,058,695	3,425	156,180			26,642	1,214,875
FedEx Corp.	34,714	2,840,647	5,121	419,051			39,835	3,259,698
United Parcel Service, Inc. Class B	107,406	7,544,198	15,845	1,112,953			123,251	8,657,151
		12,696,890		1,873,076		-		14,569,966
Airlines 0.1%
Southwest Airlines Co.	88,116	753,392	13,000	111,150		-	101,116	864,542

Auto Components 0.2%
Goodyear Tire & Rubber Co. (The) (a)	26,797	384,805	3,953	56,765			30,750	441,570
Johnson Controls, Inc.	74,432	2,451,046	10,981	361,604			85,413	2,812,650
		2,835,851		418,369		-		3,254,220

Automobiles 0.4%
Ford Motor Co. (a)	416,170	4,860,866	61,397	717,117			477,567	5,577,983
Harley-Davidson, Inc.	25,901	1,007,549	3,821	148,637			29,722	1,156,186
		5,868,415		865,754		-		6,734,169
Beverages 2.5%
Beam, Inc.	16,919	836,306	2,496	123,377			19,415	959,683
Brown-Forman Corp. Class B	11,048	825,617	1,630	121,810			12,678	947,427
Coca-Cola Co. (The)	251,453	17,179,269	37,096	2,534,399			288,549	19,713,668
Coca-Cola Enterprises, Inc.	34,948	937,305	5,156	138,284			40,104	1,075,589
Constellation Brands, Inc. Class A (a)	19,091	386,020	2,816	56,940			21,907	442,960
Dr. Pepper Snapple Group, Inc.	23,752	889,513	3,504	131,225			27,256	1,020,738
Molson Coors Brewing Co. Class B	17,850	755,769	2,633	111,481			20,483	867,250
PepsiCo., Inc.	173,320	10,910,494	25,570	1,609,631			198,890	12,520,125
		32,720,293		4,827,147		-		37,547,440
Biotechnology 1.2%
Amgen, Inc.	101,210	5,796,297	14,931	855,098			116,141	6,651,395
Biogen Idec, Inc. (a)	26,568	3,091,452	3,919	456,015			30,487	3,547,467

1

	MainStay S&P 500 Index Fund		MainStay Equity Index Fund		Adjustments		Pro Forma Fund
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Celgene Corp. (a)	50,242	3,257,189	7,412	480,520			57,654	3,737,709
Gilead Sciences, Inc. (a)	84,482	3,519,520	12,463	519,209			96,945	4,038,729
		15,664,458		2,310,842		-		17,975,300
Building Products 0.0% ±
Masco Corp.	39,204	376,358	5,784	55,526		-	44,988	431,884

Capital Markets 1.9%
Ameriprise Financial, Inc.	25,853	1,206,818	3,814	178,037			29,667	1,384,855
Bank of New York Mellon Corp. (The)	134,974	2,872,247	19,912	423,727			154,886	3,295,974
BlackRock, Inc.	10,982	1,732,850	1,620	255,620			12,602	1,988,470
Charles Schwab Corp. (The)	118,018	1,449,261	17,411	213,807			135,429	1,663,068
E*TRADE Financial Corp. (a)	27,802	301,652	4,102	44,507			31,904	346,159
Federated Investors, Inc. Class B	10,165	198,624	1,500	29,310			11,665	227,934
Franklin Resources, Inc.	15,944	1,700,109	2,352	250,794			18,296	1,950,903
Goldman Sachs Group, Inc. (The)	55,390	6,067,974	8,172	895,243			63,562	6,963,217
Invesco, Ltd.	49,408	991,619	7,289	146,290			56,697	1,137,909
Janus Capital Group, Inc.	20,394	133,785	3,009	19,739			23,403	153,524
Legg Mason, Inc.	14,358	394,845	2,118	58,245			16,476	453,090
Morgan Stanley	162,596	2,868,193	23,987	423,131			186,583	3,291,324
Northern Trust Corp.	26,380	1,067,599	3,892	157,509			30,272	1,225,108
State Street Corp.	55,204	2,229,689	8,144	328,936			63,348	2,558,625
T. Rowe Price Group, Inc.	28,085	1,484,011	4,143	218,916			32,228	1,702,927
		24,699,276		3,643,811		-		28,343,087
Chemicals 2.1%
Air Products & Chemicals, Inc.	23,342	2,010,680	3,444	296,666			26,786	2,307,346
Airgas, Inc.	7,446	513,402	1,099	75,776			8,545	589,178
CF Industries Holdings, Inc.	7,859	1,275,280	1,159	188,071			9,018	1,463,351
Dow Chemical Co. (The)	129,380	3,607,114	19,087	532,145			148,467	4,139,259
E.I. du Pont de Nemours & Co.	102,125	4,909,149	15,066	724,223			117,191	5,633,372
Eastman Chemical Co.	15,364	603,651	2,266	89,031			17,630	692,682
Ecolab, Inc.	25,394	1,367,213	3,746	201,685			29,140	1,568,898
FMC Corp.	7,849	619,208	1,158	91,355			9,007	710,563
International Flavors & Fragrances, Inc.	8,850	535,956	1,306	79,091			10,156	615,047
Monsanto Co.	58,568	4,260,822	8,640	628,560			67,208	4,889,382
Mosaic Co. (The)	30,295	1,774,075	4,469	261,705			34,764	2,035,780
PPG Industries, Inc.	17,258	1,491,264	2,546	220,000			19,804	1,711,264
Praxair, Inc.	33,093	3,364,565	4,882	496,353			37,975	3,860,918
Sherwin-Williams Co. (The)	9,660	798,979	1,425	117,862			11,085	916,841
Sigma-Aldrich Corp.	13,365	875,140	1,972	129,126			15,337	1,004,266
		28,006,498		4,131,649		-		32,138,147
Commercial Banks 2.4%
BB&T Corp.	76,355	1,782,126	11,264	262,902			87,619	2,045,028
Comerica, Inc.	22,023	562,688	3,249	83,012			25,272	645,700
Fifth Third Bancorp	100,791	1,210,500	14,869	178,577			115,660	1,389,077
First Horizon National Corp.	28,921	202,158	4,267	29,826			33,188	231,984
Huntington Bancshares, Inc.	94,459	489,298	13,935	72,183			108,394	561,481
KeyCorp	104,265	736,111	15,382	108,597			119,647	844,708
M&T Bank Corp.	13,754	1,046,817	2,029	154,427			15,783	1,201,244
PNC Financial Services Group, Inc.	57,629	3,095,253	8,502	456,642			66,131	3,551,895
Regions Financial Corp.	137,950	542,143	20,351	79,979			158,301	622,122
SunTrust Banks, Inc.	58,800	1,160,124	8,675	171,158			67,475	1,331,282
U.S. Bancorp	210,395	5,384,008	31,039	794,288			241,434	6,178,296
Wells Fargo & Co.	578,229	14,981,913	85,305	2,210,253			663,534	17,192,166
Zions Bancorp	20,217	350,967	2,983	51,785			23,200	402,752
		31,544,106		4,653,629		-		36,197,735

2

	MainStay S&P 500 Index Fund		MainStay Equity Index Fund		Adjustments		Pro Forma Fund
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Commercial Services & Supplies 0.4%
Avery Dennison Corp.	11,617	309,012	1,714	45,592			13,331	354,604
Cintas Corp.	12,196	364,539	1,799	53,772			13,995	418,311
Iron Mountain, Inc.	22,254	688,316	3,283	101,543			25,537	789,859
Pitney Bowes, Inc.	22,132	451,050	3,265	66,541			25,397	517,591
R.R. Donnelley & Sons Co.	20,591	335,633	3,038	49,520			23,629	385,153
Republic Services, Inc.	35,039	997,210	5,169	147,110			40,208	1,144,320
Stericycle, Inc. (a)	9,429	788,076	1,391	116,259			10,820	904,335
Waste Management, Inc.	51,691	1,702,185	7,626	251,124			59,317	1,953,309
		5,636,021		831,461		-		6,467,482
Communications Equipment 2.0%
Cisco Systems, Inc.	602,381	11,162,120	88,868	1,646,724			691,249	12,808,844
F5 Networks, Inc. (a)	8,837	918,606	1,304	135,551			10,141	1,054,157
Harris Corp.	13,176	497,394	1,944	73,386			15,120	570,780
JDS Uniphase Corp. (a)	25,003	300,036	3,689	44,268			28,692	344,304
Juniper Networks, Inc. (a)	58,376	1,428,461	8,612	210,736			66,988	1,639,197
Motorola Mobility Holdings, Inc. (a)	28,647	1,113,795	4,226	164,307			32,873	1,278,102
Motorola Solutions, Inc.	33,072	1,551,408	4,879	228,874			37,951	1,780,282
QUALCOMM, Inc.	183,960	9,492,336	27,139	1,400,372			211,099	10,892,708
Tellabs, Inc.	39,889	172,719	5,885	25,482			45,774	198,201
		26,636,875		3,929,700		-		30,566,575
Computers & Peripherals 4.5%
Apple, Inc. (a)	101,529	41,096,908	14,978	6,062,795			116,507	47,159,703
Dell, Inc. (a)	169,830	2,685,012	25,055	396,120			194,885	3,081,132
EMC Corp. (a)	226,139	5,542,667	33,362	817,703			259,501	6,360,370
Hewlett-Packard Co.	227,129	6,043,903	33,508	891,648			260,637	6,935,551
Lexmark International, Inc. Class A (a)	8,689	275,441	1,282	40,639			9,971	316,080
NetApp, Inc. (a)	40,359	1,653,105	5,954	243,876			46,313	1,896,981
SanDisk Corp. (a)	26,204	1,327,757	3,866	195,890			30,070	1,523,647
Western Digital Corp. (a)	25,530	680,119	3,766	100,326			29,296	780,445
		59,304,912		8,748,997		-		68,053,909
Construction & Engineering 0.2%
Fluor Corp.	19,036	1,082,197	2,808	159,635			21,844	1,241,832
Jacobs Engineering Group, Inc. (a)	13,958	541,570	2,059	79,889			16,017	621,459
Quanta Services, Inc. (a)	23,254	485,776	3,431	71,674			26,685	557,450
		2,109,543		311,198		-		2,420,741
Construction Materials 0.0% ±
Vulcan Materials Co.	14,163	443,160	2,089	65,365			16,252	508,525

Consumer Finance 0.8%
American Express Co.	113,742	5,757,620	16,780	849,404			130,522	6,607,024
Capital One Financial Corp.	50,314	2,297,337	7,423	338,934			57,737	2,636,271
Discover Financial Services	59,755	1,407,828	8,816	207,705			68,571	1,615,533
SLM Corp.	56,365	770,510	8,315	113,666			64,680	884,176
		10,233,295		1,509,709		-		11,743,004
Containers & Packaging 0.1%
Ball Corp.	17,915	619,322	2,643	91,368			20,558	710,690
Bemis Co., Inc.	11,319	318,177	1,670	46,944			12,989	365,121
Owens-Illinois, Inc. (a)	17,952	360,476	2,648	53,172			20,600	413,648
Sealed Air Corp.	17,686	314,811	2,609	46,440			20,295	361,251
		1,612,786		237,924		-		1,850,710

Distributors 0.1%
Genuine Parts Co.	17,167	985,901	2,533	145,470		-	19,700	1,131,371

Diversified Consumer Services 0.1%
Apollo Group, Inc. Class A (a)	12,732	602,860	1,878	88,923		-	14,610	691,783

3

	MainStay S&P 500 Index Fund		MainStay Equity Index Fund		Adjustments		Pro Forma Fund
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
DeVry, Inc.	6,755	254,528	996	37,529			7,751	292,057
H&R Block, Inc.	33,513	512,414	4,944	75,594			38,457	588,008
		1,369,802		202,046		-		1,571,848
Diversified Financial Services 2.9%
Bank of America Corp.	1,109,926	7,580,795	163,745	1,118,378			1,273,671	8,699,173
Citigroup, Inc.	319,570	10,095,216	47,145	1,489,311			366,715	11,584,527
CME Group, Inc.	7,322	2,017,650	1,080	297,605			8,402	2,315,255
Intercontinental Exchange, Inc. (a)	8,046	1,045,015	1,187	154,168			9,233	1,199,183
JPMorgan Chase & Co.	426,994	14,842,311	62,993	2,189,637			489,987	17,031,948
Leucadia National Corp.	21,709	582,452	3,203	85,936			24,912	668,388
Moody's Corp.	22,050	782,555	3,253	115,449			25,303	898,004
NASDAQ OMX Group, Inc. (The) (a)	13,945	349,322	2,057	51,528			16,002	400,850
NYSE Euronext	28,664	761,603	4,229	112,364			32,893	873,967
		38,056,919		5,614,376		-		43,671,295
Diversified Telecommunication Services 2.6%
AT&T, Inc.	648,985	19,021,750	95,743	2,806,227			744,728	21,827,977
CenturyLink, Inc.	67,502	2,380,121	9,958	351,119			77,460	2,731,240
Frontier Communications Corp.	108,994	682,302	16,080	100,661			125,074	782,963
Verizon Communications, Inc.	309,996	11,463,652	45,733	1,691,207			355,729	13,154,859
Windstream Corp.	55,828	679,427	8,236	100,232			64,064	779,659
		34,227,252		5,049,446		-		39,276,698
Electric Utilities 1.9%
American Electric Power Co., Inc.	52,812	2,074,455	7,791	306,030			60,603	2,380,485
Duke Energy Corp.	145,876	2,978,788	21,521	439,459			167,397	3,418,247
Edison International	35,697	1,449,298	5,266	213,800			40,963	1,663,098
Entergy Corp.	19,364	1,339,408	2,857	197,619			22,221	1,537,027
Exelon Corp.	72,578	3,221,738	10,707	475,284			83,285	3,697,022
FirstEnergy Corp.	45,797	2,059,033	6,756	303,750			52,553	2,362,783
NextEra Energy, Inc.	46,248	2,608,387	6,823	384,817			53,071	2,993,204
Northeast Utilities	19,368	669,552	2,857	98,766			22,225	768,318
Pepco Holdings, Inc.	24,780	490,644	3,656	72,389			28,436	563,033
Pinnacle West Capital Corp.	11,954	544,863	1,764	80,403			13,718	625,266
PPL Corp.	63,286	1,858,710	9,336	274,198			72,622	2,132,908
Progress Energy, Inc.	32,255	1,680,486	4,759	247,944			37,014	1,928,430
Southern Co.	93,930	4,057,776	13,857	598,622			107,787	4,656,398
		25,033,138		3,693,081		-		28,726,219
Electrical Equipment 0.4%
Emerson Electric Co.	81,560	3,924,667	12,032	578,980			93,592	4,503,647
Rockwell Automation, Inc.	15,693	1,061,631	2,315	156,610			18,008	1,218,241
Roper Industries, Inc.	10,515	852,767	1,551	125,786			12,066	978,553
		5,839,065		861,376		-		6,700,441
Electronic Equipment & Instruments 0.5%
Amphenol Corp. Class A	18,611	883,837	2,746	130,408			21,357	1,014,245
Corning, Inc.	172,059	2,458,723	25,384	362,737			197,443	2,821,460
FLIR Systems, Inc.	17,487	459,908	2,580	67,854			20,067	527,762
Jabil Circuit, Inc.	19,943	410,028	2,942	60,487			22,885	470,515
Molex, Inc.	14,970	369,609	2,208	54,516			17,178	424,125
TE Connectivity, Ltd.	47,441	1,686,528	6,999	248,814			54,440	1,935,342
		6,268,633		924,816		-		7,193,49
Energy Equipment & Services 2.0%
Baker Hughes, Inc.	47,778	2,770,646	7,049	408,772			54,827	3,179,418
Cameron International Corp. (a)	26,834	1,318,623	3,959	194,545			30,793	1,513,168
Diamond Offshore Drilling, Inc.	7,604	498,366	1,122	73,536			8,726	571,902
FMC Technologies, Inc. (a)	26,301	1,178,811	3,880	173,902			30,181	1,352,713

4

	MainStay S&P 500 Index Fund		MainStay Equity Index Fund		Adjustments		Pro Forma Fund
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Halliburton Co.	100,722	3,762,974	14,859	555,132			115,581	4,318,106
Helmerich & Payne, Inc.	11,729	623,748	1,730	92,001			13,459	715,749
Nabors Industries, Ltd. (a)	31,454	576,552	4,640	85,051			36,094	661,603
National-Oilwell Varco, Inc.	46,391	3,309,070	6,844	488,183			53,235	3,797,253
Noble Corp. (a)	27,646	993,597	4,079	146,599			31,725	1,140,196
Rowan Cos., Inc. (a)	13,953	481,239	2,058	70,980			16,011	552,219
Schlumberger, Ltd.	147,779	10,857,323	21,801	1,601,720			169,580	12,459,043
		26,370,949		3,890,421		-		30,261,370
Food & Staples Retailing 2.2%
Costco Wholesale Corp.	47,952	3,992,004	7,074	588,910			55,026	4,580,914
CVS Caremark Corp.	147,281	5,346,300	21,728	788,726			169,009	6,135,026
Kroger Co. (The)	66,286	1,536,510	9,779	226,677			76,065	1,763,187
Safeway, Inc.	38,318	742,220	5,653	109,499			43,971	851,719
SUPERVALU, Inc.	23,274	186,657	3,434	27,541			26,708	214,198
Sysco Corp.	64,892	1,798,806	9,573	265,364			74,465	2,064,170
Wal-Mart Stores, Inc.	192,496	10,918,373	28,398	1,610,734			220,894	12,529,107
Walgreen Co.	99,159	3,292,079	14,629	485,683			113,788	3,777,762
Whole Foods Market, Inc.	17,271	1,245,585	2,548	183,762			19,819	1,429,347
		29,058,534		4,286,896		-		33,345,430
Food Products 1.8%
Archer-Daniels-Midland Co.	74,021	2,142,168	10,920	316,025			84,941	2,458,193
Campbell Soup Co.	19,689	654,659	2,905	96,591			22,594	751,250
ConAgra Foods, Inc.	45,427	1,150,666	6,702	169,761			52,129	1,320,427
Dean Foods Co. (a)	20,147	195,829	2,972	28,888			23,119	224,717
General Mills, Inc.	70,820	2,728,694	10,448	402,561			81,268	3,131,255
H.J. Heinz Co.	35,150	1,878,416	5,186	277,140			40,336	2,155,556
Hershey Co. (The)	16,943	969,648	2,500	143,075			19,443	1,112,723
Hormel Foods Corp.	15,212	448,298	2,244	66,131			17,456	514,429
J.M. Smucker Co. (The)	12,468	960,285	1,839	141,640			14,307	1,101,925
Kellogg Co.	27,348	1,482,535	4,035	218,737			31,383	1,701,272
Kraft Foods, Inc. Class A	193,417	6,804,410	28,534	1,003,826			221,951	7,808,236
McCormick & Co., Inc.	14,479	703,100	2,136	103,724			16,615	806,824
Mead Johnson Nutrition Co.	22,328	1,604,267	3,294	236,674			25,622	1,840,941
Sara Lee Corp.	64,470	1,147,566	9,511	169,296			73,981	1,316,862
Tyson Foods, Inc. Class A	32,462	626,517	4,789	92,428			37,251	718,945
		23,497,058		3,466,497		-		26,963,555
Gas Utilities 0.1%
Nicor, Inc.	4,981	280,181	735	41,344			5,716	321,525
ONEOK, Inc.	11,333	861,875	1,672	127,155			13,005	989,030
		1,142,056		168,499		-		1,310,555
Health Care Equipment & Supplies 1.7%
Baxter International, Inc.	62,237	3,421,790	9,182	504,826			71,419	3,926,616
Becton, Dickinson & Co.	23,815	1,863,048	3,513	274,822			27,328	2,137,870
Boston Scientific Corp. (a)	167,603	987,182	24,726	145,636			192,329	1,132,818
C.R. Bard, Inc.	9,491	815,751	1,400	120,330			10,891	936,081
CareFusion Corp. (a)	24,494	627,046	3,613	92,493			28,107	719,539
Covidien PLC	54,036	2,541,853	7,972	375,003			62,008	2,916,856
DENTSPLY International, Inc.	15,473	571,882	2,283	84,380			17,756	656,262
Edwards Lifesciences Corp. (a)	12,597	950,066	1,858	140,130			14,455	1,090,196
Intuitive Surgical, Inc. (a)	4,281	1,857,355	632	274,199			4,913	2,131,554
Medtronic, Inc.	115,660	4,018,028	17,063	592,769			132,723	4,610,797
St. Jude Medical, Inc.	36,090	1,407,510	5,324	207,636			41,414	1,615,146
Stryker Corp.	36,160	1,732,426	5,335	255,600			41,495	1,988,026
Varian Medical Systems, Inc. (a)	12,835	753,671	1,894	111,216			14,729	864,887
Zimmer Holdings, Inc. (a)	20,858	1,097,757	3,077	161,942			23,935	1,259,699
		22,645,365		3,340,982		-		25,986,347
Health Care Providers & Services 2.0%

5

	MainStay S&P 500 Index Fund		MainStay Equity Index Fund		Adjustments		Pro Forma Fund
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Aetna, Inc.	40,830	1,623,401	6,024	239,514			46,854	1,862,915
AmerisourceBergen Corp.	29,479	1,202,743	4,349	177,439			33,828	1,380,182
Cardinal Health, Inc.	37,733	1,670,440	5,567	246,451			43,300	1,916,891
CIGNA Corp.	29,582	1,311,666	4,364	193,500			33,946	1,505,166
Coventry Health Care, Inc. (a)	16,269	517,517	2,400	76,344			18,669	593,861
DaVita, Inc. (a)	10,223	715,610	1,508	105,560			11,731	821,170
Express Scripts, Inc. (a)	53,461	2,444,772	7,887	360,673			61,348	2,805,445
Humana, Inc.	18,273	1,551,195	2,696	228,863			20,969	1,780,058
Laboratory Corp. of America Holdings (a)	11,095	930,316	1,637	137,262			12,732	1,067,578
McKesson Corp.	26,973	2,199,648	3,979	324,487			30,952	2,524,135
Medco Health Solutions, Inc. (a)	42,222	2,316,299	6,229	341,723			48,451	2,658,022
Patterson Cos., Inc.	10,246	322,442	1,512	47,583			11,758	370,025
Quest Diagnostics, Inc.	17,328	966,902	2,556	142,625			19,884	1,109,527
Tenet Healthcare Corp. (a)	51,777	244,905	7,639	36,133			59,416	281,038
UnitedHealth Group, Inc.	117,854	5,655,813	17,387	834,402			135,241	6,490,215
WellPoint, Inc.	39,497	2,721,343	5,827	401,480			45,324	3,122,823
		26,395,012		3,894,039		-		30,289,051
Health Care Technology 0.1%
Cerner Corp. (a)	15,924	1,010,059	2,349	148,997		-	18,273	1,159,056

Hotels, Restaurants & Leisure 1.9%
Carnival Corp.	50,620	1,782,330	7,468	262,948			58,088	2,045,278
Chipotle Mexican Grill, Inc. Class A (a)	3,433	1,153,900	507	170,413			3,940	1,324,313
Darden Restaurants, Inc.	14,740	705,751	2,175	104,139			16,915	809,890
International Game Technology	32,661	574,507	4,818	84,749			37,479	659,256
Marriott International, Inc. Class A	29,362	924,903	4,332	136,458			33,694	1,061,361
McDonald's Corp.	112,996	10,491,679	16,670	1,547,809			129,666	12,039,488
Starbucks Corp.	81,714	3,459,771	12,055	510,409			93,769	3,970,180
Starwood Hotels & Resorts Worldwide, Inc.	21,047	1,054,665	3,105	155,592			24,152	1,210,257
Wyndham Worldwide Corp.	17,984	605,521	2,653	89,326			20,637	694,847
Wynn Resorts, Ltd.	8,757	1,162,930	1,292	171,578			10,049	1,334,508
Yum! Brands, Inc.	50,863	2,724,731	7,504	401,989			58,367	3,126,720
		24,640,688		3,635,410		-		28,276,098
Household Durables 0.2%
D.R. Horton, Inc.	30,402	338,374	4,485	49,918			34,887	388,292
Harman International Industries, Inc.	7,650	330,174	1,129	48,728			8,779	378,902
Leggett & Platt, Inc.	15,524	339,976	2,290	50,151			17,814	390,127
Lennar Corp. Class A	17,571	290,624	2,592	42,872			20,163	333,496
Newell Rubbermaid, Inc.	31,869	471,661	4,702	69,590			36,571	541,251
Pulte Group, Inc. (a)	36,946	191,380	5,451	28,236			42,397	219,616
Whirlpool Corp.	8,370	425,280	1,235	62,750			9,605	488,030
		2,387,469		352,245		-		2,739,714
Household Products 2.1%
Clorox Co. (The)	14,395	963,601	2,124	142,181			16,519	1,105,782
Colgate-Palmolive Co.	53,274	4,814,372	7,859	710,218			61,133	5,524,590
Kimberly-Clark Corp.	42,910	2,991,256	6,330	441,264			49,240	3,432,520
Procter & Gamble Co. (The)	300,922	19,255,999	44,394	2,840,772			345,316	22,096,771
		28,025,228		4,134,435		-		32,159,663
Independent Power Producers & Energy Traders 0.2%
AES Corp. (The) (a)	72,020	808,064	10,625	119,213			82,645	927,277
Constellation Energy Group, Inc.	22,061	875,822	3,255	129,223			25,316	1,005,045
NRG Energy, Inc. (a)	26,435	566,238	3,900	83,538			30,335	649,776
		2,250,124		331,974		-		2,582,098
Industrial Conglomerates 2.3%

6

	MainStay S&P 500 Index Fund		MainStay Equity Index Fund		Adjustments		Pro Forma Fund
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
3M Co.	77,698	6,139,696	11,463	905,806			89,161	7,045,502
Danaher Corp.	62,318	3,013,075	9,194	444,530			71,512	3,457,605
General Electric Co.	1,160,933	19,399,191	171,270	2,861,922			1,332,203	22,261,113
Tyco International, Ltd.	50,857	2,316,536	7,503	341,762			58,360	2,658,298
		30,868,498		4,554,020		-		35,422,518
Insurance 3.5%
ACE, Ltd.	37,022	2,671,137	5,462	394,083			42,484	3,065,220
Aflac, Inc.	51,177	2,307,571	7,550	340,430			58,727	2,648,001
Allstate Corp. (The)	56,568	1,490,001	8,345	219,807			64,913	1,709,808
American International Group, Inc. (a)	47,825	1,180,799	7,055	174,188			54,880	1,354,987
AON Corp.	35,782	1,668,157	5,279	246,107			41,061	1,914,264
Assurant, Inc.	10,353	399,005	1,527	58,851			11,880	457,856
Berkshire Hathaway, Inc. Class B (a)	192,595	14,995,447	28,413	2,212,236			221,008	17,207,683
Chubb Corp. (The)	31,307	2,099,134	4,619	309,704			35,926	2,408,838
Cincinnati Financial Corp.	17,882	517,505	2,638	76,344			20,520	593,849
Genworth Financial, Inc. Class A (a)	53,654	342,313	7,915	50,498			61,569	392,811
Hartford Financial Services Group, Inc. (The)	48,814	939,669	7,201	138,619			56,015	1,078,288
Lincoln National Corp.	33,743	642,804	4,978	94,831			38,721	737,635
Loews Corp.	34,077	1,352,857	5,027	199,572			39,104	1,552,429
Marsh & McLennan Cos., Inc.	59,314	1,816,195	8,750	267,925			68,064	2,084,120
MetLife, Inc.	115,808	4,071,809	17,085	600,709			132,893	4,672,518
Principal Financial Group, Inc.	34,315	884,641	5,062	130,498			39,377	1,015,139
Progressive Corp. (The)	69,941	1,329,578	10,318	196,145			80,259	1,525,723
Prudential Financial, Inc.	53,225	2,884,795	7,852	425,578			61,077	3,310,373
Torchmark Corp.	11,493	470,408	1,695	69,376			13,188	539,784
Travelers Cos., Inc. (The)	45,855	2,675,639	6,765	394,738			52,620	3,070,377
Unum Group	33,246	792,585	4,905	116,935			38,151	909,520
XL Group PLC	35,955	781,662	5,304	115,309			41,259	896,971
		46,313,711		6,832,483		-		53,146,194
Internet & Catalog Retail 0.9%
Amazon.com, Inc. (a)	39,773	8,491,933	5,868	1,252,876			45,641	9,744,809
Expedia, Inc.	21,323	559,942	3,146	82,614			24,469	642,556
Netflix, Inc. (a)	5,757	472,534	849	69,686			6,606	542,220
Priceline.com, Inc. (a)	5,451	2,767,582	804	408,207			6,255	3,175,789
		12,291,991		1,813,383		-		14,105,374
Internet Software & Services 1.8%
Akamai Technologies, Inc. (a)	20,203	544,269	2,981	80,308			23,184	624,577
eBay, Inc. (a)	125,628	3,998,739	18,534	589,937			144,162	4,588,676
Google, Inc. Class A (a)	27,581	16,345,604	4,069	2,411,452			31,650	18,757,056
Monster Worldwide, Inc. (a)	14,126	130,383	2,084	19,236			16,210	149,619
VeriSign, Inc.	18,223	584,776	2,688	86,258			20,911	671,034
Yahoo!, Inc. (a)	138,265	2,162,465	20,398	319,025			158,663	2,481,490
		23,766,236		3,506,216		-		27,272,452
IT Services 3.7%
Accenture PLC Class A	70,577	4,252,970	10,412	627,427			80,989	4,880,397
Automatic Data Processing, Inc.	53,635	2,806,720	7,913	414,087			61,548	3,220,807
Cognizant Technology Solutions Corp. Class A (a)	33,251	2,419,010	4,905	356,839			38,156	2,775,849
Computer Sciences Corp.	16,960	533,562	2,502	78,713			19,462	612,275
Fidelity National Information Services, Inc.	27,151	710,813	4,006	104,877			31,157	815,690
Fiserv, Inc. (a)	15,496	912,249	2,286	134,577			17,782	1,046,826
International Business Machines Corp.	130,789	24,147,573	19,295	3,562,436			150,084	27,710,009
MasterCard, Inc. Class A	11,690	4,059,236	1,725	598,989			13,415	4,658,225
Paychex, Inc.	35,288	1,028,292	5,206	151,703			40,494	1,179,995
SAIC, Inc. (a)	30,258	376,107	4,464	55,487			34,722	431,594
Teradata Corp. (a)	18,429	1,099,474	2,719	162,215			21,148	1,261,689
Total System Services, Inc.	17,949	357,006	2,648	52,669			20,597	409,675
Visa, Inc. Class A	56,018	5,224,239	8,264	770,701			64,282	5,994,940
Western Union Co. (The)	68,750	1,201,062	10,142	177,181			78,892	1,378,243
		49,128,313		7,247,901		-		56,376,214

7

	MainStay S&P 500 Index Fund		MainStay Equity Index Fund		Adjustments		Pro Forma Fund
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Leisure Equipment & Products 0.1%
Hasbro, Inc.	13,231	503,572	1,952	74,293			15,183	577,865
Mattel, Inc.	37,539	1,060,101	5,538	156,393			43,077	1,216,494
		1,563,673		230,686		-		1,794,359
Life Sciences Tools & Services 0.4%
Agilent Technologies, Inc. (a)	38,023	1,409,513	5,609	207,926			43,632	1,617,439
Life Technologies Corp. (a)	19,762	803,720	2,915	118,553			22,677	922,273
PerkinElmer, Inc.	12,402	256,349	1,830	37,826			14,232	294,175
Thermo Fisher Scientific, Inc. (a)	41,829	2,102,744	6,171	310,216			48,000	2,412,960
Waters Corp. (a)	9,999	801,120	1,475	118,177			11,474	919,297
		5,373,446		792,698		-		6,166,144
Machinery 1.9%
Caterpillar, Inc.	70,755	6,683,517	10,438	985,973			81,193	7,669,490
Cummins, Inc.	21,323	2,120,146	3,146	312,807			24,469	2,432,953
Deere & Co.	45,332	3,440,699	6,688	507,619			52,020	3,948,318
Dover Corp.	20,379	1,131,646	3,006	166,923			23,385	1,298,569
Eaton Corp.	37,353	1,674,162	5,511	247,003			42,864	1,921,165
Flowserve Corp.	6,102	565,594	900	83,421			7,002	649,015
Illinois Tool Works, Inc.	53,830	2,617,753	7,941	386,171			61,771	3,003,924
Ingersoll-Rand PLC	36,257	1,128,680	5,349	166,514			41,606	1,295,194
Joy Global, Inc.	11,514	1,004,021	1,699	148,153			13,213	1,152,174
PACCAR, Inc.	40,023	1,730,595	5,904	255,289			45,927	1,985,884
Pall Corp.	12,742	652,008	1,880	96,200			14,622	748,208
Parker Hannifin Corp.	16,982	1,384,882	2,505	204,283			19,487	1,589,165
Snap-On, Inc.	6,379	342,361	941	50,503			7,320	392,864
Stanley Black & Decker, Inc.	18,445	1,177,713	2,721	173,736			21,166	1,351,449
		25,653,777		3,784,595		-		29,438,372
Media 2.9%
Cablevision Systems Corp. Class A	24,674	357,033	3,640	52,671			28,314	409,704
CBS Corp. Class B	73,375	1,893,809	10,825	279,393			84,200	2,173,202
Comcast Corp. Class A	301,084	7,060,420	44,418	1,041,602			345,502	8,102,022
DIRECTV Class A (a)	80,858	3,675,805	11,929	542,292			92,787	4,218,097
Discovery Communications, Inc. Class A (a)	29,961	1,302,105	4,420	192,093			34,381	1,494,198
Gannett Co., Inc.	26,414	308,780	3,897	45,556			30,311	354,336
Interpublic Group of Cos., Inc. (The)	52,368	496,448	7,726	73,243			60,094	569,691
McGraw-Hill Cos., Inc. (The)	32,985	1,401,862	4,866	206,805			37,851	1,608,667
News Corp. Class A	250,293	4,385,133	36,925	646,926			287,218	5,032,059
Omnicom Group, Inc.	30,596	1,360,910	4,514	200,783			35,110	1,561,693
Scripps Networks Interactive Class A	10,809	459,166	1,595	67,756			12,404	526,922
Time Warner Cable, Inc.	35,613	2,268,192	5,254	334,627			40,867	2,602,819
Time Warner, Inc.	114,429	4,003,871	16,881	590,666			131,310	4,594,537
Viacom, Inc. Class B	62,927	2,759,349	9,284	407,103			72,211	3,166,452
Walt Disney Co. (The)	203,244	7,089,151	29,984	1,045,842			233,228	8,134,993
Washington Post Co. Class B	547	186,067	81	27,553			628	213,620
		39,008,101		5,754,911		-		44,763,012
Metals & Mining 1.0%
AK Steel Holding Corp.	12,061	100,468	1,779	14,819			13,840	115,287
Alcoa, Inc.	116,554	1,254,121	17,195	185,018			133,749	1,439,139
Allegheny Technologies, Inc.	11,651	540,606	1,719	79,762			13,370	620,368
Cliffs Natural Resources, Inc.	15,990	1,090,838	2,359	160,931			18,349	1,251,769
Freeport-McMoRan Copper & Gold, Inc.	103,795	4,178,787	15,313	616,501			119,108	4,795,288
Newmont Mining Corp.	54,120	3,616,840	7,984	533,571			62,104	4,150,411
Nucor Corp.	34,652	1,309,152	5,112	193,131			39,764	1,502,283
Titanium Metals Corp.	9,121	152,777	1,346	22,546			10,467	175,323
United States Steel Corp.	15,758	399,623	2,325	58,962			18,083	458,585
		12,643,212		1,865,241		-		14,508,453
Multi-Utilities 1.3%
Ameren Corp.	26,465	843,704	3,904	124,459			30,369	968,163

8

	MainStay S&P 500 Index Fund		MainStay Equity Index Fund		Adjustments		Pro Forma Fund
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
CenterPoint Energy, Inc.	46,663	972,457	6,884	143,462			53,547	1,115,919
CMS Energy Corp.	27,577	574,153	4,068	84,696			31,645	658,849
Consolidated Edison, Inc.	32,082	1,856,585	4,733	273,899			36,815	2,130,484
Dominion Resources, Inc.	62,333	3,215,759	9,196	474,422			71,529	3,690,181
DTE Energy Co.	18,544	966,328	2,736	142,573			21,280	1,108,901
Integrys Energy Group, Inc.	8,524	451,005	1,257	66,508			9,781	517,513
NiSource, Inc.	30,733	678,892	4,534	100,156			35,267	779,048
PG&E Corp.	44,065	1,890,388	6,501	278,893			50,566	2,169,281
Public Service Enterprise Group, Inc.	55,408	1,867,250	8,174	275,464			63,582	2,142,714
SCANA Corp.	12,564	531,206	1,853	78,345			14,417	609,551
Sempra Energy	26,235	1,409,607	3,870	207,935			30,105	1,617,542
TECO Energy, Inc.	23,611	438,456	3,483	64,679			27,094	503,135
Wisconsin Energy Corp.	25,582	829,624	3,774	122,391			29,356	952,015
Xcel Energy, Inc.	53,063	1,371,679	7,828	202,354			60,891	1,574,033
		17,897,093		2,640,236		-		20,537,329
Multiline Retail 0.7%
Big Lots, Inc. (a)	7,172	270,313	1,058	39,876			8,230	310,189
Family Dollar Stores, Inc.	13,175	772,450	1,944	113,977			15,119	886,427
J.C. Penney Co., Inc.	15,668	502,629	2,311	74,137			17,979	576,766
Kohl's Corp.	30,780	1,631,648	4,541	240,718			35,321	1,872,366
Macy's, Inc.	46,779	1,428,163	6,901	210,687			53,680	1,638,850
Nordstrom, Inc.	17,936	909,176	2,646	134,126			20,582	1,043,302
Sears Holdings Corp. (a)	4,220	329,919	623	48,706			4,843	378,625
Target Corp.	73,940	4,048,215	10,908	597,213			84,848	4,645,428
		9,892,513		1,459,440		-		11,351,953
Office Electronics 0.1%
Xerox Corp.	153,680	1,257,102	22,672	185,457		-	176,352	1,442,559

Oil, Gas & Consumable Fuels 9.6%
Alpha Natural Resources, Inc. (a)	24,807	596,360	3,660	87,986			28,467	684,346
Anadarko Petroleum Corp.	54,517	4,279,584	8,043	631,375			62,560	4,910,959
Apache Corp.	42,050	4,189,442	6,204	618,105			48,254	4,807,547
Cabot Oil & Gas Corp.	11,439	889,039	1,688	131,191			13,127	1,020,230
Chesapeake Energy Corp.	72,354	2,034,594	10,674	300,153			83,028	2,334,747
Chevron Corp.	219,357	23,043,453	32,361	3,399,523			251,718	26,442,976
ConocoPhillips	150,361	10,472,644	22,182	1,544,976			172,543	12,017,620
CONSOL Energy, Inc.	24,820	1,061,303	3,662	156,587			28,482	1,217,890
Denbury Resources, Inc. (a)	44,026	691,208	6,495	101,972			50,521	793,180
Devon Energy Corp.	45,605	2,962,045	6,728	436,984			52,333	3,399,029
El Paso Corp.	84,364	2,109,944	12,446	311,274			96,810	2,421,218
EOG Resources, Inc.	29,413	2,630,405	4,339	388,037			33,752	3,018,442
EQT Corp.	16,369	1,039,432	2,415	153,352			18,784	1,192,784
ExxonMobil Corp.	532,480	41,581,363	78,556	6,134,438			611,036	47,715,801
Hess Corp.	33,124	2,072,237	4,887	305,731			38,011	2,377,968
Marathon Oil Corp.	78,176	2,034,921	11,533	300,204			89,709	2,335,125
Marathon Petroleum Corp.	39,048	1,401,823	5,761	206,820			44,809	1,608,643
Murphy Oil Corp.	21,197	1,173,678	3,127	173,142			24,324	1,346,820
Newfield Exploration Co. (a)	14,491	583,408	2,138	86,076			16,629	669,484
Noble Energy, Inc.	19,325	1,726,496	2,851	254,708			22,176	1,981,204
Occidental Petroleum Corp.	89,005	8,272,125	13,131	1,220,395			102,136	9,492,520
Peabody Energy Corp.	29,649	1,285,877	4,374	189,700			34,023	1,475,577
Pioneer Natural Resources Co.	12,797	1,073,668	1,888	158,403			14,685	1,232,071
QEP Resources, Inc.	19,391	689,350	2,861	101,709			22,252	791,059
Range Resources Corp.	17,633	1,213,856	2,601	179,053			20,234	1,392,909
Southwestern Energy Co. (a)	38,117	1,602,439	5,623	236,391			43,740	1,838,830
Spectra Energy Corp.	71,218	2,038,971	10,507	300,815			81,725	2,339,786
Sunoco, Inc.	11,835	440,617	1,746	65,004			13,581	505,621
Tesoro Corp. (a)	15,762	408,866	2,325	60,311			18,087	469,177
Valero Energy Corp.	62,684	1,542,026	9,248	227,501			71,932	1,769,527
Williams Cos., Inc.	64,505	1,942,246	9,516	286,527			74,021	2,228,773
		127,083,420		18,748,443		-		145,831,863
Paper & Forest Products 0.1%
International Paper Co.	47,878	1,326,221	7,063	195,645			54,941	1,521,866

9

	MainStay S&P 500 Index Fund		MainStay Equity Index Fund		Adjustments		Pro Forma Fund
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
MeadWestvaco Corp.	18,689	521,610	2,757	76,948			21,446	598,558
		1,847,831		272,593		-		2,120,424
Personal Products 0.2%
Avon Products, Inc.	47,165	862,176	6,958	127,192			54,123	989,368
Estee Lauder Cos., Inc. (The) Class A	12,387	1,219,500	1,827	179,868			14,214	1,399,368
		2,081,676		307,060		-		2,388,736
Pharmaceuticals 5.5%
Abbott Laboratories	170,475	9,183,488	25,150	1,354,831			195,625	10,538,319
Allergan, Inc.	33,678	2,832,993	4,968	417,908			38,646	3,250,901
Bristol-Myers Squibb Co.	186,786	5,900,570	27,556	870,494			214,342	6,771,064
Eli Lilly & Co.	111,563	4,145,681	16,459	611,616			128,022	4,757,297
Forest Laboratories, Inc. (a)	30,055	940,721	4,434	138,784			34,489	1,079,505
Hospira, Inc. (a)	18,042	567,421	2,662	83,720			20,704	651,141
Johnson & Johnson	300,115	19,324,405	44,275	2,850,867			344,390	22,175,272
Merck & Co., Inc.	337,393	11,640,058	49,775	1,717,238			387,168	13,357,296
Mylan, Inc. (a)	46,673	913,391	6,885	134,740			53,558	1,048,131
Pfizer, Inc.	854,476	16,457,208	126,059	2,427,896			980,535	18,885,104
Watson Pharmaceuticals, Inc. (a)	13,772	924,928	2,032	136,469			15,804	1,061,397
		72,830,864		10,744,563		-		83,575,427
Professional Services 0.1%
Dun & Bradstreet Corp.	5,380	359,707	794	53,087			6,174	412,794
Equifax, Inc.	13,411	471,397	1,979	69,562			15,390	540,959
Robert Half International, Inc.	15,849	418,889	2,338	61,793			18,187	480,682
		1,249,993		184,442		-		1,434,435
Real Estate Investment Trusts 1.7%
Apartment Investment & Management Co. Class A	13,232	326,433	1,952	48,156			15,184	374,589
AvalonBay Communities, Inc.	10,304	1,377,542	1,520	203,209			11,824	1,580,751
Boston Properties, Inc.	16,085	1,592,254	2,373	234,903			18,458	1,827,157
Equity Residential	32,476	1,905,692	4,791	281,136			37,267	2,186,828
HCP, Inc.	44,597	1,777,191	6,579	262,173			51,176	2,039,364
Health Care REIT, Inc.	19,438	1,024,188	2,868	151,115			22,306	1,175,303
Host Hotels & Resorts, Inc.	77,325	1,103,428	11,408	162,792			88,733	1,266,220
Kimco Realty Corp.	44,594	779,057	6,579	114,935			51,173	893,992
Plum Creek Timber Co., Inc.	17,742	668,164	2,617	98,556			20,359	766,720
ProLogis, Inc.	50,283	1,496,422	7,418	220,760			57,701	1,717,182
Public Storage	15,515	2,002,211	2,289	295,396			17,804	2,297,607
Simon Property Group, Inc.	32,153	4,129,731	4,743	609,191			36,896	4,738,922
Ventas, Inc.	31,543	1,754,106	4,653	258,753			36,196	2,012,859
Vornado Realty Trust	20,198	1,672,596	2,980	246,774			23,178	1,919,370
Weyerhaeuser Co.	59,000	1,060,820	8,704	156,498			67,704	1,217,318
		22,669,835		3,344,347		-		26,014,182
Real Estate Management & Development 0.0% ±
CBRE Group, Inc. (a)	35,583	632,666	5,249	93,327		-	40,832	725,993

Road & Rail 0.8%
CSX Corp.	119,961	2,664,334	17,698	393,073			137,659	3,057,407
Norfolk Southern Corp.	38,085	2,817,909	5,619	415,750			43,704	3,233,659
Ryder System, Inc.	5,609	285,722	827	42,127			6,436	327,849
Union Pacific Corp.	53,451	5,322,116	7,886	785,209			61,337	6,107,325
		11,090,081		1,636,159		-		12,726,240
Semiconductors & Semiconductor Equipment 2.3%
Advanced Micro Devices, Inc. (a)	63,608	370,835	9,384	54,709			72,992	425,544
Altera Corp.	35,477	1,345,288	5,234	198,473			40,711	1,543,761
Analog Devices, Inc.	32,784	1,198,911	4,837	176,889			37,621	1,375,800
Applied Materials, Inc.	144,324	1,778,072	21,292	262,317			165,616	2,040,389
Broadcom Corp. Class A (a)	52,715	1,902,484	7,777	280,672			60,492	2,183,156
First Solar, Inc. (a)	6,425	319,772	948	47,182			7,373	366,954

10

	MainStay S&P 500 Index Fund		MainStay Equity Index Fund		Adjustments		Pro Forma Fund
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Intel Corp.	575,087	14,112,635	84,841	2,081,998			659,928	16,194,633
KLA-Tencor Corp.	18,288	861,182	2,698	127,049			20,986	988,231
Linear Technology Corp.	24,975	806,942	3,685	119,062			28,660	926,004
LSI Corp. (a)	62,662	391,637	9,244	57,775			71,906	449,412
MEMC Electronic Materials, Inc. (a)	25,281	151,433	3,730	22,343			29,011	173,776
Microchip Technology, Inc.	20,887	755,274	3,081	111,409			23,968	866,683
Micron Technology, Inc. (a)	110,037	615,107	16,234	90,748			126,271	705,855
Novellus Systems, Inc. (a)	7,614	263,064	1,123	38,800			8,737	301,864
NVIDIA Corp. (a)	66,110	978,428	9,753	144,344			75,863	1,122,772
Teradyne, Inc. (a)	20,429	292,543	3,014	43,161			23,443	335,704
Texas Instruments, Inc.	126,520	3,887,960	18,665	573,575			145,185	4,461,535
Xilinx, Inc.	29,025	971,176	4,282	143,276			33,307	1,114,452
		31,002,743		4,573,782		-		35,576,525
Software 3.7%
Adobe Systems, Inc. (a)	54,104	1,591,199	7,982	234,751			62,086	1,825,950
Autodesk, Inc. (a)	25,070	867,422	3,699	127,986			28,769	995,408
BMC Software, Inc. (a)	19,227	668,331	2,836	98,579			22,063	766,910
CA, Inc.	41,481	898,478	6,120	132,559			47,601	1,031,037
Citrix Systems, Inc. (a)	20,611	1,501,099	3,041	221,476			23,652	1,722,575
Compuware Corp. (a)	23,923	202,149	3,529	29,820			27,452	231,969
Electronic Arts, Inc. (a)	36,610	854,844	5,401	126,113			42,011	980,957
Intuit, Inc.	33,285	1,786,406	4,910	263,520			38,195	2,049,926
Microsoft Corp.	816,631	21,746,884	120,476	3,208,276			937,107	24,955,160
Oracle Corp.	432,708	14,179,841	63,836	2,091,906			496,544	16,271,747
Red Hat, Inc. (a)	21,151	1,050,147	3,120	154,908			24,271	1,205,055
Salesforce.com, Inc. (a)	14,843	1,976,642	2,190	291,642			17,033	2,268,284
Symantec Corp. (a)	82,099	1,396,504	12,112	206,025			94,211	1,602,529
		48,719,946		7,187,561		-		55,907,507
Specialty Retail 1.8%
Abercrombie & Fitch Co. Class A	9,519	708,214	1,404	104,458			10,923	812,672
AutoNation, Inc. (a)	5,413	210,782	798	31,074			6,211	241,856
AutoZone, Inc. (a)	3,188	1,031,605	470	152,087			3,658	1,183,692
Bed Bath & Beyond, Inc. (a)	26,791	1,656,755	3,952	244,392			30,743	1,901,147
Best Buy Co., Inc.	33,168	869,997	4,893	128,343			38,061	998,340
Carmax, Inc. (a)	24,779	744,857	3,656	109,899			28,435	854,756
GameStop Corp. Class A (a)	15,255	390,070	2,251	57,558			17,506	447,628
Gap, Inc. (The)	38,008	718,351	5,607	105,972			43,615	824,323
Home Depot, Inc. (The)	171,331	6,133,650	25,276	904,881			196,607	7,038,531
Limited Brands, Inc.	27,130	1,158,722	4,002	170,925			31,132	1,329,647
Lowe's Cos., Inc.	138,075	2,902,336	20,370	428,177			158,445	3,330,513
O'Reilly Automotive, Inc. (a)	14,891	1,132,461	2,197	167,082			17,088	1,299,543
Ross Stores, Inc.	12,658	1,110,486	1,867	163,792			14,525	1,274,278
Staples, Inc.	77,685	1,162,168	11,461	171,457			89,146	1,333,625
Tiffany & Co.	13,939	1,111,356	2,056	163,925			15,995	1,275,281
TJX Cos., Inc.	41,727	2,458,972	6,156	362,773			47,883	2,821,745
Urban Outfitters, Inc. (a)	12,974	353,542	1,914	52,157			14,888	405,699
		23,854,324		3,518,952		-		27,373,276
Textiles, Apparel & Luxury Goods 0.6%
Coach, Inc.	31,644	2,059,075	4,668	303,747			36,312	2,362,822
NIKE, Inc. Class B	41,600	4,008,160	6,137	591,300			47,737	4,599,460
Ralph Lauren Corp.	7,089	1,125,662	1,046	166,094			8,135	1,291,756
VF Corp.	9,488	1,311,432	1,400	193,508			10,888	1,504,940
		8,504,329		1,254,649		-		9,758,978
Thrifts & Mortgage Finance 0.1%
Hudson City Bancorp, Inc.	57,696	360,600	8,512	53,200			66,208	413,800
People's United Financial, Inc.	41,193	525,211	6,077	77,482			47,270	602,693
		885,811		130,682		-		1,016,493
Tobacco 1.7%
Altria Group, Inc.	226,829	6,249,139	33,464	921,933			260,293	7,171,072
Lorillard, Inc.	15,160	1,677,606	2,237	247,546			17,397	1,925,152
Philip Morris International, Inc.	192,367	13,440,682	28,379	1,982,841			220,746	15,423,523

11

	MainStay S&P 500 Index Fund			MainStay Equity Index Fund			Adjustments		Pro Forma Fund
	Shares	Value		Shares	Value		Shares	Value	Shares	Value
Reynolds American, Inc.	37,036	1,432,552		5,464	211,348				42,500	1,643,900
		22,799,979			3,363,668			-		26,163,647
Trading Companies & Distributors 0.2%
Fastenal Co.	32,317	1,230,955		4,768	181,613				37,085	1,412,568
W.W. Grainger, Inc.	6,656	1,140,239		982	168,227				7,638	1,308,466
		2,371,194			349,840			-		2,721,034
Wireless Telecommunication Services 0.3%
American Tower Corp. Class A (a)	43,350	2,388,585		6,395	352,364				49,745	2,740,949
MetroPCS Communications, Inc. (a)	32,127	273,079		4,740	40,290				36,867	313,369
Sprint Nextel Corp. (a)	327,807	842,464		48,361	124,288				376,168	966,752
		3,504,128			516,942			-		4,021,070
Total Common Stocks		1,250,510,534	(b)(h)		184,484,819	(b)(i)		-		1 1,434,995,353

	Principal Amount		Value		Principal Amount	Value		Principal Amount	Value	Principal Amount	Value
Short-Term Investments 5.8%
Repurchase Agreement 0.0%±
State Street Bank and Trust Co.	$66,920		66,920	(j)	$35,787	35,787	(k)		-	$102,707	102,707
Total Repurchase Agreement			66,920			35,787			-		102,707

U.S. Government 5.8%
United States Treasury Bills (c )(d)
0.011% due 1/26/12(c)(d)	5,000,000		$4,999,874		1,000,000	$999,975				6,000,000	$5,999,849
0.015% due 1/12/12(c)(d)	69,100,000		69,097,927		13,100,000	13,099,607				82,200,000	82,197,534
Total U.S. Government			74,097,801	(l)		14,099,582	(m)		-		88,197,383
Total Short-Term Investments			74,164,721	(n)		14,135,369	(o)				88,300,090

Total Investments, Before Investments Sold Short (g)			1,324,675,255	(p)		198,620,188	(q)				1,523,295,443
Investments Sold Short 0.0% (±)
Exelis, Inc.	(7,304)		(82,535)		(1,077)	(12,170)				(8,381)	(94,705)
ITT Corp.	(3,652)		(64,020)		(539)	(9,448)				(4,191)	(73,468)
Total Investments Sold Short (Proceeds $156,749)(e)			(146,555)			(21,618)					(168,173)
Total Investments, Net of Investments Sold Short Cost (S&P $942,337,760; Equity Index $108,070,420; Combined Pro Forma $1,050,408,180)	100.0%		1,324,528,700		100.3%	198,598,570				100.1%	1,523,127,270
Other Assets, Less Liabilities	(0.0)	±	(315,496)		(0.3)	(511,897)				(0.1)	(827,393)
Net Assets	100.0%		$1,324,213,204		100.0%	$198,086,673		100.0%	$-	100.0%	$1,522,299,877

	Contracts Long	Unrealized Appreciation (Depreciation) (f)	Contracts Long	Unrealized Appreciation (Depreciation) (f)	Contracts Long	Unrealized Appreciation (Depreciation) (f)	Contracts Long	Unrealized Appreciation (Depreciation) (f)
Futures Contracts 0.4%
Standard & Poor's 500 Index Mini December 2011
	1,161	$5,502,852	221	$1,019,562		$-	1,382	$6,522,414
Total Futures Contracts (Settlement Value S&P $72,521,865; Equity Index $13,804,765; Combined Pro Forma $86,326,630) (b)

		$5,502,852		$1,019,562		$-		$6,522,414

12

†††
On a daily basis New York Life Investments confirms that the value of the funds liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).

±	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	The combined market value of common stocks and settlement value of Standard & Poor's 500 index futures contracts represents 99.9% of net assets
(c)	Interest rate presented is yield to maturity.
(d)	Represents a security, or a portion thereof, which is maintained at the broker as collateral for future contracts.
(e)	Represents securities sold short on a when-issued basis. At October 31, 2011 total proceeds from investments sold short on a when-issued basis was (S&P $136,599) & (Equity Index $20,150).
(f)	Represents the difference between the value of the contracts at the time they were opened and the value at October 31, 2011.
(g)	At October 31, 2011, cost is (S&P $988,723,188) & (Equity Index $112,849,569) for federal income tax purposes and net unrealized appreciation is as follows:

	S&P 500 Index Fund	Equity Index Fund	Adjustments	Combined Pro Forma

Gross unrealized appreciation	$429,644,042	$93,679,258	$-	$523,323,300
Gross unrealized depreciation	(93,691,975)	(7,908,639)	-	(101,600,614)
Net unrealized appreciation	$335,952,067	$85,770,619	$-	$421,722,686

(h)	Cost $868,307,310
(i)	Cost $93,954,869
(j)
0.01% dated 10/31/11 due 11/1/11 Proceeds at Maturity $66,920 (Collateralized by a Federal Home Loan Bank Corp. security with a rate of 0.90% and maturity date of 9/12/14, with a principal amount of $70,000 and a market value of $70,141)

(k)
0.01% dated 10/31/11 due 11/1/11 Proceeds at Maturity $35,787 (Collateralized by a United States Treasury Bond with a rate of 4.625% and maturity date of 2/15/40, with a principal amount of $30,000 and a market value of $38,137)

(l)	Cost $74,099,530
(m)	Cost $14,099,914
(n)	Cost $74,166,450
(o)	Cost $14,135,701
(p)	Cost $942,473,760
(q)	Cost $108,090,570

13

Pro Forma Combined Portfolio of Investments †††
As of October 31, 2011 (Unaudited)

The following is a summary of the inputs used as of October 31, 2011, for valuing the Fund’s assets and liabilities:

Asset Valuation Inputs

	MainStay S&P 500 Index Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$1,250,510,534	$-	$-	$1,250,510,534
Short-Term Investments				-
Repurchase Agreement	-	66,920	-	66,920
U.S. Government	-	74,097,801	-	74,097,801
Total Short-Term Investments	-	74,164,721		74,164,721
Total Investments in Securities	1,250,510,534	74,164,721	-	1,324,675,255
Other Financial Instruments
Futures Contracts Long (b)	5,502,852	-	-	5,502,852
Total Investments in Securities and
Other Financial Instruments	$1,256,013,386	$74,164,721	$-	$1,330,178,107

Liability Valuation Inputs

	MainStay S&P 500 Index Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities Sold Short (a)
Common Stocks	$(146,555)	$-	$-	$(146,555)
Total Investments in Securities Sold Short	$(146,555)	$-	$-	(146,555)

(a) For Complete listing of investments and their industries, see the Portfolio of Investments.
(b) The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the year ended October 31, 2011, the Fund did not have any transfer between Level 1 and Level 2 fair value measurements. (See Note 2)

At October 31 2011, the Fund did not hold any investments with significant unobservable inputs (Level 3). (See Note 2)

14

Pro Forma Combined Portfolio of Investments †††
As of October 31, 2011 (Unaudited)

The following is a summary of the inputs used as of October 31, 2011, for valuing the Fund's assets and liabilities:

Asset Valuation Inputs
	MainStay Equity Index Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$184,484,819	$-	$-	$184,484,819
Short-Term Investments				-
Repurchase Agreement	-	35,787	-	35,787
U.S. Government	-	14,099,582	-	14,099,582
Total Short-Term Investments	-	14,135,369		14,135,369
Total Investments in Securities	184,484,819	14,135,369	-	198,620,188
Other Financial Instruments
Futures Contracts Long (b)	1,019,562	-	-	1,019,562
Total Investments in Securities and
Other Financial Instruments	$185,504,381	$14,135,369	$-	$199,639,750

Liability Valuation Inputs
	MainStay Equity Index Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities Sold Short (a)
Common Stocks	$(21,618)	$-	$-	$	(21,618)
Total Investments in Securities Sold Short	$(21,618)	$-	$-		$(21,618)

(a) For Complete listing of investments and their industries, see the Portfolio of Investments.
(b) The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the year ended October 31, 2011, the Fund did not have any transfer between Level 1 and Level 2 fair value measurements. (See Note 2)

At October 31 2011, the Fund did not hold any investments with significant unobservable inputs (Level 3). (See Note 2)

15

Pro Forma Combined Portfolio of Investments †††
As of October 31, 2011 (Unaudited)

The following is a summary of the inputs used as of October 31, 2011, for valuing the Fund's assets and liabilities:

Asset Valuation Inputs
Adjustments
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$-	$-	$-	$-
Short-Term Investments				-
Repurchase Agreement	-	-	-	-
U.S. Government	-	-	-	-
Total Short-Term Investments	-	-		-
Total Investments in Securities	-	-	-	-
Other Financial Instruments
Futures Contracts Long (b)	-	-	-	-
Total Investments in Securities and
Other Financial Instruments	$-	$-	$-	$-

Liability Valuation Inputs
Adjustments
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities Sold Short (a)
Common Stocks	$-	$-	$-	$-
Total Investments in Securities Sold Short	$-	$-	$-	$-

(a) For Complete listing of investments and their industries, see the Portfolio of Investments.
(b) The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the year ended October 31, 2011, the Fund did not have any transfer between Level 1 and Level 2 fair value measurements. (See Note 2)

At October 31 2011, the Fund did not hold any investments with significant unobservable inputs (Level 3). (See Note 2)

16

Pro Forma Combined Portfolio of Investments †††
As of October 31, 2011 (Unaudited)

The following is a summary of the inputs used as of October 31, 2011, for valuing the Fund's assets and liabilities:

Asset Valuation Inputs
	Pro Forma Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$1,434,995,353	$-	$-	$1,434.995,353
Short-Term Investments				-
Repurchase Agreement	-	102,707	-	102,707
U.S. Government	-	88,197,383	-	88,197,383
Total Short-Term Investments	-	88,300,090		88,300,090
Total Investments in Securities	1,434,995,353	88,300,090	-	1,523,295,443
Other Financial Instruments
Futures Contracts Long (b)	6,522,414	-	-	6,522,414
Total Investments in Securities and
Other Financial Instruments	$1,441,517,767	$88,300,090	$-	$1,529,817,857

Liability Valuation Inputs
	Pro Forma Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities Sold Short (a)
Common Stocks	$(168,173)	$-	$0	$	(168,173)
Total Investments in Securities Sold Short	$(168,173)	$-	$-		$(168,173)

(a) For Complete listing of investments and their industries, see the Portfolio of Investments.
(b) The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the year ended October 31, 2011, the Fund did not have any transfer between Level 1 and Level 2 fair value measurements. (See Note 2)

At October 31 2011, the Fund did not hold any investments with significant unobservable inputs (Level 3). (See Note 2)

17

Reorganization between MainStay Equity Index Fund and
MainStay S&P 500 Index Fund

Pro Forma Statement of Assets & Liabilities
As of October 31, 2011 (Unaudited)

	MainStay S&P 500 Index Fund		MainStay Equity Index Fund		Adjustments	Pro Forma Fund
Assets
Investment in securities, at value(cost $1,050,564,330)	$1,324,675,255	(a)	$198,620,188	(b)	$-	$1,523,295,443
Receivables:					-	-
Fund Shares Sold	2,149,364		-		-	2,149,364
Dividends and interest	1,422,939		209,922		-	1,632,861
Investment securities sold	169,853		25,059		-	194,912
Other assets	23,250		12,321		-	35,571
Total assets	1,328,440,661		198,867,490		-	1,527,308,151
					-
Liabilities					-
Investments sold short (proceeds $156,749)	146,555	(c)	21,618	(d)	-	168,173
Payables:
Variation margin on futures contracts	1,813,158		349,896		-	2,163,054
Fund Shares redeemed	1,489,159		230,148		-	1,719,307
Transfer agent	366,243		63,718		-	429,961
Manager	189,245		16,979		-	206,224
Professional fees	70,614		12,604		-	83,218
Shareholder communication	47,851		33,618		-	81,469
NYLIFE Distributors	44,013		40,715		-	84,728
Custodian	2,730		2,244		-	4,974
Trustees	5,014		825		-	5,839
Accrued expenses	52,875		8,452		-	61,327
Total liabilities	4,227,457		780,817		-	5,008,274
Net assets	$1,324,213,204		$198,086,673		$-	1,522,299,877

Composition of Net Assets
Share of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$45,304	(e)	$41,977	(f)	$(35,143)	$52,138
Additional paid-in capital	1,090,509,827		112,722,134		$35,143	1,203,267,104
	1,090,555,131		112,764,111		-	1,203,319,242
Undistributed net investment income	17,230,997		2,846,993		-	20,077,990
Accumulated net realized gain (loss) on investments, futures transactions and investments sold short	(171,267,315)		(9,072,143)		-	(180,339,458)
Net unrealized appreciation (depreciation) on investments and futures contracts	387,704,347		91,549,180		-	479,253,527
Net unrealized appreciation (depreciation) on investments sold short	(9,956)		(1,468)		-	(11,424)
Net assets	$1,324,213,204		$198,086,673		$-	$1,522,299,877
Class A					-
Net assets applicable to outstanding shares	$195,006,332		$198,086,673.00		$-	$393,093,005
Shares of beneficial interest outstanding	6,726,008		4,197,738		2,635,193	13,558,939
Net asset value per share outstanding	$28.99		$47.19	(g)	$-	$28.99
Maximum sales charge (3.00% of offering price)	0.90		1.46		-	0.90
Maximum offering price per share outstanding	$29.89		$48.65		2,635,193	$29.89

(a) Identified cost $942,473,760.
(b) Identified cost $108,090,570.
(c) Proceeds $136,599
(d) Proceeds $20,150
(e) (par value of $.001 per share) unlimited number of shares authorized.
(f) (par value of $.01 per share) unlimited number of shares authorized.
(g) Adjusted to reflect cumulative effects of the reverse stock split in each year, as well as the reverse stock split on December 7, 2011.

18

Reorganization between MainStay Equity Index Fund and
MainStay S&P 500 Index Fund

Pro Forma Statement of Operations
For the year ended October 31, 2011 (Unaudited)

Investment Income (Loss)	MainStay S&P 500 Index Fund		MainStay Equity Index Fund	Adjustments	Pro Forma Fund
Income
Dividends (a)	$27,475,547	(a)	$4,203,769	$-	$31,679,316
Interest	17,749		7,565	-	25,314
Total income	27,493,296		4,211,334		31,704,630

Expenses
Manager	3,354,175		584,058	(101,693)	3,836,540
Transfer agent	2,297,537		409,267	(25,187)	2,681,617
Distribution/Service - Investor Class	50,795		-	-	50,795
Distribution/Service - Class A	506,592		535,953	-	1,042,545
Professional fees	161,430		65,711	(36,046)	191,095
Shareholder communication	82,410		70,125	(51,332)	101,203
Registration	68,598		25,050	(2,708)	90,940
Custodian	41,235		31,540	(25,195)	47,580
Trustees	37,985		5,896	-	43,881
Miscellaneous	81,222		15,473	(5,000)	91,695
Total expenses before waiver/reimbursement	6,681,979		1,743,073	(247,161)	8,177,891
Expense waiver/reimbursement from Manager	(1,275,945)		(456,776)	128,628	(1,604,093)
Net expenses	5,406,034		1,286,297	(118,533)	6,573,798
Net investment income	22,087,262		2,925,037	118,533	25,130,832

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on:
Security Transactions	(9,070,692)		15,831,792	-	6,761,100
Futures Transactions	3,869,674		(379,887)	-	3,489,787
Net realized gain (loss) on investments and futures transactions	(5,201,018)		15,451,905	-	10,250,887
Net change in unrealized appreciation (depreciation) on:
Investments	84,236,831		(2,494,202)		81,742,629
Investments sold short	(9,956)		(1,468)	-	(11,424)
Futures contracts	5,281,093		564,474	-	5,845,567
Net change in unrealized appreciation (depreciation) on investments, investments sold short and futures contracts	89,507,968		(1,931,196)		87,576,772
Net realized and unrealized gain (loss) on investments, investments sold short and futures transactions	84,306,950		13,520,709	-	97,827,659
Net increase (decrease) in net assets resulting from operations	$106,394,212		$16,445,746	$118,533	$122,958,491

(a)	Dividends recorded net of foreign withholding taxes in the amount of $141.

19

Reorganization between MainStay Equity Index Fund and MainStay S&P 500 Index Fund
Pro Forma Notes to the Financial Statements
At October 31, 2011

Note 1 – Basis of Combination:
At a meeting on December 14, 2011, the Board of Trustees of the MainStay Funds Trust (the “Trust”), approved the combination whereby, the MainStay S&P 500 Index Fund (“S&P 500 Fund”), a series of MainStay Funds Trust will acquire all of the assets of MainStay Equity Index Fund (“Equity Index Fund”), and assume the liabilities of such Fund, in exchange for a number of shares of S&P 500 Fund equal in value to the net assets of the Equity Index Fund (the “Reorganization”).  The Reorganization is subject to the approval of the shareholders of Equity Index Fund.

The Reorganization will be accounted for as a tax-free reorganization. The unaudited pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the reorganization occurred at October 31, 2011. The unaudited pro forma portfolio of investments, and statement of assets and liabilities reflect the financial position of S&P 500 Fund and Equity Index Fund at October 31, 2011. The unaudited pro forma statement of operations reflects the results of operations of S&P 500 Fund and Equity Index Fund for the year ended October 31, 2011. These statements have been derived from the Fund’s respective books and records utilized in calculating daily net asset value at the date indicated above for S&P 500 Fund and Equity Index Fund under generally accepted accounting principles in the United States. The historical cost of investment securities will be carried forward to the surviving entity, which is the S&P 500 Fund.

The unaudited pro forma portfolio of investments, statement of assets and liabilities and statement of operations should be read in conjunction with the historical financial statements of each Fund that are incorporated by reference in the Statements of Additional Information.

Note 2 – Security Valuation:
The net asset value per share of each class of shares of the Fund is calculated on each day the New York Stock Exchange (the “Exchange”) is open for trading as of the close of regular trading on the exchange. The net asset value per share of each class of shares of the Fund is determined by taking the current market value of total assets attributable to that class, subtracting the liabilities attributable to that class, and dividing the result by the outstanding shares of that class.

Investments are valued as of the close of regular trading on the New York Stock Exchange (“Exchange”) (usually 4:00 p.m. Eastern time) on each day the Fund is open for business (“valuation date”).

“Fair value” is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. Fair value measurements are determined within a framework that has established a three-tier hierarchy which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. “Inputs” refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the information available in the circumstances. The inputs or methodology used for valuing securities may not be an indication of the risks associated with investing in those securities. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

1

•	Level 1—quoted prices in active markets for identical investments

•	Level 2—other significant observable inputs (including quoted prices for similar investments in active markets, interest rates and yield curves, prepayment speeds, credit risks, etc.)

•	Level 3—significant unobservable inputs (including the Fund’s own assumptions about the assumptions that market participants would use in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value maximize the use of observable inputs and minimize the use of unobservable inputs. The Fund may utilize some of the following fair value techniques: multi-dimensional relational pricing models, option adjusted spread pricing and estimating the price that would have prevailed in a liquid market for an international equity security given information available at the time of evaluation, when there are significant events after the close of local foreign markets.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. For the year ended October 31, 2011, there have been no changes to the fair value methodologies.

The aggregate value by input level, as of October 31, 2011, for the Fund’s investments is included at the end of the Fund’s Portfolio of Investments.

Equity securities and Exchange Traded Funds are valued at the latest quoted sales prices as of the close of regular trading on the Exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices.  Prices normally are taken from the principal market in which each security trades. Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. Investments in other mutual funds are valued at their NAVs as of the close of the Exchange on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.

Temporary cash investments acquired over 60 days prior to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments which mature in 60 days or less (“Short-Term Investments”) are valued at amortized cost. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security.  Securities valued at amortized cost are not obtained from a quoted price in an active market. These securities are all generally categorized as Level 2 in the hierarchy.

2

Securities for which market quotations are not readily available are valued by methods deemed in good faith by the Fund’s Board to represent fair value. Equity and non-equity securities which may be valued in this manner include, but are not limited to: (i) a security the trading for which has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been de-listed from a national exchange; (v) a security the market price of which is not available from an independent pricing source or, if so provided, does not, in the opinion of New York Life Investment Management LLC (the Fund’s “Manager”) or Madison Square Investors (the Fund’s “Subavisor”) reflect the security’s market value; and (vi) a security where the trading on that security’s principal market is temporarily closed at a time when, under normal conditions, it would be open. These securities are generally categorized as Level 3 in the hierarchy. At October 31, 2011, the Fund did not hold any securities that were fair valued in such a manner.

Certain events may occur between the time that foreign markets close, on which securities held by the Fund principally trade, and the time at which the Fund’s NAV is calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Manager or Subadvisor conclude that such events may have affected the accuracy of the last price reported on the local foreign market, the Manager or Subadvisor may, pursuant to procedures adopted by the Fund’s Board, adjust the value of the local price to reflect the impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third party vendor in accordance with the Fund’s policies and procedures and are generally categorized as Level 2 in the hierarchy. As of October 31, 2011, the Fund did not hold any foreign equity securities.

Note 3 – Capital Shares:
The unaudited pro forma net asset value per share assumes retired shares of common stock in connection with the proposed acquisition of Equity Index Fund by S&P 500 Fund as of October 31, 2011. The number of retired shares was calculated by dividing the net asset value of shares of Equity Index Fund by the Class A net asset value per share of S&P 500 Fund. As of October 31, 2011, the number of outstanding shares of the Equity Index Fund was 4,197,738. If the Reorganization was effected on October 31, 2011, shareholders of the Equity Index Fund would have received 6,832,931 Class A shares of the S&P 500 Fund in the Reorganization.

Note 4 – Unaudited Pro Forma Adjustments:
The accompanying unaudited pro forma financial statements reflect changes in Fund shares as if the Reorganization had taken place on October 31, 2011. Equity Index Fund expenses were adjusted assuming S&P 500 Fund’s fee structure was in effect for the year ended October 31, 2011.

Note 5 – Use of Estimates:
In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Note 6 – Federal Income Taxes:
Each of the Funds is a separate entity for federal income tax purposes.  The Trust’s policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of the taxable income to the shareholders of each Fund’s within the allowable time limits. Therefore, no federal income tax provision is required.

3

MAINSTAY FUNDS TRUST

PART C

OTHER INFORMATION

ITEM 15.	INDEMNIFICATION

New York Life Insurance Company maintains Trustees & Officers Liability insurance coverage. The policy covers the Trustees, Officers, and Trustees of New York Life, its subsidiaries and certain affiliates, including MainStay Funds Trust (the “Registrant”). Subject to the policy's terms, conditions, deductible and retentions, Trustees, Officers and Trustees are covered for claims made against them while acting in their capacities as such. The primary policy is issued by Zurich-American Insurance Company, and the excess policies are issued by various insurance companies. The issuing insurance companies may be changed from time to time and there is no assurance that any or all of the current coverage will be maintained by New York Life.

Article VII of Registrant's Declaration of Trust states as follows:

Section 3. Indemnification.

(a)           For purposes of this Section 3 and Section 5 of this Article VII and any related provisions of the By-laws, “Agent” means any Person who is, was or becomes an employee or other agent of the Trust who is not a Covered Person; “Proceeding” means any threatened, pending or completed claim, action, suit or proceeding, whether civil, criminal, administrative or investigative (including appeals); and “liabilities” and “expenses” include, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and all other liabilities whatsoever.

(b)           Subject to the exceptions and limitations contained in this Section, as well as any procedural requirements set forth in the By-Laws:

(i)           every person who is, has been, or becomes a Trustee or officer of the Trust (hereinafter referred to as a “Covered Person”) shall be indemnified by the Trust to the fullest extent permitted by law against any and all liabilities and expenses reasonably incurred or paid by him in connection with the defense of any Proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee or officer, and against amounts paid or incurred by him in the settlement thereof;

(ii)           every Person who is, has been, or becomes an Agent of the Trust may, upon due approval of the Trustees (including a majority of the Trustees who are not Interested Persons of the Trust), be indemnified by the Trust, to the fullest extent permitted by law, against any and all liabilities and expenses reasonably incurred or paid by him in connection with the defense of any Proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been an Agent, and against amounts paid or incurred by him in the settlement thereof;

(iii)           every Person who is serving or has served at the request of the Trust as a trustee, officer, partner, trustee, employee, agent or fiduciary of another domestic or foreign corporation, partnership, joint venture, trust, other enterprise or employee benefit plan (“Other Position”) and who was or is a party or is threatened to be made a party to any Proceeding by reason of alleged acts or omissions while acting within the scope of his or her service in such Other Position, may, upon due approval of the Trustees (including a majority of the Trustees who are not Interested Persons of the Trust), be indemnified by the Trust, to the fullest extent permitted by law, against any and all liabilities and expenses reasonably incurred or paid by him in connection with the defense of any Proceeding in which he becomes involved as a party or otherwise by virtue of his being or having held such Other Position, and against amounts paid or incurred by him in the settlement thereof;

(c)           Without limitation of the foregoing and subject to the exceptions and limitations set forth in this Section, as well as any procedural requirements set forth in the By-Laws, the Trust shall indemnify each Covered Person who was or is a party or is threatened to be made a party to any Proceedings, by reason of alleged acts or omissions within the scope of his or her service as a Covered Person, against judgments, fines, penalties, settlements and reasonable expenses (including attorneys’ fees) actually incurred by him in connection with such proceeding to the maximum extent consistent with state law and the 1940 Act.

(d)           No indemnification shall be provided hereunder to any Person who shall have been adjudicated by a court or body before which the proceeding was brought (i) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office (collectively, “Disabling Conduct”) or (ii) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust.

(e)           With respect to any Proceeding disposed of (whether by settlement, pursuant to a consent decree or otherwise) without an adjudication by the court or other body before which the Proceeding was brought, no indemnification shall be provided to a Trustee, officer, Agent or other Person unless there has been a dismissal of the Proceeding by the court or other body before which it was brought for insufficiency of evidence of any Disabling Conduct with which such Trustee, officer, Agent or other Person has been charged or a determination that such Trustee, officer, Agent or other Person did not engage in Disabling Conduct:

(i)           by the court or other body before which the Proceeding was brought;

(ii)           by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the Proceeding based upon a review of readily available facts (as opposed to a full trial-type inquiry); or

(iii)           by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

(f)           The Trust’s financial obligations arising from the indemnification provided herein or in the By-Laws (i) may be insured by policies maintained by the Trust; (ii) shall be severable; (iii) shall not be exclusive of or affect any other rights to which any Person may now or hereafter be entitled; and (iv) shall continue as to a Person who has ceased to be subject to indemnification as provided in this Section as to acts or omissions that occurred while the Person was indemnified as provided herein and shall inure to the benefit of the heirs, executors and administrators of such Person.  Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, may be entitled, and other persons may be entitled by contract or otherwise under law.

(g)           Expenses of a Person entitled to indemnification hereunder in connection with the defense of any Proceeding of the character described in paragraphs (a) and (b) above may be advanced by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 3; provided, however, that either (i) such Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments, or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Person will be found entitled to indemnification under Section 3.

Section 5. Insurance.

The Trustees shall be entitled and empowered to the fullest extent permitted by law to purchase with Trust assets insurance for liability and for all expenses reasonably incurred or paid or expected to be paid by a Person entitled to indemnification from the Trust in connection with any proceeding in which he or she may become involved by virtue of his or her capacity or former capacity entitling him or her to indemnification hereunder.

In addition, each Trustee has entered into a written agreement with the Registrant pursuant to which the Registrant is contractually obligated to indemnify the Trustees to the fullest extent permitted by law and by the Declaration of Trust and By-laws of the Registrant.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 16.	EXHIBITS

(1)	Charter of Registrant

a.	Certificate of Trust as filed with the State of Delaware on April 28, 2009 – Previously filed as Exhibit (a)(1) to Registrant’s Initial Registration Statement on Form N-1A.*
b.	Declaration of Trust dated April 8, 2009 – Previously filed as Exhibit (a)(2) to Registrant’s Initial Registration Statement on Form N-1A.*

(2)	By-Laws

a.	Filed April 8, 2009 – Previously filed as Exhibit (b) to Registrant’s Initial Registration Statement on Form N-1A.*

(3)	Voting Trust Agreement – Inapplicable.

(4)	Agreements of Reorganization

a.	Form of Agreement and Plan of Reorganization between each Acquired Fund and its respective Acquiring Fund – Filed herewith as Exhibit A to this Proxy Statement/Prospectus.

(5)	See the Declaration of Trust, as amended (Exhibit 1 above) and the Amended and Restated By-Laws (Exhibit 2 above).

(6)	Investment Advisory Contracts

a.	Management Agreement between the Registrant and New York Life Investment Management LLC dated November 10, 2009 – Previously filed with Post-Effective Amendment No. 9 on February 28, 2011 *
1.	Amendment dated February 26, 2010 – Previously filed with Post-Effective Amendment No. 9 on February 28, 2011.*
2.	Amendment dated March 30, 2010 – Previously filed with Post-Effective Amendment No. 9 on February 28, 2011.*
3.	Amendment dated August 1, 2010 – Previously filed with Post-Effective Amendment No. 9 on February 28, 2011.*
b.
Subadvisory Agreement between New York Life Investment Management LLC and Epoch Investment Partners, Inc. dated June 29, 2009 – Previously filed with Post-Effective Amendment No. 9 on February 28, 2011.*

1.	Amendment dated November 10, 2009 – Previously filed with Post-Effective Amendment No. 9 on February 28, 2011.*
2.	Amendment dated November 20, 2009 – Previously filed with Post-Effective Amendment No. 9 on February 28, 2011.*
c.	Subadvisory Agreement between New York Life Investment Management LLC and MacKay Shields LLC dated February 26, 2010 – Previously filed with Post-Effective Amendment No. 9 on February 28, 2011.*
1.	Amendment dated March 30, 2010 – Previously filed with Post-Effective Amendment No. 9 on February 28, 2011.*
d.
Subadvisory Agreement between New York Life Investment Management LLC and Madison Square Investors LLC dated February 26, 2010 – Previously filed with Post-Effective Amendment No. 9 on February 28, 2011.*

e.
Subadvisory Agreement between New York Life Investment Management LLC and Institutional Capital LLC dated February 26, 2010 – Previously filed with Post-Effective Amendment No. 9 on February 28, 2011.*

1.	Amendment dated August 1, 2010 – Previously filed with Post-Effective Amendment No. 9 on February 28, 2011.*

(7)	Underwriting Contracts

a.	Distribution Agreement dated November 10, 2009 between the Registrant and NYLIFE Distributors LLC – Previously filed with Post-Effective Amendment No. 9 on February 28, 2011.*
1.	Amendment dated October 1, 2010 – Previously filed with Post-Effective Amendment No. 9 on February 28, 2011.*
b.	Form of Soliciting Dealer Agreement – Previously filed with Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on October 30, 2009.*

(8)	Bonus or Profit Sharing Contracts – Inapplicable.

(9)	Custodian Agreements

a.	Amended and Restated Master Custodian Agreement with State Street Bank and Trust Company dated January 1, 2011 – Previously filed with Post-Effective Amendment No. 9 on February 28, 2011.*
b.	Amended and Restated Master Delegation Agreement with State Street Bank and Trust Company dated January 1, 2011 – Previously filed with Post-Effective Amendment No. 9 on February 28, 2011.*

(10)	Rule 12b-1 and Rule 18f-3 Plan

a.	Plan of Distribution Pursuant to Rule 12b-1 for Investor Class shares of Registrant – Previously filed with Post-Effective Amendment No. 9 on February 28, 2011.*
b.	Plan of Distribution Pursuant to Rule 12b-1 for Class A shares of Registrant – Previously filed with Post-Effective Amendment No. 9 on February 28, 2011.*
c.	Plan of Distribution Pursuant to Rule 12b-1 for Class B shares of Registrant – Previously filed with Post-Effective Amendment No. 9 on February 28, 2011.*
d.	Plan of Distribution Pursuant to Rule 12b-1 for Class C shares of Registrant – Previously filed with Post-Effective Amendment No. 9 on February 28, 2011.*
e.	Plan of Distribution Pursuant to Rule 12b-1 for Class R2 shares of Registrant – Previously filed with Post-Effective Amendment No. 9 on February 28, 2011.*
f.	Plan of Distribution Pursuant to Rule 12b-1 for Class R3 shares of Registrant – Previously filed with Post-Effective Amendment No. 9 on February 28, 2011.*
g.	Amendments dated February 26, 2010 to the Class A, B, C, R2 and R3 12b-1 Plans – Previously filed with Post-Effective Amendment No. 9 on February 28, 2011.*
h.	Amendments dated March 30, 2010 to the Class A, B, C, R2 and R3 12b-1 Plans – Previously filed with Post-Effective Amendment No. 9 on February 28, 2011.*
i.	Multiple Class Plan Pursuant to Rule 18f-3 – Previously filed with Post-Effective Amendment No. 9 on February 28, 2011.*
1.	Amendments dated February 26, 2010 – Previously filed with Post-Effective Amendment No. 9 on February 28, 2011.*
2.	Amendments dated March 30, 2010 – Previously filed with Post-Effective Amendment No. 9 on February 28, 2011.*

(11)	Opinions of counsel regarding legality of the securities being registered – Filed herewith.

(12)	Tax Opinions – To be filed by amendment.

(13)	Other Material Contracts

a.	Transfer Agency Agreements
1.
Amended and Restated Transfer Agency and Service Agreement with NYLIM Service Company LLC dated October 1, 2008 – Previously filed with Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on October 30, 2009.*

(a)	Amendment dated November 12, 2009 – Previously filed with Post-Effective Amendment No. 9 on February 28, 2011.*
(b)	Amendment dated November 24, 2009 – Previously filed with Post-Effective Amendment No. 9 on February 28, 2011.*
(c)	Amendment dated February 26, 2010 – Previously filed with Post-Effective Amendment No. 9 on February 28, 2011.*
(d)	Amendment dated March 30, 2010 – Previously filed with Post-Effective Amendment No. 9 on February 28, 2011.*

(e)	Amendment dated January 1, 2011 – Previously filed with Post-Effective Amendment No. 9 on February 28, 2011.*
2.
Sub-Transfer Agency and Service Agreement between NYLIM Service Company LLC and Boston Financial Data Services, Inc. dated October 1, 2005 – Previously filed with Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on October 30, 2009.*

(a)	Amendment dated October 1, 2008 – Previously filed with Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on October 30, 2009.*
(b)	Amendment dated November 12, 2009 – Previously filed with Post-Effective Amendment No. 9 on February 28, 2011.*
(c)	Amendment dated November 24, 2009 – Previously filed with Post-Effective Amendment No. 9 on February 28, 2011.*
(d)	Amendment dated February 26, 2010 – Previously filed with Post-Effective Amendment No. 9 on February 28, 2011.*
(e)	Amendment dated March 30, 2010 – Previously filed with Post-Effective Amendment No. 9 on February 28, 2011.*
b.	Sub-Accounting and Sub-Administration Agreements
1.
Master Fund Sub-Accounting and Sub-Administration Agreement between New York Life Investment Management LLC and Investors Bank & Trust Company dated June 30, 2005 – Previously filed with Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on October 30, 2009.*

(a)
Extension Agreement (with regard to Master Fund Sub-Accounting and Sub-Administration Agreement) between New York Life Investment Management LLC and State Street Bank & Trust Company dated January 31, 2008 – Previously filed with Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on October 30, 2009.*

(b)	Amendment dated November 12, 2009 to the Master Fund Sub-Accounting and Sub-Administration Agreement – Previously filed with Post-Effective Amendment No. 9 on February 28, 2011.*
(c)	Amendment dated November 20, 2009 to the Master Fund Sub-Accounting and Sub-Administration Agreement – Previously filed with Post-Effective Amendment No. 9 on February 28, 2011.*
(d)	Amendment dated November 24, 2009 to the Master Fund Sub-Accounting and Sub-Administration Agreement – Previously filed with Post-Effective Amendment No. 9 on February 28, 2011.*
(e)	Amendment dated February 26, 2010 to the Master Fund Sub-Accounting and Sub-Administration Agreement – Previously filed with Post-Effective Amendment No. 9 on February 28, 2011.*
(f)	Amendment dated March 30, 2010 to the Master Fund Sub-Accounting and Sub-Administration Agreement – Previously filed with Post-Effective Amendment No. 9 on February 28, 2011.*
c.	Shareholder Service Plans
1.	Shareholder Service Plan for Class R1 shares – Previously filed with Post-Effective Amendment No. 9 on February 28, 2011.*
2.	Shareholder Service Plan for Class R2 shares – Previously filed with Post-Effective Amendment No. 9 on February 28, 2011.*
3.	Shareholder Service Plan for Class R3 shares – Previously filed with Post-Effective Amendment No. 9 on February 28, 2011.*
4.	Shareholder Service Plan for Sweep shares – Previously filed with Post-Effective Amendment No. 9 on February 28, 2011.*

(a)	Amendments dated February 26, 2010 to the Shareholder Services Plan for Class R1, R2 and R3 shares – Previously filed with Post-Effective Amendment No. 9 on February 28, 2011.*
(b)	Amendments dated March 30, 2010 to the Shareholder Services Plan for Class R1, R2 and R3 shares – Previously filed with Post-Effective Amendment No. 9 on February 28, 2011.*
d.	Indemnification Agreement – Previously filed with Post-Effective Amendment No. 9 on February 28, 2011.*
e.	Expense Limitation Agreements and Fee Waivers
1.	Expense Limitation Agreement dated November 13, 2009 with respect to the MainStay Epoch Funds – Previously filed with Post-Effective Amendment No. 9 on February 28, 2011.*
2.	Expense Limitation Agreement dated February 26, 2010 for the Funds of the Trust excluding 130/30 Funds – Previously filed with Post-Effective Amendment No. 9 on February 28, 2011.*
3.	Notice of Fee Waiver dated February 26, 2010 with respect to Retirement & Intermediate Term Bond Funds – Previously filed with Post-Effective Amendment No. 9 on February 28, 2011.*
4.	Expense Limitation Agreement dated March 30, 2010 with respect to the MainStay High Yield Municipal Bond Fund – Previously filed with Post-Effective Amendment No. 9 on February 28, 2011.*
5.
Notice of Voluntary Waiver dated April 1, 2010 with respect to Class R1 shares of MainStay ICAP International and MainStay ICAP Equity Funds – Previously filed with Post-Effective Amendment No. 9 on February 28, 2011.*

6.	Amended and Restated Expense Limitation Agreement dated August 1, 2010 with respect to the 130/30 Funds – Previously filed with Post-Effective Amendment No. 9 on February 28, 2011.*

(14)	Other Opinions

a.	Consent of Independent Registered Public Accounting Firm to MainStay Funds Trust, KPMG LLP – Filed herewith.

(15)	Omitted Financial Statements

(16)	Power of Attorney – Filed herewith.

(17)	Additional Exhibits – Inapplicable.
_______________
* Incorporated by reference.

ITEM 17.	UNDERTAKINGS.

(1)           The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)           The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of Parsippany and the State of New Jersey on the 23rd day of January, 2012.

MAINSTAY FUNDS TRUST

/s/ Stephen P. Fisher
Stephen P. Fisher
President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on January 23, 2012.

SIGNATURE	TITLE

/s/ Susan B. Kerley*	Trustee and Chairman of the Board
Susan B. Kerley

/s/ Alan R. Latshaw*	Trustee
Alan R. Latshaw

/s/ Peter Meenan*	Trustee
Peter Meenan

/s/ John Kim*	Trustee
John Kim

/s/ Richard H. Nolan, Jr.*	Trustee
Richard H. Nolan, Jr.

/s/ Richard S. Trutanic*	Trustee
Richard S. Trutanic

/s/ Roman L. Weil*	Trustee
Roman L. Weil

/s/ John A. Weisser*	Trustee
John A. Weisser

/s/ Jack R. Benintende	Treasurer and Principal Financial
Jack R. Benintende	and Accounting Officer

By: /s/ J. Kevin Gao	Secretary
J. Kevin Gao
As Attorney-in-Fact*

*  Pursuant to Powers of Attorney filed herewith.

EXHIBIT LIST

11.	Opinion of counsel regarding legality of the securities being registered

14a.	Consent of Independent Registered Public Accounting Firm

16.	Powers of Attorney